UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Sustainable Core Plus Bond ETF
Fidelity® Sustainable Low Duration Bond ETF

Annual Report
August 31, 2023

Contents

Fidelity® Sustainable Core Plus Bond ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Low Duration Bond ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Sustainable Core Plus Bond ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Life of Fund
Fidelity® Sustainable Core Plus Bond ETF - NAV A	-0.09%	-2.06%
Fidelity® Sustainable Core Plus Bond ETF - Market Price B	-0.18%	-2.05%
Bloomberg U.S. Aggregate Bond Index A	-1.19%	-1.98%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index A	-1.16%	-1.93%

A   From April 19, 2022

B  From April 21, 2022, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Core Plus Bond ETF - NAV, on April 19, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Sustainable Core Plus Bond ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Lead Portfolio Managers Celso Muñoz and Ford O'Neil:
For the fiscal year ending August 31, 2023, the exchange-traded fund's net asset value returned -0.09%, net of fees, versus -1.19% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. The ETF's market price returned -0.07%. Exposure to the high-yield and global bonds segments, both of which bested the benchmark, boosted the fund's relative performance. An overweight to corporate credit, another outperforming segment, helped as well, as did an underweight to mortgage-backed securities, a segment which trailed the benchmark. Duration positioning also added notable value. The fund had a shorter duration (less interest rate sensitivity), which was beneficial given the steep rise in rates the past 12 months. An overweight in asset-backed securities, including collateralized loan obligations and loans backed by airline leases, provided another performance advantage. In contrast, an underweight in the industrials segment detracted from the fund's performance versus the benchmark. Holdings in real estate investment trusts, including Hudson Pacific Properties, also crimped the relative result.
Note to shareholders: Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries and may affect the fund's performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Sustainable Core Plus Bond ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%
Futures - 2.5%
Forward foreign currency contracts - (4.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Corporate Bonds - 42.2%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		3,000	2,835
3.375% 8/15/26		16,000	9,680
			12,515
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		2,000	1,735

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		2,000	1,378

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. 0.5% 4/1/27		8,000	5,080

TOTAL CONVERTIBLE BONDS			20,708
Nonconvertible Bonds - 42.0%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.4%
Altice France SA 5.125% 7/15/29 (b)		5,000	3,534
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,000	4,600
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		5,000	4,860
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		13,000	7,755
TELUS Corp. 3.4% 5/13/32		45,000	37,891
Verizon Communications, Inc. 5.05% 5/9/33		95,000	92,180
Virgin Media Finance PLC 5% 7/15/30 (b)		4,000	3,245
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		2,000	1,300
			155,365
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		55,000	47,118

Media - 1.4%
Altice Financing SA 5.75% 8/15/29 (b)		12,000	9,506
Altice France Holding SA 6% 2/15/28 (b)		6,000	2,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	3,829
4.75% 3/1/30(b)		3,000	2,579
4.75% 2/1/32(b)		15,000	12,413
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,000	896
7.5% 6/1/29(b)		1,000	745
9% 9/15/28(b)		5,000	5,025
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		5,000	4,431
DISH DBS Corp. 5.75% 12/1/28 (b)		1,000	776
DISH Network Corp. 11.75% 11/15/27 (b)		3,000	3,044
Magallanes, Inc.:
4.279% 3/15/32		54,000	47,652
5.141% 3/15/52		56,000	44,638
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		3,000	2,671
Univision Communications, Inc.:
5.125% 2/15/25(b)		5,000	4,931
7.375% 6/30/30(b)		5,000	4,839
8% 8/15/28(b)		5,000	4,997
			155,597
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 4.5% 4/27/31 (b)		9,000	7,068
Rogers Communications, Inc.:
3.2% 3/15/27		25,000	23,111
4.55% 3/15/52		25,000	19,371
			49,550
TOTAL COMMUNICATION SERVICES			407,630

CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		6,000	5,432
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	5,105
Patrick Industries, Inc. 4.75% 5/1/29 (b)		4,000	3,420
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		2,000	1,276
			15,233
Automobiles - 0.3%
General Motors Co. 5.4% 10/15/29		20,000	19,335
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)		9,000	8,970
			28,305
Broadline Retail - 0.0%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		2,000	1,808
Nordstrom, Inc. 4.375% 4/1/30		4,000	3,196
			5,004
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		8,000	7,754
Sotheby's 7.375% 10/15/27 (b)		5,000	4,552
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,504
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		11,000	10,201
			25,011
Hotels, Restaurants & Leisure - 0.7%
Aramark Services, Inc.:
5% 4/1/25(b)		5,000	4,939
5% 2/1/28(b)		2,000	1,866
Carnival Corp.:
5.75% 3/1/27(b)		1,000	939
6% 5/1/29(b)		15,000	13,577
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		4,000	3,340
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		13,000	10,872
Life Time, Inc. 8% 4/15/26 (b)		11,000	10,918
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	4,944
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		3,000	2,823
5.5% 4/1/28(b)		12,000	11,230
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,166
Yum! Brands, Inc. 4.625% 1/31/32		7,000	6,263
			76,877
Household Durables - 0.1%
Tempur Sealy International, Inc. 4% 4/15/29 (b)		8,000	6,872
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,000	1,908
			8,780
Specialty Retail - 1.8%
At Home Group, Inc. 4.875% 7/15/28 (b)		4,000	1,924
Bath & Body Works, Inc.:
6.75% 7/1/36		2,000	1,846
6.95% 3/1/33		4,000	3,739
Carvana Co.:
4.875% 9/1/29(b)		7,000	4,178
9% 12/1/28 pay-in-kind(b)		1,000	860
9% 6/1/30 pay-in-kind(b)		1,000	860
9% 6/1/31 pay-in-kind(b)		2,000	1,720
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	4,363
Lowe's Companies, Inc.:
3.75% 4/1/32		50,000	44,799
4.25% 4/1/52		50,000	39,554
Michaels Companies, Inc. 5.25% 5/1/28 (b)		12,000	10,005
The Home Depot, Inc. 3.25% 4/15/32		50,000	44,429
TJX Companies, Inc. 3.875% 4/15/30		40,000	37,733
Upbound Group, Inc. 6.375% 2/15/29 (b)		7,000	6,360
Victoria's Secret & Co. 4.625% 7/15/29 (b)		2,000	1,448
			203,818
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,133
Tapestry, Inc. 3.05% 3/15/32		55,000	42,309
			49,442
TOTAL CONSUMER DISCRETIONARY			412,470

CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		6,000	5,100

Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		6,000	5,577
4.875% 2/15/30(b)		3,000	2,753
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		55,000	36,223
Performance Food Group, Inc. 4.25% 8/1/29 (b)		3,000	2,640
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,555
			50,748
Food Products - 0.9%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,887
General Mills, Inc. 2.25% 10/14/31		115,000	92,914
Post Holdings, Inc.:
4.5% 9/15/31(b)		5,000	4,307
4.625% 4/15/30(b)		3,000	2,658
TreeHouse Foods, Inc. 4% 9/1/28		4,000	3,424
			108,190
TOTAL CONSUMER STAPLES			164,038

ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		6,000	5,728
CGG SA 8.75% 4/1/27 (b)		9,000	7,745
Oceaneering International, Inc. 6% 2/1/28		6,000	5,640
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,055
Transocean, Inc.:
8% 2/1/27(b)		1,000	976
8.75% 2/15/30(b)		4,750	4,859
			27,003
Oil, Gas & Consumable Fuels - 1.3%
California Resources Corp. 7.125% 2/1/26 (b)		13,000	13,033
Centennial Resource Production LLC 5.875% 7/1/29 (b)		4,000	3,840
CNX Resources Corp.:
6% 1/15/29(b)		2,000	1,905
7.375% 1/15/31(b)		5,000	4,991
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		10,000	9,817
CVR Energy, Inc. 5.75% 2/15/28 (b)		3,000	2,731
EG Global Finance PLC 6.75% 2/7/25 (b)		13,000	12,809
Energean PLC 6.5% 4/30/27 (b)		5,000	4,561
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		4,000	3,780
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		5,000	4,690
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,330
Murphy Oil Corp. 6.375% 7/15/28		3,000	2,998
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		3,000	2,524
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		24,000	22,309
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	4,010
Parkland Corp. 4.625% 5/1/30 (b)		3,000	2,645
SM Energy Co. 6.5% 7/15/28		4,000	3,910
Southwestern Energy Co. 5.375% 3/15/30		3,000	2,809
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		12,000	10,852
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27(b)		5,000	4,791
7.5% 10/1/25(b)		5,000	5,030
Teine Energy Ltd. 6.875% 4/15/29 (b)		9,000	8,348
			146,713
TOTAL ENERGY			173,716

FINANCIALS - 10.9%
Banks - 6.2%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	100,369
Bank of America Corp.:
2.456% 10/22/25(c)		130,000	124,957
2.687% 4/22/32(c)		40,000	32,728
5.015% 7/22/33(c)		24,000	23,099
Citigroup, Inc. 2.014% 1/25/26 (c)		130,000	122,983
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		130,000	123,504
2.963% 1/25/33(c)		40,000	33,233
4.912% 7/25/33(c)		13,000	12,503
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	106,390
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		15,000	14,860
6.499% 3/9/29(c)		10,000	9,943
Western Alliance Bancorp. 3% 6/15/31 (c)		2,000	1,582
			706,151
Capital Markets - 2.5%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		3,000	2,020
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		19,000	15,803
3.615% 3/15/28(c)		70,000	65,451
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,352
Morgan Stanley:
0.864% 10/21/25(c)		140,000	131,739
4.889% 7/20/33(c)		31,000	29,366
State Street Corp. 3.031% 11/1/34 (c)		45,000	38,681
			287,412
Consumer Finance - 0.5%
Ally Financial, Inc. 2.2% 11/2/28		55,000	44,368
Ford Motor Credit Co. LLC 4.687% 6/9/25		5,000	4,813
OneMain Finance Corp.:
3.5% 1/15/27		3,000	2,611
3.875% 9/15/28		13,000	10,660
			62,452
Financial Services - 0.2%
Block, Inc. 3.5% 6/1/31		12,000	9,840
GGAM Finance Ltd.:
7.75% 5/15/26(b)		5,000	5,000
8% 6/15/28(b)		5,000	5,071
			19,911
Insurance - 1.5%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	87,638
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	89,428
			177,066
TOTAL FINANCIALS			1,252,992

HEALTH CARE - 3.6%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		100,000	90,421
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,000	2,400
			92,821
Health Care Providers & Services - 1.7%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		4,000	2,650
Cano Health, Inc. 6.25% 10/1/28 (b)		7,000	2,380
Cigna Group 3.4% 3/15/51		55,000	38,484
Community Health Systems, Inc.:
4.75% 2/15/31(b)		18,000	13,410
5.25% 5/15/30(b)		5,000	3,943
6.875% 4/15/29(b)		10,000	6,133
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		6,000	4,778
Encompass Health Corp. 4.625% 4/1/31		5,000	4,385
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		4,000	4,085
Humana, Inc. 3.7% 3/23/29		70,000	64,809
Owens & Minor, Inc. 6.625% 4/1/30 (b)		3,000	2,729
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		12,000	10,943
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		6,000	4,148
9.875% 8/15/30(b)		5,000	4,938
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		2,000	1,540
Tenet Healthcare Corp. 6.125% 10/1/28		20,000	19,263
			188,618
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		5,000	4,342

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		2,000	1,765

Pharmaceuticals - 1.1%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	60,747
Bristol-Myers Squibb Co. 2.95% 3/15/32		25,000	21,669
Jazz Securities DAC 4.375% 1/15/29 (b)		3,000	2,688
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		5,000	4,260
Zoetis, Inc. 2% 5/15/30		50,000	41,160
			130,524
TOTAL HEALTH CARE			418,070

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		11,000	10,281
TransDigm, Inc. 4.875% 5/1/29		3,000	2,699
			12,980
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		5,000	4,930
Rand Parent LLC 8.5% 2/15/30 (b)		5,000	4,760
			9,690
Building Products - 0.6%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		1,000	985
Carrier Global Corp. 2.493% 2/15/27		70,000	63,591
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	3,247
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		1,000	936
			68,759
Commercial Services & Supplies - 0.4%
APX Group, Inc. 5.75% 7/15/29 (b)		6,000	5,169
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		5,000	5,156
Covanta Holding Corp. 4.875% 12/1/29 (b)		14,000	12,040
Madison IAQ LLC 5.875% 6/30/29 (b)		5,000	4,210
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,669
Stericycle, Inc.:
3.875% 1/15/29(b)		12,000	10,448
5.375% 7/15/24(b)		7,000	6,975
			48,667
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		6,000	5,757
Railworks Holdings LP 8.25% 11/15/28 (b)		5,000	4,775
			10,532
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,440
Sensata Technologies BV:
4% 4/15/29(b)		4,000	3,512
5% 10/1/25(b)		5,000	4,873
			11,825
Ground Transportation - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		3,000	2,754
5.75% 7/15/27(b)		3,000	2,864
Uber Technologies, Inc.:
4.5% 8/15/29(b)		32,000	29,300
8% 11/1/26(b)		1,000	1,018
			35,936
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.75% 9/1/31		55,000	43,732

Machinery - 0.9%
Chart Industries, Inc. 9.5% 1/1/31 (b)		2,000	2,153
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		60,000	55,993
Otis Worldwide Corp. 2.565% 2/15/30		50,000	42,759
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,000	1,853
			102,758
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		5,000	3,886

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		2,000	1,795

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	4,939
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		6,000	5,573
			10,512
TOTAL INDUSTRIALS			361,072

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		8,000	5,945
HTA Group Ltd. 7% 12/18/25 (b)		6,000	5,670
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,000	1,787
			13,402
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30		45,000	46,310
TTM Technologies, Inc. 4% 3/1/29 (b)		4,000	3,474
			49,784
IT Services - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		14,000	12,034
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		2,000	949
Virtusa Corp. 7.125% 12/15/28 (b)		6,000	4,913
			17,896
Semiconductors & Semiconductor Equipment - 0.9%
Entegris Escrow Corp. 5.95% 6/15/30 (b)		10,000	9,576
Entegris, Inc. 3.625% 5/1/29 (b)		9,000	7,735
Micron Technology, Inc. 2.703% 4/15/32		55,000	43,405
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		50,000	40,242
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,000	890
			101,848
Software - 0.5%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		4,000	3,680
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,469
Elastic NV 4.125% 7/15/29 (b)		9,000	7,737
Gen Digital, Inc.:
5% 4/15/25(b)		7,000	6,862
7.125% 9/30/30(b)		3,000	3,020
MicroStrategy, Inc. 6.125% 6/15/28 (b)		2,000	1,790
NCR Corp.:
5.125% 4/15/29(b)		3,000	2,728
6.125% 9/1/29(b)		7,500	7,725
Open Text Corp.:
3.875% 2/15/28(b)		3,000	2,670
3.875% 12/1/29(b)		7,000	5,936
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,309
4.125% 12/1/31(b)		2,000	1,660
			52,586
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		3,000	2,450
5.75% 12/1/34		2,000	1,771
8.25% 12/15/29(b)		5,000	5,245
			9,466
TOTAL INFORMATION TECHNOLOGY			244,982

MATERIALS - 2.1%
Chemicals - 1.1%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		3,000	2,544
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	62,072
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		3,000	2,190
Methanex Corp.:
5.125% 10/15/27		5,000	4,690
5.65% 12/1/44		15,000	12,269
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,000	811
4.875% 6/1/24(b)		5,000	4,918
5.25% 6/1/27(b)		5,000	4,445
Nufarm Australia Ltd. 5% 1/27/30 (b)		5,000	4,447
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		9,000	7,246
9.75% 11/15/28(b)		2,000	2,015
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		1,000	882
The Chemours Co. LLC 4.625% 11/15/29 (b)		19,000	15,796
			124,325
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		6,000	5,850
VM Consolidated, Inc. 5.5% 4/15/29 (b)		2,000	1,823
			7,673
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27(b)		5,000	4,254
5.25% 8/15/27(b)		7,000	5,955
Ball Corp. 6% 6/15/29		5,000	4,926
Berry Global, Inc. 5.625% 7/15/27 (b)		10,000	9,802
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		2,000	1,903
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		5,000	4,821
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		3,000	2,850
OI European Group BV 4.75% 2/15/30 (b)		3,000	2,735
			37,246
Metals & Mining - 0.5%
ATI, Inc.:
4.875% 10/1/29		6,000	5,417
7.25% 8/15/30		5,000	5,051
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		3,000	2,630
Constellium NV 3.75% 4/15/29 (b)		3,000	2,577
Eldorado Gold Corp. 6.25% 9/1/29 (b)		5,000	4,262
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	9,554
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		5,000	4,832
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,305
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		2,000	1,880
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,302
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		2,000	1,942
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,043
			61,795
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		4,000	3,460
LABL, Inc. 10.5% 7/15/27 (b)		2,000	1,914
Mercer International, Inc. 5.125% 2/1/29		9,000	7,363
			12,737
TOTAL MATERIALS			243,776

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		70,000	53,071
Boston Properties, Inc.:
2.45% 10/1/33		75,000	53,094
6.75% 12/1/27		8,000	8,171
Corporate Office Properties LP 2% 1/15/29		40,000	31,498
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	45,663
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,611
5% 10/15/27		24,000	18,959
Omega Healthcare Investors, Inc. 3.25% 4/15/33		2,000	1,493
Prologis LP 2.875% 11/15/29		65,000	56,932
SBA Communications Corp. 3.125% 2/1/29		1,000	856
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		8,000	7,981
Uniti Group, Inc. 6% 1/15/30 (b)		17,000	11,230
WP Carey, Inc. 2.45% 2/1/32		70,000	54,510
			347,069
Real Estate Management & Development - 1.3%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		800	721
CBRE Group, Inc. 2.5% 4/1/31		55,000	44,173
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,050
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	7,970
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		1,000	694
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,420
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	78,375
			143,403
TOTAL REAL ESTATE			490,472

UTILITIES - 5.8%
Electric Utilities - 2.2%
DPL, Inc. 4.35% 4/15/29		2,000	1,723
Duke Energy Carolinas LLC 3.95% 11/15/28		65,000	61,897
Northern States Power Co. 2.25% 4/1/31		80,000	66,195
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		45,000	41,922
PG&E Corp.:
5% 7/1/28		7,000	6,439
5.25% 7/1/30		3,000	2,665
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	63,502
			244,343
Independent Power and Renewable Electricity Producers - 1.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		12,000	10,700
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	8,800
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,428
The AES Corp.:
1.375% 1/15/26		70,000	62,960
2.45% 1/15/31		68,000	53,994
			139,882
Multi-Utilities - 2.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		75,000	67,629
Dominion Energy, Inc. 2.25% 8/15/31		80,000	63,721
NiSource, Inc. 1.7% 2/15/31		120,000	92,684
Puget Energy, Inc. 4.224% 3/15/32		60,000	52,869
			276,903
TOTAL UTILITIES			661,128

TOTAL NONCONVERTIBLE BONDS			4,830,346
TOTAL CORPORATE BONDS (Cost $5,177,463)			4,851,054

U.S. Treasury Obligations - 29.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41 (e)	36,000	26,526
2.25% 2/15/52	1,170,000	789,294
3.375% 8/15/42	80,000	69,422
3.625% 2/15/53	113,000	101,806
U.S. Treasury Notes:
2.5% 4/30/24	350,000	343,396
2.5% 3/31/27	50,000	46,852
3.375% 5/15/33	375,000	353,262
3.5% 1/31/30	50,000	47,963
3.5% 2/15/33	715,000	680,926
3.625% 3/31/28	260,000	252,748
3.625% 3/31/30	460,000	444,331
3.75% 5/31/30	100,000	97,301
4.125% 7/31/28	100,000	99,414
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,665,169)		3,353,241

U.S. Government Agency - Mortgage Securities - 20.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.0%
2% 2/1/37	97,798	85,846
2.5% 11/1/51 to 1/1/52	96,633	80,158
3% 5/1/52	23,531	20,289
3.5% 6/1/52	98,891	88,366
4.5% 7/1/52	23,817	22,866
5% 12/1/52	48,331	46,893
TOTAL FANNIE MAE		344,418
Freddie Mac - 2.8%
1.5% 4/1/51	48,733	36,783
2% 11/1/51	172,640	137,753
2.5% 12/1/51	48,295	40,042
3% 5/1/35 to 5/1/51	71,693	65,023
4.5% 12/1/52	49,001	46,478
TOTAL FREDDIE MAC		326,079
Ginnie Mae - 3.9%
2% 2/20/51	22,666	18,761
2% 9/1/53 (f)	50,000	41,250
2% 9/1/53 (f)	50,000	41,250
2% 9/1/53 (f)	50,000	41,250
2% 10/1/53 (f)	50,000	41,293
2.5% 9/1/53 (f)	50,000	42,559
2.5% 9/1/53 (f)	50,000	42,559
3% 9/1/53 (f)	50,000	43,965
3% 9/1/53 (f)	25,000	21,982
3% 10/1/53 (f)	50,000	43,994
3.5% 9/1/53 (f)	25,000	22,699
3.5% 9/1/53 (f)	25,000	22,699
5% 9/1/53 (f)	25,000	24,327
TOTAL GINNIE MAE		448,588
Uniform Mortgage Backed Securities - 10.6%
2% 9/1/38 (f)	100,000	87,703
2% 9/1/53 (f)	50,000	39,803
2% 9/1/53 (f)	50,000	39,803
2% 9/1/53 (f)	100,000	79,606
2% 9/1/53 (f)	50,000	39,803
2% 9/1/53 (f)	50,000	39,803
2% 9/1/53 (f)	25,000	19,902
2% 9/1/53 (f)	25,000	19,902
2% 9/1/53 (f)	100,000	79,606
2% 10/1/53 (f)	100,000	79,720
2% 10/1/53 (f)	50,000	39,860
2% 10/1/53 (f)	50,000	39,860
2% 10/1/53 (f)	50,000	39,860
2.5% 9/1/53 (f)	100,000	82,879
2.5% 9/1/53 (f)	50,000	41,439
2.5% 9/1/53 (f)	50,000	41,439
2.5% 9/1/53 (f)	25,000	20,720
2.5% 9/1/53 (f)	50,000	41,439
3% 9/1/53 (f)	50,000	43,076
3% 9/1/53 (f)	100,000	86,152
3% 9/1/53 (f)	25,000	21,538
4% 9/1/53 (f)	75,000	69,234
4% 9/1/53 (f)	25,000	23,078
4% 9/1/53 (f)	25,000	23,078
5.5% 9/1/53 (f)	50,000	49,391
5.5% 9/1/53 (f)	25,000	24,695
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,213,389
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,369,036)		2,332,474

Asset-Backed Securities - 8.8%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(c)(d)	250,000	247,275
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6696% 7/15/33 (b)(c)(d)	250,000	248,367
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(c)(d)	100,000	98,444
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	48,250	40,837
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(d)	320,000	318,062
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	51,183
TOTAL ASSET-BACKED SECURITIES (Cost $1,011,286)		1,004,168

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0745% 8/15/36 (b)(c)(d) (Cost $121,200)	125,000	117,641

Foreign Government and Government Agency Obligations - 0.3%
		Principal Amount (a)	Value ($)
German Federal Republic 4.75% 7/4/34 (Cost $37,624)	EUR	28,000	36,792

Common Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (g)	12	1,217
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc.	57	1,769
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (g)	29	1,788
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	10	1,622
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. (g)	51	1,919
TOTAL COMMON STOCKS (Cost $8,937)		8,315

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (c)(d)(h)	4,987	4,915
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (c)(d)(h)	4,988	4,537
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1811% 12/10/29 (c)(d)(h)	2,000	1,706
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (c)(d)(h)	3,000	2,996
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (c)(d)(h)	4,987	4,982
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (c)(d)(h)	1,000	993
		10,677
TOTAL BANK LOAN OBLIGATIONS (Cost $19,324)		20,129

Preferred Securities - 1.7%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Telefonica Europe BV 2.502% (Reg. S) (c)(i)	EUR	100,000	95,359
CONSUMER STAPLES - 0.8%
Food Products - 0.8%
Danone SA 1% (Reg. S) (c)(i)	EUR	100,000	95,381
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(i)		5,000	3,523
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		3,000	2,966
TOTAL PREFERRED SECURITIES (Cost $202,286)			197,229

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (j) (Cost $1,117,825)	1,117,601	1,117,825

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $13,730,150)	13,038,868
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(1,547,723)
NET ASSETS - 100.0%	11,491,145

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(50,000)	(41,252)
3% 9/1/53	(50,000)	(43,965)

TOTAL GINNIE MAE		(85,217)

Uniform Mortgage Backed Securities
2% 9/1/38	(50,000)	(43,851)
2% 9/1/53	(100,000)	(79,606)
2% 9/1/53	(50,000)	(39,803)
2% 9/1/53	(50,000)	(39,803)
2% 9/1/53	(100,000)	(79,606)
2% 9/1/53	(50,000)	(39,803)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(322,472)

TOTAL TBA SALE COMMITMENTS (Proceeds $403,015)		(407,689)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Dec 2023	203,805	592	592
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Dec 2023	213,844	1,481	1,481

TOTAL PURCHASED					2,073

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	Dec 2023	127,379	(829)	(829)

TOTAL FUTURES CONTRACTS					1,244
The notional amount of futures purchased as a percentage of Net Assets is 3.6%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $545,714.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,000	USD	1,127	BNP Paribas S.A.	9/15/23	(42)
EUR	1,000	USD	1,095	BNP Paribas S.A.	9/15/23	(10)
EUR	1,000	USD	1,089	BNP Paribas S.A.	9/15/23	(4)
EUR	2,000	USD	2,172	Brown Brothers Harriman & Co	9/15/23	(2)
EUR	1,000	USD	1,094	Canadian Imperial Bk. of Comm.	9/15/23	(9)
EUR	1,000	USD	1,082	JPMorgan Chase Bank, N.A.	9/15/23	3
GBP	1,000	USD	1,264	BNP Paribas S.A.	9/15/23	3
USD	1,117	EUR	1,000	BNP Paribas S.A.	9/15/23	33
USD	416,676	EUR	379,000	Bank of America, N.A.	9/15/23	5,510
USD	1,102	EUR	1,000	Brown Brothers Harriman & Co	9/15/23	17
USD	1,105	EUR	1,000	Canadian Imperial Bk. of Comm.	9/15/23	20
USD	1,086	EUR	1,000	JPMorgan Chase Bank, N.A.	9/15/23	1
USD	1,105	EUR	1,000	JPMorgan Chase Bank, N.A.	9/15/23	20
USD	2,190	EUR	2,000	JPMorgan Chase Bank, N.A.	9/15/23	20
USD	109,022	GBP	85,000	BNP Paribas S.A.	9/15/23	1,339
USD	1,311	GBP	1,000	Bank of America, N.A.	9/15/23	44
USD	1,270	GBP	1,000	Brown Brothers Harriman & Co	9/15/23	3

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						6,946
Unrealized Appreciation						7,013
Unrealized Depreciation						(67)

For the period, the average contract value for forward foreign currency contracts was $515,622. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,245,872 or 19.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,421.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	3,499,196	2,381,371	70,576	-	-	1,117,825	0.0%
Total	-	3,499,196	2,381,371	70,576	-	-	1,117,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	1,217	1,217	-	-
Energy	1,769	1,769	-	-
Health Care	1,788	1,788	-	-
Industrials	1,622	1,622	-	-
Information Technology	1,919	1,919	-	-

Corporate Bonds	4,851,054	-	4,851,054	-

U.S. Government and Government Agency Obligations	3,353,241	-	3,353,241	-

U.S. Government Agency - Mortgage Securities	2,332,474	-	2,332,474	-

Asset-Backed Securities	1,004,168	-	1,004,168	-

Commercial Mortgage Securities	117,641	-	117,641	-

Foreign Government and Government Agency Obligations	36,792	-	36,792	-

Bank Loan Obligations	20,129	-	20,129	-

Preferred Securities	197,229	-	197,229	-

Money Market Funds	1,117,825	1,117,825	-	-
Total Investments in Securities:	13,038,868	1,126,140	11,912,728	-
Derivative Instruments:

Assets
Futures Contracts	2,073	2,073	-	-
Forward Foreign Currency Contracts	7,013	-	7,013	-
Total Assets	9,086	2,073	7,013	-

Liabilities
Futures Contracts	(829)	(829)	-	-
Forward Foreign Currency Contracts	(67)	-	(67)	-
Total Liabilities	(896)	(829)	(67)	-
Total Derivative Instruments:	8,190	1,244	6,946	-
Other Financial Instruments:

TBA Sale Commitments	(407,689)	-	(407,689)	-
Total Other Financial Instruments:	(407,689)	-	(407,689)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	7,013	(67)
Total Foreign Exchange Risk	7,013	(67)
Interest Rate Risk
Futures Contracts (b)	2,073	(829)
Total Interest Rate Risk	2,073	(829)
Total Value of Derivatives	9,086	(896)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Sustainable Core Plus Bond ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,612,325)	$11,921,043
Fidelity Central Funds (cost $1,117,825)	1,117,825

Total Investment in Securities (cost $13,730,150)		$13,038,868
Cash		54,397
Foreign currency held at value (cost $4,191)		4,158
Receivable for TBA sale commitments		403,015
Unrealized appreciation on forward foreign currency contracts		7,013
Dividends receivable		4
Interest receivable		88,650
Distributions receivable from Fidelity Central Funds		5,337
Total assets		13,601,442
Liabilities
Payable for investments purchased
Regular delivery	$5,664
Delayed delivery	1,650,916
TBA sale commitments, at value	407,689
Unrealized depreciation on forward foreign currency contracts	67
Distributions payable	42,250
Accrued management fee	3,436
Payable for daily variation margin on futures contracts	200
Other payables and accrued expenses	75
Total Liabilities		2,110,297
Net Assets		$11,491,145
Net Assets consist of:
Paid in capital		$12,505,494
Total accumulated earnings (loss)		(1,014,349)
Net Assets		$11,491,145
Net Asset Value, offering price and redemption price per share ($11,491,145 ÷ 250,000 shares)		$45.96

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends		$4,387
Interest		449,444
Income from Fidelity Central Funds		70,576
Total Income		524,407
Expenses
Management fee	$42,023
Independent trustees' fees and expenses	42
Miscellaneous	76
Total expenses before reductions	42,141
Expense reductions	(1,422)
Total expenses after reductions		40,719
Net Investment income (loss)		483,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(275,231)
Forward foreign currency contracts	(21,219)
Foreign currency transactions	4,792
Futures contracts	(16,621)
Total net realized gain (loss)		(308,279)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(184,466)
Forward foreign currency contracts	(4,867)
Assets and liabilities in foreign currencies	305
Futures contracts	2,381
TBA Sale commitments	(4,674)
Total change in net unrealized appreciation (depreciation)		(191,321)
Net gain (loss)		(499,600)
Net increase (decrease) in net assets resulting from operations		$(15,912)
Statement of Changes in Net Assets

	Year ended August 31, 2023	For the period April 19, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$483,688	$124,753
Net realized gain (loss)	(308,279)	26,876
Change in net unrealized appreciation (depreciation)	(191,321)	(496,448)
Net increase (decrease) in net assets resulting from operations	(15,912)	(344,819)
Distributions to shareholders	(529,500)	(124,500)

Share transactions
Proceeds from sales of shares	-	12,505,876

Net increase (decrease) in net assets resulting from share transactions	-	12,505,876
Total increase (decrease) in net assets	(545,412)	12,036,557

Net Assets
Beginning of period	12,036,557	-
End of period	$11,491,145	$12,036,557

Other Information
Shares
Sold	-	250,000
Net increase (decrease)	-	250,000

Financial Highlights
Fidelity® Sustainable Core Plus Bond ETF

Years ended August 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$48.15	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.935	.499
Net realized and unrealized gain (loss)	(2.007)	(1.851)
Total from investment operations	(.072)	(1.352)
Distributions from net investment income	(2.089)	(.498)
Distributions from net realized gain	(.029)	-
Total distributions	(2.118)	(.498)
Net asset value, end of period	$45.96	$48.15
Total Return D,E	(.09)%	(2.72)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36%	.36% H
Expenses net of fee waivers, if any	.36%	.36% H
Expenses net of all reductions	.35%	.36% H
Net investment income (loss)	4.14%	2.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,491	$12,037
Portfolio turnover rate I	303%	11% J

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity® Sustainable Low Duration Bond ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Life of Fund
Fidelity® Sustainable Low Duration Bond ETF - NAV A	4.27%	3.23%
Fidelity® Sustainable Low Duration Bond ETF - Market Price B	4.27%	3.30%
Bloomberg US Treasury Bill: 6-9 Months Index A	3.11%	2.20%

A   From April 19, 2022

B  From April 21, 2022, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Low Duration Bond ETF - NAV, on April 19, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg US Treasury Bill: 6-9 Months Index performed over the same period.

Fidelity® Sustainable Low Duration Bond ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Rob Galusza, Julian Potenza and David DeBiase:
For the fiscal year ending August 31, 2023, the exchange-traded fund's net asset value gained 4.27%, outpacing, net of fees, the 3.11% advance of the benchmark Bloomberg U.S. Treasury Bill: 6-9 Month Index. The ETF's market price also gained 4.27%. During the 12 months, sector allocation and security selection both contributed to the portfolio's result relative to the benchmark. Specifically, an emphasis on corporate bond investments versus the all-U.S.-Treasury benchmark aided performance. Allocations to financial institutions, especially banks, and industrials issuers were particularly helpful. A small allocation to asset-backed securities in the form of car loan debt also modestly contributed. There were no notable relative detractors among the fund's principal investment strategies. At period end, corporates made up about 64% of fund assets, down from roughly 69% a year ago. We increased the portfolio's allocation to asset-backed securities from about 3% to roughly 5% the past 12 months and increased our exposure to U.S. Treasuries from about 18% to roughly 32% of assets. At the same time, we reduced the fund's cash position from approximately 10% to almost zero as of August 31.
Note to shareholders: Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Sustainable Low Duration Bond ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 63.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.9% 3/25/24	35,000	34,039
5.539% 2/20/26	20,000	19,966
Verizon Communications, Inc. 0.75% 3/22/24	45,000	43,773
		97,778
Media - 0.6%
Magallanes, Inc.:
3.428% 3/15/24	25,000	24,647
3.788% 3/15/25	16,000	15,483
		40,130
Wireless Telecommunication Services - 0.5%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	32,000	30,934
TOTAL COMMUNICATION SERVICES		168,842
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 2.2%
American Honda Finance Corp.:
0.55% 7/12/24	20,000	19,160
2.15% 9/10/24	26,000	25,102
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.8684% 10/15/24 (b)(c)	25,000	24,922
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9467% 3/8/24 (b)(c)	50,000	49,995
3.95% 4/13/24	20,000	19,738
		138,917
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7275% 2/14/24 (b)(c)	25,000	25,001
Specialty Retail - 1.3%
AutoZone, Inc. 3.625% 4/15/25	20,000	19,400
Lowe's Companies, Inc. 4% 4/15/25	36,000	35,181
The Home Depot, Inc. 3.75% 2/15/24	25,000	24,815
		79,396
TOTAL CONSUMER DISCRETIONARY		243,314
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Enbridge, Inc.:
2.15% 2/16/24	35,000	34,419
2.5% 1/15/25	20,000	19,158
5.969% 3/8/26	16,000	16,012
Enterprise Products Operating LP 3.75% 2/15/25	16,000	15,566
MPLX LP 4.875% 12/1/24	25,000	24,675
The Williams Companies, Inc. 4.55% 6/24/24	35,000	34,624
		144,454
FINANCIALS - 39.0%
Banks - 22.8%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.0297% 10/24/24 (b)(c)	50,000	50,001
2.456% 10/22/25 (b)	30,000	28,836
3.366% 1/23/26 (b)	33,000	31,825
4.125% 1/22/24	50,000	49,679
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.6944% 1/10/25 (b)(c)	40,000	39,873
3.3% 2/5/24	50,000	49,451
5.2% 12/12/24	45,000	44,747
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.6938% 7/31/24 (b)(c)	50,000	49,914
3.4% 2/11/24	50,000	49,446
5.25% 12/6/24	45,000	44,753
Canadian Imperial Bank of Commerce:
1% 10/18/24	20,000	18,968
2.25% 1/28/25	33,000	31,451
3.1% 4/2/24	50,000	49,212
Citigroup, Inc.:
0.981% 5/1/25 (b)	75,000	72,432
3.106% 4/8/26 (b)	33,000	31,581
4.14% 5/24/25 (b)	52,000	51,302
Fifth Third Bancorp 3.65% 1/25/24	25,000	24,764
JPMorgan Chase & Co.:
0.563% 2/16/25 (b)	75,000	73,120
2.301% 10/15/25 (b)	30,000	28,779
4.023% 12/5/24 (b)	50,000	49,739
PNC Financial Services Group, Inc. 3.5% 1/23/24	25,000	24,730
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.5671% 10/7/24 (b)(c)	50,000	49,806
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6738% 7/29/24 (b)(c)	50,000	49,960
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.7456% 10/26/23 (b)(c)	50,000	50,013
5.66% 10/25/24	20,000	20,004
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.5347% 3/4/24 (b)(c)	50,000	49,989
1.45% 1/10/25	33,000	31,277
2.35% 3/8/24	25,000	24,572
4.285% 9/13/24	20,000	19,701
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.5876% 6/9/25 (b)(c)	25,000	24,375
2.5% 8/1/24	36,000	34,837
4% 5/1/25	32,000	30,992
U.S. Bancorp 2.4% 7/30/24	46,000	44,648
Wells Fargo & Co.:
2.164% 2/11/26 (b)	47,000	44,437
3.75% 1/24/24	25,000	24,801
3.908% 4/25/26 (b)	32,000	30,937
		1,424,952
Capital Markets - 8.1%
Bank of New York Mellon Corp. 2.1% 10/24/24	70,000	67,479
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.5836% 3/15/24 (b)(c)	75,000	75,304
1.757% 1/24/25 (b)	50,000	49,073
3.5% 1/23/25	20,000	19,367
Moody's Corp.:
3.75% 3/24/25	20,000	19,464
4.875% 2/15/24	21,000	21,000
Morgan Stanley:
0.791% 1/22/25 (b)	125,000	122,273
3.62% 4/17/25 (b)	45,000	44,311
NASDAQ, Inc. 5.65% 6/28/25	2,000	2,002
State Street Corp.:
3.7% 11/20/23	50,000	49,796
4.857% 1/26/26 (b)	35,000	34,535
		504,604
Consumer Finance - 4.8%
Ally Financial, Inc.:
1.45% 10/2/23	25,000	24,874
3.875% 5/21/24	25,000	24,512
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 5.5413% 11/3/23 (b)(c)	50,000	49,980
2.25% 3/4/25	10,000	9,508
3% 10/30/24	26,000	25,240
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6597% 5/9/25 (b)(c)	15,000	14,965
1.343% 12/6/24 (b)	25,000	24,641
3.9% 1/29/24	25,000	24,774
4.166% 5/9/25 (b)	20,000	19,623
Hyundai Capital America:
2.65% 2/10/25 (d)	32,000	30,590
5.8% 6/26/25 (d)	15,000	15,018
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.8632% 12/29/23 (b)(c)	20,000	20,024
0.5% 6/18/24	17,000	16,330
		300,079
Financial Services - 1.5%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0029% 5/24/24 (b)(c)(d)	40,000	39,708
Corebridge Financial, Inc. 3.5% 4/4/25	16,000	15,375
Jackson Financial, Inc. 1.125% 11/22/23	25,000	24,743
The Western Union Co. 2.85% 1/10/25	16,000	15,331
		95,157
Insurance - 1.8%
American International Group, Inc. 4.125% 2/15/24	35,000	34,705
Equitable Financial Life Global Funding 1.1% 11/12/24 (d)	33,000	31,145
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	45,000	44,531
		110,381
TOTAL FINANCIALS		2,435,173
HEALTH CARE - 5.5%
Biotechnology - 1.7%
AbbVie, Inc.:
3.75% 11/14/23	25,000	24,900
3.8% 3/15/25	20,000	19,475
3.85% 6/15/24	25,000	24,639
Amgen, Inc. 5.25% 3/2/25	35,000	34,851
		103,865
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp.:
1.9% 6/1/25	17,000	15,969
3.45% 3/1/24	25,000	24,693
		40,662
Health Care Providers & Services - 1.2%
Cigna Group 0.613% 3/15/24	35,000	34,050
CVS Health Corp.:
2.625% 8/15/24	26,000	25,221
4.1% 3/25/25	16,000	15,655
		74,926
Pharmaceuticals - 2.0%
AstraZeneca Finance LLC 0.7% 5/28/24	35,000	33,791
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	35,000	34,234
Bristol-Myers Squibb Co. 2.9% 7/26/24	35,000	34,203
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	25,000	24,954
		127,182
TOTAL HEALTH CARE		346,635
INDUSTRIALS - 1.4%
Machinery - 1.2%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.4595% 9/13/24 (b)(c)	75,000	74,939
Trading Companies & Distributors - 0.2%
Air Lease Corp. 0.7% 2/15/24	16,000	15,614
TOTAL INDUSTRIALS		90,553
INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC/EMC Corp. 4% 7/15/24	35,000	34,465
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.4668% 10/1/24 (b)(c)	50,000	49,973
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	17,000	16,177
		66,150
Software - 1.7%
Oracle Corp. 2.95% 11/15/24	46,000	44,546
Roper Technologies, Inc.:
2.35% 9/15/24	25,000	24,155
3.65% 9/15/23	35,000	34,978
		103,679
TOTAL INFORMATION TECHNOLOGY		204,294
MATERIALS - 0.4%
Chemicals - 0.4%
The Mosaic Co. 4.25% 11/15/23	25,000	24,918
UTILITIES - 4.7%
Electric Utilities - 3.8%
Duke Energy Corp. 3.75% 4/15/24	55,000	54,311
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.5115% 6/28/24 (b)(c)	50,000	49,760
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7113% 11/3/23 (b)(c)	50,000	50,017
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.0468% 4/1/24 (b)(c)	75,000	75,004
Tampa Electric Co. 3.875% 7/12/24	7,000	6,888
		235,980
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9575% 5/13/24 (b)(c)	40,000	39,990
Sempra 3.3% 4/1/25	16,000	15,414
		55,404
TOTAL UTILITIES		291,384
TOTAL NONCONVERTIBLE BONDS (Cost $3,949,051)		3,949,567

U.S. Treasury Obligations - 31.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.58% to 5.24% 11/2/23 to 3/21/24	1,723,300	1,679,674
U.S. Treasury Notes 3% 6/30/24	300,000	294,152
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,979,127)		1,973,826

Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	7,979	7,957
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A2A, 5.72% 4/27/26	25,000	25,001
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8076% 12/26/24 (b)(c)	5,663	5,664
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	5,646	5,602
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	9,676	9,639
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	4,165	4,059
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.7885% 5/15/25 (b)(c)	1,685	1,685
Series 2022-3 Class A2A, 3.81% 9/15/25	5,738	5,703
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	10,000	9,973
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	2,000	2,002
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	11,000	10,930
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.7885% 10/15/24 (b)(c)	646	646
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	5,393	5,376
Ford Credit Auto Owner Trust 2 Series 2023-B Class A2A, 5.57% 6/15/26	10,000	9,983
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	5,603	5,590
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.7885% 2/15/25 (b)(c)	3,680	3,681
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	10,978	10,881
Series 2022-2 Class A2, 2.93% 10/21/24	2,625	2,613
Series 2023-A Class A2A, 5.27% 6/20/25	11,521	11,487
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	5,750	5,730
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	12,341	12,245
Series 2022-4 Class A2A, 4.6% 11/17/25	6,540	6,507
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	20,000	19,988
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	7,194	7,144
Series 2022-C, Class A2A, 5.35% 11/17/25	13,462	13,438
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	6,410	6,383
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	11,000	10,993
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	15,971	15,929
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	17,000	16,972
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	11,582	11,537
World Omni Auto Receivables Trust:
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.7585% 10/15/25 (b)(c)	4,815	4,817
Series 2023-C Class A2A, 5.57% 12/15/26	14,000	13,988
TOTAL ASSET-BACKED SECURITIES (Cost $284,694)		284,143

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e) (Cost $19,547)	19,543	19,547

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $6,232,419)	6,227,083
NET OTHER ASSETS (LIABILITIES) - 0.3%	18,940
NET ASSETS - 100.0%	6,246,023

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $174,620 or 2.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	513,294	3,954,829	4,448,576	7,337	-	-	19,547	0.0%
Total	513,294	3,954,829	4,448,576	7,337	-	-	19,547

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,949,567	-	3,949,567	-

U.S. Government and Government Agency Obligations	1,973,826	-	1,973,826	-

Asset-Backed Securities	284,143	-	284,143	-

Money Market Funds	19,547	19,547	-	-
Total Investments in Securities:	6,227,083	19,547	6,207,536	-
Fidelity® Sustainable Low Duration Bond ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,212,872)	$6,207,536
Fidelity Central Funds (cost $19,547)	19,547

Total Investment in Securities (cost $6,232,419)		$6,227,083
Cash		13,871
Interest receivable		33,297
Distributions receivable from Fidelity Central Funds		365
Total assets		6,274,616
Liabilities
Distributions payable	$27,500
Accrued management fee	1,043
Other payables and accrued expenses	50
Total Liabilities		28,593
Net Assets		$6,246,023
Net Assets consist of:
Paid in capital		$6,252,410
Total accumulated earnings (loss)		(6,387)
Net Assets		$6,246,023
Net Asset Value, offering price and redemption price per share ($6,246,023 ÷ 125,000 shares)		$49.97

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends		$273
Interest		213,194
Income from Fidelity Central Funds		7,337
Total Income		220,804
Expenses
Management fee	$13,196
Independent trustees' fees and expenses	18
Miscellaneous	51
Total expenses before reductions	13,265
Expense reductions	(268)
Total expenses after reductions		12,997
Net Investment income (loss)		207,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,692)
Total net realized gain (loss)		(6,692)
Change in net unrealized appreciation (depreciation) on investment securities		14,962
Net gain (loss)		8,270
Net increase (decrease) in net assets resulting from operations		$216,077
Statement of Changes in Net Assets

	Year ended August 31, 2023	For the period April 19, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$207,807	$27,839
Net realized gain (loss)	(6,692)	(265)
Change in net unrealized appreciation (depreciation)	14,962	(20,299)
Net increase (decrease) in net assets resulting from operations	216,077	7,275
Distributions to shareholders	(202,625)	(27,100)

Share transactions
Proceeds from sales of shares	3,746,758	5,000,824
Cost of shares redeemed	(2,495,186)	-

Net increase (decrease) in net assets resulting from share transactions	1,251,572	5,000,824
Total increase (decrease) in net assets	1,265,024	4,980,999

Net Assets
Beginning of period	4,980,999	-
End of period	$6,246,023	$4,980,999

Other Information
Shares
Sold	75,000	100,000
Redeemed	(50,000)	-
Net increase (decrease)	25,000	100,000

Financial Highlights
Fidelity® Sustainable Low Duration Bond ETF

Years ended August 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$49.81	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.012	.278
Net realized and unrealized gain (loss)	.080	(.197)
Total from investment operations	2.092	.081
Distributions from net investment income	(1.932)	(.271)
Total distributions	(1.932)	(.271)
Net asset value, end of period	$49.97	$49.81
Total Return D,E	4.27%	.16%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.30% H
Expenses net of fee waivers, if any	.26%	.30% H
Expenses net of all reductions	.25%	.30% H
Net investment income (loss)	4.03%	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,246	$4,981
Portfolio turnover rate I	40%	4% J

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, prior premium and discount on debt securities, equity-debt classifications, foreign currency transactions, futures transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Sustainable Core Plus Bond ETF.	$13,730,320	$29,105	$(725,231)	$(696,126)
Fidelity Sustainable Low Duration Bond ETF	6,232,446	5,952	(11,315)	(5,363)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Sustainable Core Plus Bond ETF.	$-	$(297,119)	$(696,129)
Fidelity Sustainable Low Duration Bond ETF	5,906	(6,930)	(5,363)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Sustainable Core Plus Bond ETF.	$(239,674)	$(57,445)	$(297,119)
Fidelity Sustainable Low Duration Bond ETF	(6,930)	(-)	(6,930)

The tax character of distributions paid was as follows:

August 31, 2023
Ordinary Income
Fidelity Sustainable Core Plus Bond ETF.	$529,500
Fidelity Sustainable Low Duration Bond ETF	202,625

August 31, 2022
Ordinary Income
Fidelity Sustainable Core Plus Bond ETF.	$124,500
Fidelity Sustainable Low Duration Bond ETF	27,100

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	(21,219)	(4,867)
Total Foreign Exchange Risk	(21,219)	(4,867)
Interest Rate Risk
Futures Contracts	(16,621)	2,381
Total Interest Rate Risk	(16,621)	2,381
Totals	(37,840)	(2,486)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond ETF	25,432,152	25,285,276
Fidelity Sustainable Low Duration Bond ETF	2,868,148	1,122,467
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Effective April 1, 2023 Fidelity Sustainable Low Duration Bond ETF pays a monthly management fee that is based on an annual rate of .20% of average net assets. Prior to April 1, 2023, Fidelity Sustainable Low Duration Bond ETF paid a monthly management fee that was based on an annual rate of .30% of average net assets. For the reporting period, the total annual management fee for Fidelity Sustainable Low Duration Bond ETF rate was .26% of average net assets.

Fee Rate
Fidelity Sustainable Core Plus Bond ETF	.36%
Fidelity Sustainable Low Duration Bond ETF	.20%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Core Plus Bond ETF	1,289	-	-
Fidelity Sustainable Low Duration Bond ETF	-	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Sustainable Core Plus Bond ETF	$1,422
Fidelity Sustainable Low Duration Bond ETF	268
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the "Funds"), each a fund of Fidelity Merrimack Street Trust, including the schedules of investments, as of August 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights for the year then ended and for the period from April 19, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended and for the period from April 19, 2022 (commencement of operations) through August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Sustainable Core Plus Bond ETF	.36%
Actual		$ 1,000	$ 1,011.50	$ 1.83
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

Fidelity® Sustainable Low Duration Bond ETF **	.22%
Actual		$ 1,000	$ 1,024.30	$ 1.12
Hypothetical-B		$ 1,000	$ 1,024.10	$ 1.12

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Sustainable Low Duration Bond ETF	.20%
Actual		$ 1.02
Hypothetical- B		$ 1.02

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Sustainable Core Plus Bond ETF	15.67%
Fidelity Sustainable Low Duration Bond ETF	27.56%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Sustainable Core Plus Bond ETF	$211,984
Fidelity Sustainable Low Duration Bond ETF	$58,957
The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2022
Fidelity Sustainable Core Plus Bond ETF	94.61%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Sustainable Core Plus Bond ETF	$450,123
Fidelity Sustainable Low Duration Bond ETF	$193,192
The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Low Duration Bond ETF

At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together the Board), voted to approve (i) an amended and restated management contract for the fund with Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to decrease the fund's management fee by 10 basis points, and (ii) amended and restated sub-advisory agreements for the fund with each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K), and Fidelity Management & Research (Japan) Limited (FMR Japan) to decrease the sub-advisory fee paid by FMR to FMR UK, FMR H.K, and FMR Japan on behalf of the fund by 5 basis points (together, the Amended Contracts), effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and FMR UK, FMR H.K and FMR Japan to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and current sub-advisory agreements (together, the Current Advisory Contracts). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Advisory Contracts should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contracts will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Advisory Contracts. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
The Board considered that the Amended Contracts will decrease the management fee paid by the fund by approximately 10 basis points, based on the average group assets for December 2022. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected net total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contracts, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contracts.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contracts should be approved.

1.9904943.101
CPB-ANN-1023
Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Annual Report
August 31, 2023

Contents

Fidelity® Corporate Bond ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Investment Grade Bond ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Investment Grade Securitized ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Limited Term Bond ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Low Duration Bond Factor ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Tactical Bond ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Total Bond ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Corporate Bond ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Life of Fund
Fidelity® Corporate Bond ETF - NAV A	1.19%	1.60%	1.99%
Fidelity® Corporate Bond ETF - Market Price B	1.78%	1.64%	1.94%
Bloomberg U.S. Credit Bond Index A	0.85%	1.32%	1.86%

A   From October 6, 2014

B  From October 9, 2014, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond ETF - NAV, on October 6, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Credit Bond Index performed over the same period.

Fidelity® Corporate Bond ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Matthew Bartlett, Jay Small and Ben Tarlow:
For the fiscal year, the exchange-traded fund's (ETF) net asset value gained 1.19% and its market price gained 1.78%, outpacing the 0.85% result of the benchmark, the Bloomberg U.S. Credit Bond Index. For the 12 months, security selection contributed to the ETF's performance versus the benchmark, whereas sector positioning detracted. This period, we found attractive opportunities among bonds rated BBB that offered a yield advantage over the broader investment-grade corporate market. We maintained a substantial allocation to U.S. Treasuries and cash for risk-management and liquidity purposes. This helped relative performance, while also giving us the flexibility to add risk if the market presented favorable opportunities. By sector, bond picks within industrials helped relative performance most, led by our choices among consumer-focused companies. Selection among financials issuers also contributed, fueled by a recovery in the fund's banking holdings. On the downside, positioning among real estate investment trusts modestly dampened the fund's relative result this period. Outside of corporate credit, our allocation to Treasuries and cash meaningfully detracted. However, this negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Corporate Bond ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Corporate Bond ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 85.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
3.55% 9/15/55	322,000	210,159
3.65% 9/15/59	535,000	346,236
4.3% 2/15/30	412,000	384,134
4.5% 5/15/35	293,000	260,391
Verizon Communications, Inc.:
2.55% 3/21/31	312,000	256,834
3.7% 3/22/61	705,000	480,304
4.4% 11/1/34	412,000	373,284
		2,311,342
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	185,657
Media - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	372,650
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	228,000	141,685
3.85% 4/1/61	620,000	370,403
4.2% 3/15/28	778,000	724,639
5.375% 5/1/47	338,000	270,087
Comcast Corp. 2.937% 11/1/56	335,000	208,463
Discovery Communications LLC 4.125% 5/15/29	295,000	270,807
Fox Corp.:
3.5% 4/8/30	218,000	194,997
5.476% 1/25/39	78,000	70,789
Magallanes, Inc.:
3.755% 3/15/27	252,000	236,355
4.054% 3/15/29	129,000	118,628
4.279% 3/15/32	557,000	491,519
5.05% 3/15/42	171,000	140,567
5.141% 3/15/52	426,000	339,569
5.391% 3/15/62	385,000	305,563
Time Warner Cable LLC:
4.5% 9/15/42	273,000	199,476
5.875% 11/15/40	354,000	308,011
7.3% 7/1/38	538,000	545,020
		5,309,228
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc.:
3.8% 3/15/32	629,000	537,967
4.3% 2/15/48	100,000	74,958
4.55% 3/15/52	314,000	243,304
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	208,027
2.7% 3/15/32	960,000	781,716
3.75% 4/15/27	412,000	390,491
Vodafone Group PLC 3.25% 6/4/81 (c)	250,000	220,901
		2,457,364
TOTAL COMMUNICATION SERVICES		10,263,591
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	850,000	663,464
General Motors Co.:
5.4% 4/1/48	500,000	415,903
5.95% 4/1/49	416,000	373,043
General Motors Financial Co., Inc. 3.1% 1/12/32	400,000	320,497
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	390,000	336,067
4.75% 11/13/28 (b)	790,000	763,720
		2,872,694
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	450,000	366,794
Specialty Retail - 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	285,149
AutoNation, Inc.:
3.85% 3/1/32	890,000	753,479
4.75% 6/1/30	19,000	17,696
Lowe's Companies, Inc.:
3.65% 4/5/29	291,000	270,279
5.15% 7/1/33	600,000	592,749
5.625% 4/15/53	250,000	242,795
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	403,674
		2,565,821
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	434,000	333,860
TOTAL CONSUMER DISCRETIONARY		6,139,169
CONSUMER STAPLES - 6.5%
Beverages - 1.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	198,000	189,508
4.9% 2/1/46	368,000	342,332
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	784,000	750,374
Anheuser-Busch InBev Worldwide, Inc. 4.5% 6/1/50	466,000	415,843
Constellation Brands, Inc. 2.875% 5/1/30	363,000	313,240
Molson Coors Beverage Co. 3% 7/15/26	321,000	300,776
		2,312,073
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	269,000	228,806
Food Products - 2.0%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	1,000,000	898,895
3% 5/15/32	435,000	343,517
4.375% 2/2/52	405,000	287,086
5.5% 1/15/30	530,000	513,170
5.75% 4/1/33	340,000	323,590
McCormick & Co., Inc. 1.85% 2/15/31	261,000	205,431
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	106,076
Viterra Finance BV 4.9% 4/21/27 (b)	780,000	754,672
		3,432,437
Tobacco - 3.0%
Altria Group, Inc.:
2.45% 2/4/32	440,000	343,419
4.25% 8/9/42	235,000	178,016
4.8% 2/14/29	253,000	245,139
BAT Capital Corp.:
2.726% 3/25/31	740,000	585,907
3.557% 8/15/27	192,000	178,114
3.984% 9/25/50	440,000	290,960
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	670,000	629,429
4.25% 7/21/25 (b)	250,000	241,763
Philip Morris International, Inc.:
5.625% 11/17/29	760,000	768,432
5.75% 11/17/32	1,041,000	1,055,810
Reynolds American, Inc. 4.45% 6/12/25	600,000	586,995
		5,103,984
TOTAL CONSUMER STAPLES		11,077,300
ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	116,339
6.25% 3/15/38	450,000	453,519
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	79,690
3.75% 2/15/52	350,000	245,632
5.4% 6/15/47	288,000	258,883
6.75% 11/15/39	112,000	116,127
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	565,000	563,079
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	24,000	24,210
6.036% 11/15/33 (b)	64,000	64,656
6.497% 8/15/43 (b)	19,000	19,258
6.544% 11/15/53 (b)	34,000	34,755
DCP Midstream Operating LP 5.125% 5/15/29	515,000	502,176
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	356,000	248,597
Enbridge, Inc. 4.25% 12/1/26	214,000	206,580
Energy Transfer LP:
4% 10/1/27	632,000	593,841
5% 5/15/50	450,000	370,411
5.4% 10/1/47	316,000	272,186
5.8% 6/15/38	123,000	116,592
6% 6/15/48	257,000	237,567
Enterprise Products Operating LP 4.9% 5/15/46	183,000	162,583
Equinor ASA 2.375% 5/22/30	422,000	362,458
Hess Corp.:
4.3% 4/1/27	354,000	340,549
5.6% 2/15/41	410,000	385,480
5.8% 4/1/47	240,000	229,046
6% 1/15/40	405,000	397,499
MPLX LP:
1.75% 3/1/26	351,000	319,684
2.65% 8/15/30	722,000	599,213
5.65% 3/1/53	240,000	217,457
Occidental Petroleum Corp.:
2.9% 8/15/24	86,000	83,606
3.45% 7/15/24	481,000	467,171
Ovintiv, Inc. 7.2% 11/1/31	270,000	284,805
Petroleos Mexicanos:
5.35% 2/12/28	394,000	315,092
6.49% 1/23/27	85,000	74,132
6.5% 3/13/27	280,000	244,461
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	456,000	444,711
Spectra Energy Partners LP 3.375% 10/15/26	338,000	318,225
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	260,996
6.85% 6/1/39	166,000	173,248
The Williams Companies, Inc.:
4.65% 8/15/32	743,000	697,702
5.3% 8/15/52	57,000	51,322
5.75% 6/24/44	360,000	340,667
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	606,000	534,124
Western Gas Partners LP 4.05% 2/1/30	1,204,000	1,073,975
		12,902,304
FINANCIALS - 31.9%
Banks - 16.7%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	246,287
Banco Santander SA 2.749% 12/3/30	720,000	557,948
Bank of America Corp.:
2.676% 6/19/41 (c)	619,000	426,238
2.884% 10/22/30 (c)	487,000	417,802
3.194% 7/23/30 (c)	495,000	434,570
3.705% 4/24/28 (c)	362,000	338,859
4.45% 3/3/26	350,000	340,329
4.571% 4/27/33 (c)	1,540,000	1,427,564
5.015% 7/22/33 (c)	640,000	615,972
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	600,000	596,616
Bank of Nova Scotia 4.5% 12/16/25	756,000	732,953
Barclays PLC:
2.645% 6/24/31 (c)	550,000	438,856
2.894% 11/24/32 (c)	920,000	718,522
4.836% 5/9/28	415,000	384,555
5.088% 6/20/30 (c)	200,000	183,242
BNP Paribas SA:
1.904% 9/30/28 (b)(c)	670,000	574,866
2.591% 1/20/28 (b)(c)	510,000	459,234
2.824% 1/26/41 (b)	660,000	430,312
BPCE SA:
2.277% 1/20/32 (b)(c)	590,000	455,949
4.875% 4/1/26 (b)	350,000	337,607
Citigroup, Inc.:
2.572% 6/3/31 (c)	296,000	244,449
2.666% 1/29/31 (c)	307,000	257,291
4.3% 11/20/26	431,000	414,082
4.91% 5/24/33 (c)	295,000	280,419
6.174% 5/25/34 (c)	271,000	270,054
Citizens Financial Group, Inc. 2.638% 9/30/32	427,000	311,439
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	610,000	508,129
Credit Agricole SA 2.811% 1/11/41 (b)	488,000	317,515
Fifth Third Bancorp 8.25% 3/1/38	395,000	445,950
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	701,920
2.357% 8/18/31 (c)	570,000	451,408
2.848% 6/4/31 (c)	400,000	329,891
4.041% 3/13/28 (c)	300,000	281,755
7.39% 11/3/28 (c)	300,000	315,187
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,188,000	871,065
6.208% 8/21/29 (c)	500,000	503,282
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	200,000	191,861
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	382,461
2.956% 5/13/31 (c)	467,000	396,960
4.912% 7/25/33 (c)	890,000	855,950
4.95% 6/1/45	204,000	187,504
5.717% 9/14/33 (c)	1,400,000	1,399,200
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	600,000	535,195
7.953% 11/15/33 (c)	350,000	374,896
PNC Financial Services Group, Inc. 5.582% 6/12/29 (c)	400,000	396,722
Rabobank Nederland 3.75% 7/21/26	700,000	656,958
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	1,135,000	995,152
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	291,227
3% 1/22/30 (b)	555,000	463,502
3.625% 3/1/41 (b)	750,000	484,106
6.221% 6/15/33 (b)(c)	640,000	601,275
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	500,000	490,639
Synchrony Bank 5.625% 8/23/27	250,000	236,471
U.S. Bancorp 5.775% 6/12/29 (c)	600,000	598,689
UniCredit SpA 1.982% 6/3/27 (b)(c)	625,000	555,181
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	404,159
4.65% 11/4/44	864,000	714,767
Westpac Banking Corp. 1 year U.S. Treasury Index + 2.680% 5.405% 8/10/33 (c)(d)	480,000	451,447
Zions Bancorp NA 3.25% 10/29/29	420,000	329,913
		28,616,352
Capital Markets - 4.6%
Ares Capital Corp.:
2.15% 7/15/26	335,000	294,400
3.875% 1/15/26	772,000	722,096
4.2% 6/10/24	406,000	398,883
4.25% 3/1/25	378,000	363,620
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	268,000	174,969
Deutsche Bank AG 4.5% 4/1/25	320,000	308,314
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	731,000	663,213
3.035% 5/28/32 (c)	566,000	450,242
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	336,000	316,564
Morgan Stanley:
1.794% 2/13/32 (c)	434,000	333,748
2.239% 7/21/32 (c)	910,000	715,834
2.699% 1/22/31 (c)	286,000	240,719
4.431% 1/23/30 (c)	410,000	389,358
UBS Group AG:
3.091% 5/14/32 (b)(c)	725,000	597,462
3.126% 8/13/30 (b)(c)	500,000	428,608
3.869% 1/12/29 (b)(c)	250,000	229,828
4.194% 4/1/31 (b)(c)	700,000	630,299
4.55% 4/17/26	250,000	241,944
9.016% 11/15/33 (b)(c)	300,000	363,267
		7,863,368
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	332,751
2.45% 10/29/26	150,000	134,962
3% 10/29/28	151,000	130,851
3.3% 1/30/32	161,000	130,834
3.4% 10/29/33	333,000	263,997
3.85% 10/29/41	470,000	348,784
Ally Financial, Inc.:
2.2% 11/2/28	254,000	204,901
5.75% 11/20/25	141,000	136,766
5.8% 5/1/25	309,000	304,364
7.1% 11/15/27	1,030,000	1,043,507
Capital One Financial Corp.:
2.359% 7/29/32 (c)	982,000	700,512
5.247% 7/26/30 (c)	321,000	305,363
5.468% 2/1/29 (c)	114,000	110,588
5.817% 2/1/34 (c)	238,000	226,074
6.312% 6/8/29 (c)	390,000	389,787
Discover Financial Services:
4.5% 1/30/26	488,000	468,778
6.7% 11/29/32	35,000	34,834
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	573,355
4.063% 11/1/24	350,000	339,112
4.95% 5/28/27	500,000	469,176
		6,649,296
Financial Services - 3.3%
Athene Global Funding:
1.45% 1/8/26 (b)	290,000	258,513
1.985% 8/19/28 (b)	380,000	314,468
2.5% 3/24/28 (b)	340,000	291,256
Blackstone Private Credit Fund:
4.7% 3/24/25	556,000	540,443
7.05% 9/29/25	247,000	248,709
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	256,626
4.05% 7/1/30	629,000	568,245
4.125% 5/15/29	365,000	332,016
Corebridge Financial, Inc.:
3.65% 4/5/27	95,000	89,366
3.85% 4/5/29	183,000	167,473
3.9% 4/5/32	241,000	210,728
4.35% 4/5/42	25,000	19,778
4.4% 4/5/52	95,000	73,480
Equitable Holdings, Inc.:
4.35% 4/20/28	227,000	214,778
5% 4/20/48	436,000	366,748
Jackson Financial, Inc.:
3.125% 11/23/31	420,000	330,126
4% 11/23/51	485,000	323,739
5.17% 6/8/27	84,000	82,334
5.67% 6/8/32	90,000	85,723
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	304,162
Voya Financial, Inc.:
4.7% 1/23/48 (c)	423,000	344,768
4.8% 6/15/46	204,000	161,246
5.7% 7/15/43	56,000	51,620
		5,636,345
Insurance - 3.4%
American International Group, Inc. 5.75% 4/1/48 (c)	558,000	526,892
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	310,000	230,486
Assurant, Inc. 2.65% 1/15/32	420,000	316,552
Athene Holding Ltd.:
3.45% 5/15/52	250,000	159,124
6.65% 2/1/33	700,000	718,179
Empower Finance 2020 LP 1.776% 3/17/31 (b)	353,000	276,162
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	20,000	16,764
4.85% 4/17/28	315,000	303,367
5.625% 8/16/32	740,000	714,207
Five Corners Funding Trust II 2.85% 5/15/30 (b)	630,000	539,353
Intact Financial Corp. 5.459% 9/22/32 (b)	447,000	441,107
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	560,000	506,579
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	273,000	178,824
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	281,881
Unum Group 4.125% 6/15/51	530,000	374,573
Willis Group North America, Inc. 5.35% 5/15/33	385,000	371,643
		5,955,693
TOTAL FINANCIALS		54,721,054
HEALTH CARE - 7.3%
Biotechnology - 0.9%
AbbVie, Inc. 4.55% 3/15/35	381,000	360,384
Amgen, Inc.:
3.375% 2/21/50	312,000	218,308
5.25% 3/2/30	458,000	458,634
5.25% 3/2/33	88,000	87,542
5.65% 3/2/53	41,000	40,645
5.75% 3/2/63	75,000	74,066
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	278,000	221,245
		1,460,824
Health Care Providers & Services - 3.5%
Centene Corp.:
2.625% 8/1/31	1,320,000	1,050,098
3% 10/15/30	294,000	245,919
4.25% 12/15/27	160,000	149,665
4.625% 12/15/29	990,000	910,305
Cigna Group:
3.4% 3/15/50	397,000	277,464
4.8% 8/15/38	796,000	733,767
4.9% 12/15/48	40,000	35,669
CVS Health Corp.:
4.78% 3/25/38	566,000	506,886
4.875% 7/20/35	134,000	124,676
5% 1/30/29	65,000	64,038
5.25% 1/30/31	26,000	25,692
5.3% 6/1/33	450,000	440,731
HCA Holdings, Inc.:
3.625% 3/15/32	200,000	172,014
4.625% 3/15/52	370,000	296,885
Sabra Health Care LP 3.2% 12/1/31	615,000	469,735
Universal Health Services, Inc.:
2.65% 10/15/30	388,000	312,555
2.65% 1/15/32	275,000	213,894
		6,029,993
Pharmaceuticals - 2.9%
AstraZeneca PLC 6.45% 9/15/37	276,000	310,454
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	447,000	432,911
4.375% 12/15/28 (b)	410,000	389,497
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	452,000	445,785
Mylan NV 4.55% 4/15/28	740,000	696,698
Pfizer Investment Enterprises:
4.75% 5/19/33	780,000	767,561
5.3% 5/19/53	602,000	602,219
Utah Acquisition Sub, Inc. 3.95% 6/15/26	547,000	517,030
Viatris, Inc.:
2.7% 6/22/30	875,000	710,616
4% 6/22/50	280,000	185,473
		5,058,244
TOTAL HEALTH CARE		12,549,061
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.4%
BAE Systems PLC 1.9% 2/15/31 (b)	525,000	416,729
The Boeing Co.:
3.625% 2/1/31	695,000	620,444
5.04% 5/1/27	558,000	551,858
5.15% 5/1/30	888,000	873,645
		2,462,676
Air Freight & Logistics - 0.1%
FedEx Corp. 4.05% 2/15/48	348,000	271,012
Ground Transportation - 0.2%
CSX Corp. 4.75% 11/15/48	402,000	358,548
Machinery - 0.9%
Ingersoll Rand, Inc.:
5.4% 8/14/28	194,000	194,438
5.7% 8/14/33	214,000	216,997
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	250,000	233,305
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	438,000	417,822
3.45% 11/15/26	456,000	428,714
		1,491,276
Passenger Airlines - 0.6%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	387,664	367,491
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	156,657	138,562
American Airlines, Inc. 3.75% 4/15/27	125,903	118,048
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	187,133	157,213
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	148,682	134,255
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	78,987	74,657
		990,226
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	298,000	301,403
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.875% 1/15/32	460,000	368,089
3.25% 3/1/25	331,000	316,780
		684,869
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	186,955
4.25% 4/15/26 (b)	725,000	683,718
5.5% 1/15/26 (b)	312,000	303,748
6.375% 5/4/28 (b)	139,000	137,882
		1,312,303
TOTAL INDUSTRIALS		7,872,313
INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 1.1%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	725,000	472,042
4.9% 10/1/26	1,006,000	987,998
Vontier Corp. 2.95% 4/1/31	632,000	500,855
		1,960,895
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	544,000	493,117
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc.:
1.95% 2/15/28 (b)	302,000	261,898
2.45% 2/15/31 (b)	175,000	141,084
2.6% 2/15/33 (b)	782,000	604,589
3.5% 2/15/41 (b)	363,000	265,925
Micron Technology, Inc.:
2.703% 4/15/32	395,000	311,723
4.185% 2/15/27	401,000	382,204
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	337,000	320,689
		2,288,112
Software - 0.9%
Oracle Corp.:
2.3% 3/25/28	408,000	359,031
2.875% 3/25/31	190,000	160,526
3.95% 3/25/51	430,000	314,279
4.3% 7/8/34	347,000	311,141
Roper Technologies, Inc. 2.95% 9/15/29	389,000	344,030
		1,489,007
TOTAL INFORMATION TECHNOLOGY		6,231,131
MATERIALS - 1.2%
Chemicals - 1.0%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	620,000	620,332
6.35% 11/15/28	82,000	82,211
6.55% 11/15/30	84,000	84,041
6.7% 11/15/33	49,000	49,206
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	352,000	296,065
3.468% 12/1/50 (b)	532,000	330,732
LYB International Finance III LLC 2.25% 10/1/30	368,000	298,854
		1,761,441
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	325,000	317,703
TOTAL MATERIALS		2,079,144
REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree LP 4.8% 10/1/32	441,000	405,943
American Homes 4 Rent LP:
3.375% 7/15/51	45,000	28,747
4.3% 4/15/52	71,000	54,852
Camden Property Trust:
2.8% 5/15/30	105,000	91,145
3.15% 7/1/29	447,000	401,738
Corporate Office Properties LP 2% 1/15/29	278,000	218,911
Crown Castle International Corp. 2.25% 1/15/31	323,000	259,328
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	331,712
5.95% 2/15/28	355,000	300,194
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	302,250
4.15% 4/15/32	153,000	136,170
Kite Realty Group Trust:
4% 3/15/25	15,000	14,411
4.75% 9/15/30	317,000	290,174
LXP Industrial Trust (REIT) 4.4% 6/15/24	242,000	237,201
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	606,000	393,520
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	394,000	294,069
3.625% 10/1/29	747,000	632,959
4.5% 1/15/25	204,000	198,921
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	35,797
Realty Income Corp. 2.2% 6/15/28	27,000	23,433
Spirit Realty LP 2.1% 3/15/28	398,000	339,380
Store Capital Corp.:
2.7% 12/1/31	450,000	318,375
2.75% 11/18/30	67,000	49,152
Sun Communities Operating LP:
2.3% 11/1/28	520,000	437,171
2.7% 7/15/31	445,000	353,323
4.2% 4/15/32	280,000	246,225
5.7% 1/15/33	450,000	438,437
Ventas Realty LP 3% 1/15/30	767,000	653,478
VICI Properties LP:
4.75% 2/15/28	348,000	330,926
4.95% 2/15/30	540,000	507,924
5.125% 5/15/32	41,000	38,000
Vornado Realty LP:
2.15% 6/1/26	73,000	63,100
3.4% 6/1/31	265,000	195,558
		8,622,524
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 7.55% 3/15/28	153,000	143,462
Tanger Properties LP:
2.75% 9/1/31	313,000	232,843
3.125% 9/1/26	410,000	372,064
		748,369
TOTAL REAL ESTATE		9,370,893
UTILITIES - 8.0%
Electric Utilities - 3.5%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,701,000	1,597,418
4.973% 5/1/46	356,000	285,601
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	205,871
Duke Energy Corp.:
4.5% 8/15/32	990,000	921,241
5% 8/15/52	550,000	482,036
Duke Energy Industries, Inc. 4.9% 7/15/43	88,000	79,395
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	68,539
2.775% 1/7/32 (b)	177,000	136,572
3.616% 8/1/27 (b)	250,000	226,605
Exelon Corp.:
3.35% 3/15/32	838,000	720,009
4.05% 4/15/30	240,000	221,759
4.1% 3/15/52	213,000	164,804
FirstEnergy Corp.:
2.25% 9/1/30	639,000	512,868
4.15% 7/15/27	416,000	392,395
		6,015,113
Gas Utilities - 0.4%
ONE Gas, Inc. 2% 5/15/30	254,000	208,138
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	268,829
4.4% 5/30/47	204,000	163,395
		640,362
Independent Power and Renewable Electricity Producers - 2.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	490,433
Emera U.S. Finance LP:
3.55% 6/15/26	1,271,000	1,202,479
4.75% 6/15/46	426,000	333,426
The AES Corp.:
1.375% 1/15/26	392,000	352,578
2.45% 1/15/31	402,000	319,200
3.3% 7/15/25 (b)	804,000	764,499
3.95% 7/15/30 (b)	382,000	339,542
		3,802,157
Multi-Utilities - 1.9%
Dominion Energy, Inc. 4.25% 6/1/28	343,000	327,092
NiSource, Inc.:
3.49% 5/15/27	594,000	557,168
3.6% 5/1/30	100,000	89,622
3.95% 3/30/48	426,000	325,861
4.8% 2/15/44	268,000	234,097
Puget Energy, Inc.:
3.65% 5/15/25	848,000	813,961
4.1% 6/15/30	744,000	665,440
Sempra 3.8% 2/1/38	342,000	278,461
		3,291,702
TOTAL UTILITIES		13,749,334
TOTAL NONCONVERTIBLE BONDS (Cost $167,940,164)		146,955,294

U.S. Treasury Obligations - 9.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 2/15/41	540,000	374,752
2% 11/15/41	600,000	419,836
3.625% 2/15/53	12,670,000	11,414,871
3.625% 5/15/53	2,400,000	2,164,500
4.125% 8/15/53	700,000	690,594
U.S. Treasury Notes 3.5% 2/15/33	1,215,000	1,157,098
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,577,604)		16,221,651

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $122,873)	122,873	117,176

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $499,458)	500,000	397,281

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	355,000	325,763
FINANCIALS - 0.4%
Capital Markets - 0.4%
UBS Group AG:
4.375% (b)(c)(e)	265,000	196,263
4.875% (b)(c)(e)	570,000	476,739
		673,002
TOTAL PREFERRED SECURITIES (Cost $1,200,948)		998,765

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f) (Cost $5,830,999)	5,829,915	5,831,081

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $193,172,046)	170,521,248
NET OTHER ASSETS (LIABILITIES) - 0.5%	825,717
NET ASSETS - 100.0%	171,346,965

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,426,657 or 14.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	6,102,184	29,588,128	29,859,231	203,060	-	-	5,831,081	0.0%
Total	6,102,184	29,588,128	29,859,231	203,060	-	-	5,831,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	146,955,294	-	146,955,294	-

U.S. Government and Government Agency Obligations	16,221,651	-	16,221,651	-

Asset-Backed Securities	117,176	-	117,176	-

Bank Notes	397,281	-	397,281	-

Preferred Securities	998,765	-	998,765	-

Money Market Funds	5,831,081	5,831,081	-	-
Total Investments in Securities:	170,521,248	5,831,081	164,690,167	-
Fidelity® Corporate Bond ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $187,341,047)	$164,690,167
Fidelity Central Funds (cost $5,830,999)	5,831,081

Total Investment in Securities (cost $193,172,046)		$170,521,248
Cash		15,029
Receivable for fund shares sold		2,255,155
Dividends receivable		3,105
Interest receivable		1,779,875
Distributions receivable from Fidelity Central Funds		20,154
Total assets		174,594,566
Liabilities
Payable for investments purchased	$2,642,707
Distributions payable	555,000
Accrued management fee	49,894
Total Liabilities		3,247,601
Net Assets		$171,346,965
Net Assets consist of:
Paid in capital		$203,444,230
Total accumulated earnings (loss)		(32,097,265)
Net Assets		$171,346,965
Net Asset Value, offering price and redemption price per share ($171,346,965 ÷ 3,800,000 shares)		$45.09

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends		$59,794
Interest		5,972,192
Income from Fidelity Central Funds		203,060
Total Income		6,235,046
Expenses
Management fee	$555,102
Independent trustees' fees and expenses	558
Total expenses before reductions	555,660
Expense reductions	(540)
Total expenses after reductions		555,120
Net Investment income (loss)		5,679,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,863,890)
Redemptions in-kind	(1,399,753)
Total net realized gain (loss)		(7,263,643)
Change in net unrealized appreciation (depreciation) on investment securities		3,041,236
Net gain (loss)		(4,222,407)
Net increase (decrease) in net assets resulting from operations		$1,457,519
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,679,926	$6,108,217
Net realized gain (loss)	(7,263,643)	(9,167,989)
Change in net unrealized appreciation (depreciation)	3,041,236	(37,051,282)
Net increase (decrease) in net assets resulting from operations	1,457,519	(40,111,054)
Distributions to shareholders	(5,667,200)	(6,112,550)

Share transactions
Proceeds from sales of shares	43,194,326	11,095,233
Cost of shares redeemed	(27,127,792)	(99,842,693)

Net increase (decrease) in net assets resulting from share transactions	16,066,534	(88,747,460)
Total increase (decrease) in net assets	11,856,853	(134,971,064)

Net Assets
Beginning of period	159,490,112	294,461,176
End of period	$171,346,965	$159,490,112

Other Information
Shares
Sold	950,000	200,000
Redeemed	(600,000)	(2,000,000)
Net increase (decrease)	350,000	(1,800,000)

Financial Highlights
Fidelity® Corporate Bond ETF

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.23	$56.09	$55.93	$53.26	$48.64
Income from Investment Operations
Net investment income (loss) A,B	1.663	1.339	1.321	1.546	1.732
Net realized and unrealized gain (loss)	(1.142)	(9.824)	.387	2.655	4.610
Total from investment operations	.521	(8.485)	1.708	4.201	6.342
Distributions from net investment income	(1.661)	(1.375)	(1.308)	(1.531)	(1.722)
Distributions from net realized gain	-	-	(.244)	-	-
Total distributions	(1.661)	(1.375)	(1.552)	(1.531)	(1.722)
Net asset value, end of period	$45.09	$46.23	$56.09	$55.93	$53.26
Total Return C,D	1.19%	(15.30)%	3.11%	8.06%	13.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.68%	2.60%	2.38%	2.88%	3.45%
Supplemental Data
Net assets, end of period (000 omitted)	$171,347	$159,490	$294,461	$206,932	$127,822
Portfolio turnover rate G	28% H	32% H	26% H	31% H	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DBased on net asset value.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Investment Grade Bond ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Life of Fund
Fidelity® Investment Grade Bond ETF - NAV A	-0.83%	-4.34%
Fidelity® Investment Grade Bond ETF - Market Price B	-0.55%	-4.09%
Bloomberg U.S. Aggregate Bond Index A	-1.19%	-4.65%

A   From March 2, 2021

B  From March 4, 2021, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond ETF - NAV, on March 2, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Investment Grade Bond ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Jeffrey Moore and Michael Plage:
For the fiscal year ending August 31, 2023, the exchange-traded fund returned, net of fees, -0.83% (excluding sales charges), versus -1.19% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. The ETF's market price returned -0.55% for the same period. Relative to the benchmark index, the fund benefited from its overweight to credit, especially lower-rated corporate bonds. Credit generally performed well this period, continuing to gain in the economy's post-COVID recovery, while favorable supply/demand trends and low issuer default rates resulted in tighter corporate bond spreads. The fund also benefited from exposure to AAA-rated collateralized loan obligations, or CLOs. Given the inverted yield curve - meaning shorter-term bonds were offering higher yields than longer-term issues - and narrowing credit spreads, our CLO allocation worked out well for the fund. Another contributor was an underweight to mortgage debt, positioning that further added value given the securities' relative underperformance. In a strong period of relative performance, very little meaningfully detracted from the fund's relative result, although security selection in international credit detracted a bit, and our substantial move into Treasuries has not yet meaningfully demonstrated positive impact.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Investment Grade Bond ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® Investment Grade Bond ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 30.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 4.3% 2/15/30	288,000	268,521
Verizon Communications, Inc.:
3.15% 3/22/30	204,000	178,927
4.329% 9/21/28	80,000	76,619
		524,067
Entertainment - 0.5%
The Walt Disney Co. 2.65% 1/13/31	174,000	149,064
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 2.8% 4/1/31	338,000	272,362
Magallanes, Inc.:
3.638% 3/15/25	3,000	2,903
3.755% 3/15/27	6,000	5,628
4.054% 3/15/29	2,000	1,839
4.279% 3/15/32	77,000	67,948
5.05% 3/15/42	3,000	2,466
5.141% 3/15/52	42,000	33,479
Time Warner Cable LLC 5.5% 9/1/41	60,000	49,293
		435,918
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	126,000	104,078
TOTAL COMMUNICATION SERVICES		1,213,127
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25	36,000	34,995
5.85% 4/6/30	5,000	4,897
		39,892
Household Durables - 0.8%
Lennar Corp. 4.75% 11/29/27	244,000	236,588
Specialty Retail - 0.5%
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,882
3.75% 4/1/32	128,000	114,684
4.25% 4/1/52	10,000	7,911
4.45% 4/1/62	10,000	7,799
		132,276
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 3.05% 3/15/32	18,000	13,847
TOTAL CONSUMER DISCRETIONARY		422,603
CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39	267,000	271,036
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp. 6.6% 4/1/50	27,000	29,769
Food Products - 0.9%
JBS U.S.A. Lux SA / JBS Food Co.:
5.125% 2/1/28	5,000	4,859
5.5% 1/15/30	243,000	235,283
5.75% 4/1/33	10,000	9,517
		249,659
TOTAL CONSUMER STAPLES		550,464
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	3,000	3,026
6.036% 11/15/33 (b)	10,000	10,103
6.497% 8/15/43 (b)	3,000	3,041
6.544% 11/15/53 (b)	5,000	5,111
6.714% 8/15/63 (b)	3,000	3,067
DCP Midstream Operating LP 5.125% 5/15/29	117,000	114,087
Energy Transfer LP 4.95% 6/15/28	137,000	132,683
Hess Corp.:
4.3% 4/1/27	144,000	138,528
5.6% 2/15/41	2,000	1,880
MPLX LP 4.8% 2/15/29	137,000	132,006
Petroleos Mexicanos 7.69% 1/23/50	333,000	221,711
The Williams Companies, Inc.:
4.65% 8/15/32	83,000	77,940
5.3% 8/15/52	2,000	1,801
Western Gas Partners LP 4.05% 2/1/30	124,000	110,609
		955,593
FINANCIALS - 12.2%
Banks - 6.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	3,943
4.183% 11/25/27	254,000	241,090
5.015% 7/22/33 (c)	328,000	315,686
Citigroup, Inc. 4.45% 9/29/27	236,000	225,583
JPMorgan Chase & Co.:
4.493% 3/24/31 (c)	500,000	473,954
4.912% 7/25/33 (c)	40,000	38,470
NatWest Group PLC 3.073% 5/22/28 (c)	200,000	180,329
Wells Fargo & Co.:
4.478% 4/4/31 (c)	388,000	362,995
4.897% 7/25/33 (c)	40,000	37,637
		1,879,687
Capital Markets - 4.1%
Ares Capital Corp. 3.875% 1/15/26	132,000	123,467
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	95,387
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,162
3.8% 3/15/30	543,000	493,931
Morgan Stanley:
4.431% 1/23/30 (c)	493,000	468,179
6.342% 10/18/33 (c)	40,000	41,906
		1,226,032
Consumer Finance - 1.1%
Ally Financial, Inc.:
2.2% 11/2/28	11,000	8,874
7.1% 11/15/27	87,000	88,141
8% 11/1/31	45,000	46,529
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	11,414
3.8% 1/31/28	152,000	139,377
4.985% 7/24/26 (c)	6,000	5,865
5.247% 7/26/30 (c)	9,000	8,562
Discover Financial Services 6.7% 11/29/32	2,000	1,991
		310,753
Financial Services - 0.4%
Blackstone Private Credit Fund 7.05% 9/29/25	8,000	8,055
Brixmor Operating Partnership LP 4.05% 7/1/30	56,000	50,591
Corebridge Financial, Inc.:
3.85% 4/5/29	49,000	44,842
3.9% 4/5/32	3,000	2,623
4.35% 4/5/42	2,000	1,582
4.4% 4/5/52	2,000	1,547
Jackson Financial, Inc.:
3.125% 11/23/31	2,000	1,572
5.17% 6/8/27	4,000	3,921
5.67% 6/8/32	4,000	3,810
		118,543
Insurance - 0.2%
Unum Group 4% 6/15/29	56,000	51,330
TOTAL FINANCIALS		3,586,345
HEALTH CARE - 2.5%
Biotechnology - 0.5%
Amgen, Inc.:
5.15% 3/2/28	7,000	6,993
5.25% 3/2/30	119,000	119,165
5.25% 3/2/33	7,000	6,964
5.6% 3/2/43	7,000	6,869
5.65% 3/2/53	3,000	2,974
5.75% 3/2/63	6,000	5,925
		148,890
Health Care Providers & Services - 1.5%
Centene Corp.:
2.45% 7/15/28	13,000	11,129
2.625% 8/1/31	5,000	3,978
4.625% 12/15/29	218,000	200,451
Cigna Group 4.8% 8/15/38	239,000	220,315
Humana, Inc. 3.7% 3/23/29	3,000	2,778
Sabra Health Care LP 3.2% 12/1/31	12,000	9,166
		447,817
Pharmaceuticals - 0.5%
Viatris, Inc. 2.7% 6/22/30	176,000	142,935
TOTAL HEALTH CARE		739,642
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.8%
The Boeing Co. 5.15% 5/1/30	232,000	228,250
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	68,000	66,329
6.375% 5/4/28 (b)	21,000	20,831
		87,160
TOTAL INDUSTRIALS		315,410
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30	100,000	102,911
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 2.45% 2/15/31 (b)	163,000	131,410
Marvell Technology, Inc. 2.95% 4/15/31	38,000	31,707
		163,117
Software - 0.2%
Oracle Corp. 3.6% 4/1/40	74,000	56,003
VMware, Inc. 1.4% 8/15/26	7,000	6,207
		62,210
TOTAL INFORMATION TECHNOLOGY		328,238
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	14,000	14,036
6.55% 11/15/30	17,000	17,008
6.7% 11/15/33	9,000	9,038
		40,082
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	792
3.375% 7/15/51	2,000	1,278
3.625% 4/15/32	3,000	2,570
4.3% 4/15/52	2,000	1,545
Corporate Office Properties LP 2.75% 4/15/31	149,000	114,839
Invitation Homes Operating Partnership LP 2% 8/15/31	161,000	123,195
Kite Realty Group Trust 4.75% 9/15/30	74,000	67,738
LXP Industrial Trust (REIT) 2.7% 9/15/30	66,000	52,299
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	103,000	76,876
3.625% 10/1/29	74,000	62,703
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,351
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,681
2.7% 7/15/31	8,000	6,352
VICI Properties LP:
4.375% 5/15/25	2,000	1,944
4.75% 2/15/28	7,000	6,657
4.95% 2/15/30	7,000	6,584
Vornado Realty LP:
2.15% 6/1/26	1,000	864
3.4% 6/1/31	3,000	2,214
		531,482
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 7.55% 3/15/28	9,000	8,439
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,425
Tanger Properties LP:
2.75% 9/1/31	6,000	4,463
3.875% 7/15/27	74,000	66,061
		85,388
TOTAL REAL ESTATE		616,870
UTILITIES - 1.2%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	60,000	56,346
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	74,000	58,976
2.775% 1/7/32 (b)	6,000	4,630
		119,952
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
2.45% 1/15/31	3,000	2,382
3.95% 7/15/30 (b)	158,000	140,439
		142,821
Multi-Utilities - 0.3%
NiSource, Inc. 3.6% 5/1/30	90,000	80,660
TOTAL UTILITIES		343,433
TOTAL NONCONVERTIBLE BONDS (Cost $9,602,583)		9,111,807

U.S. Treasury Obligations - 48.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	16,652
2.375% 5/15/51	1,265,000	879,224
2.875% 5/15/52	113,000	87,721
3.625% 2/15/53	1,772,000	1,596,461
3.625% 5/15/53	300,000	270,563
U.S. Treasury Notes:
1.25% 4/30/28	165,100	143,985
2.75% 8/15/32	440,000	394,952
2.875% 5/15/32	397,000	360,789
3.375% 5/15/33	400,000	376,813
3.5% 1/31/30	2,356,000	2,260,008
3.5% 2/15/33	1,487,000	1,416,135
3.625% 3/31/28	120,000	116,653
3.625% 3/31/30	100,000	96,594
3.75% 5/31/30	544,000	529,316
3.75% 6/30/30	300,000	291,891
3.875% 11/30/27	1,206,000	1,183,859
3.875% 11/30/29	1,000,000	979,961
3.875% 12/31/29	80,000	78,391
4% 6/30/28	440,000	434,741
4% 2/28/30	490,000	483,760
4.125% 7/31/28	2,000,000	1,988,281
4.125% 11/15/32	187,000	186,912
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,746,144)		14,173,662

U.S. Government Agency - Mortgage Securities - 9.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.5%
2% 6/1/35 to 1/1/52	158,065	132,363
2.5% 2/1/37 to 7/1/51	270,889	241,306
3.5% 11/1/45 to 3/1/52	75,156	68,542
TOTAL FANNIE MAE		442,211
Freddie Mac - 0.8%
1.5% 12/1/35 to 4/1/51	100,921	78,970
2.5% 7/1/36 to 2/1/51	73,567	64,214
3% 2/1/50	63,029	55,069
5.5% 3/1/53	48,358	48,478
TOTAL FREDDIE MAC		246,731
Ginnie Mae - 2.3%
2% 9/1/53 (d)	50,000	41,250
2% 9/1/53 (d)	50,000	41,250
2% 9/1/53 (d)	50,000	41,250
2% 9/1/53 (d)	25,000	20,625
2% 10/1/53 (d)	100,000	82,586
2.5% 9/1/53 (d)	50,000	42,559
2.5% 9/1/53 (d)	50,000	42,559
3% 9/1/53 (d)	25,000	21,982
3% 9/1/53 (d)	50,000	43,965
3% 9/1/53 (d)	25,000	21,982
3% 10/1/53 (d)	50,000	43,994
3.5% 9/1/53 (d)	50,000	45,398
3.5% 9/1/53 (d)	25,000	22,699
3.5% 9/1/53 (d)	25,000	22,699
4% 9/1/53 (d)	50,000	46,594
4.5% 9/1/53 (d)	50,000	47,649
5% 9/1/53 (d)	25,000	24,327
5.5% 9/1/53 (d)	25,000	24,754
TOTAL GINNIE MAE		678,122
Uniform Mortgage Backed Securities - 5.3%
2% 9/1/38 (d)	100,000	87,703
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	100,000	79,606
2% 9/1/53 (d)	75,000	59,705
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	25,000	19,902
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	50,000	39,803
2% 10/1/53 (d)	100,000	79,720
2% 10/1/53 (d)	50,000	39,860
2% 10/1/53 (d)	50,000	39,860
2% 10/1/53 (d)	50,000	39,860
2.5% 9/1/53 (d)	100,000	82,879
2.5% 9/1/53 (d)	50,000	41,439
2.5% 9/1/53 (d)	50,000	41,439
2.5% 9/1/53 (d)	100,000	82,879
3% 9/1/53 (d)	50,000	43,076
3% 9/1/53 (d)	75,000	64,614
3% 9/1/53 (d)	25,000	21,538
3.5% 9/1/53 (d)	50,000	44,678
4% 9/1/53 (d)	75,000	69,234
4% 9/1/53 (d)	50,000	46,156
4% 9/1/53 (d)	25,000	23,078
4.5% 9/1/53 (d)	50,000	47,414
5% 9/1/53 (d)	125,000	121,206
5.5% 9/1/53 (d)	50,000	49,391
5.5% 9/1/53 (d)	100,000	98,781
5.5% 9/1/53 (d)	25,000	24,695
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,547,728
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,977,763)		2,914,792

Asset-Backed Securities - 4.8%
	Principal Amount (a)	Value ($)
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7096% 10/17/34 (b)(c)(e)	250,000	247,719
Cedar Funding Ltd. Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(c)(e)	100,000	98,694
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(c)(e)	100,000	99,182
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(c)(e)	100,000	99,880
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(c)(e)	250,000	247,978
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(e)	250,000	250,573
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(c)(e)	250,000	246,857
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	166,290	141,350
TOTAL ASSET-BACKED SECURITIES (Cost $1,457,213)		1,432,233

Commercial Mortgage Securities - 2.6%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(c)(e)	15,000	14,729
BX Commercial Mortgage Trust floater Series 2021-PAC:
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3233% 10/15/36 (b)(c)(e)	100,000	96,926
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5231% 10/15/36 (b)(c)(e)	100,000	96,613
BX Trust floater:
Series 2019-XL Class C, CME Term SOFR 1 Month Index + 1.360% 6.675% 10/15/36 (b)(c)(e)	85,000	84,355
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8015% 4/15/37 (b)(c)(e)	8,021	7,984
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2505% 4/15/37 (b)(c)(e)	8,021	7,888
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	94,245	82,787
Extended Stay America Trust floater Series 2021-ESH Class D, CME Term SOFR 1 Month Index + 2.360% 7.6745% 7/15/38 (b)(c)(e)	95,431	93,873
GS Mortgage Securities Trust floater Series 2021-IP Class C, CME Term SOFR 1 Month Index + 1.660% 6.9755% 10/15/36 (b)(c)(e)	100,000	92,107
LIFE Mortgage Trust floater Series 2021-BMR Class E, CME Term SOFR 1 Month Index + 1.860% 7.1745% 3/15/38 (b)(c)(e)	98,297	94,593
SREIT Trust floater Series 2021-MFP Class D, CME Term SOFR 1 Month Index + 1.690% 7.0032% 11/15/38 (b)(c)(e)	100,000	97,232
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $799,441)		769,087

Money Market Funds - 11.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f) (Cost $3,456,667)	3,455,976	3,456,667

TOTAL INVESTMENT IN SECURITIES - 107.9% (Cost $33,039,811)	31,858,248
NET OTHER ASSETS (LIABILITIES) - (7.9)%	(2,327,331)
NET ASSETS - 100.0%	29,530,917

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(100,000)	(82,500)
3% 9/1/53	(50,000)	(43,965)

TOTAL GINNIE MAE		(126,465)

Uniform Mortgage Backed Securities
2% 9/1/53	(100,000)	(79,606)
2% 9/1/53	(50,000)	(39,803)
2% 9/1/53	(50,000)	(39,803)
2% 9/1/53	(50,000)	(39,803)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(199,015)

TOTAL TBA SALE COMMITMENTS (Proceeds $321,589)		(325,480)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,648,283 or 9.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	666,354	7,429,765	4,639,452	90,859	-	-	3,456,667	0.0%
Total	666,354	7,429,765	4,639,452	90,859	-	-	3,456,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	9,111,807	-	9,111,807	-

U.S. Government and Government Agency Obligations	14,173,662	-	14,173,662	-

U.S. Government Agency - Mortgage Securities	2,914,792	-	2,914,792	-

Asset-Backed Securities	1,432,233	-	1,432,233	-

Commercial Mortgage Securities	769,087	-	769,087	-

Money Market Funds	3,456,667	3,456,667	-	-
Total Investments in Securities:	31,858,248	3,456,667	28,401,581	-
Other Financial Instruments:

TBA Sale Commitments	(325,480)	-	(325,480)	-
Total Other Financial Instruments:	(325,480)	-	(325,480)	-
Fidelity® Investment Grade Bond ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $29,583,144)	$28,401,581
Fidelity Central Funds (cost $3,456,667)	3,456,667

Total Investment in Securities (cost $33,039,811)		$31,858,248
Cash		1,689
Receivable for TBA sale commitments		321,589
Interest receivable		205,311
Distributions receivable from Fidelity Central Funds		14,013
Receivable from investment adviser for expense reductions		230
Total assets		32,401,080
Liabilities
Payable for investments purchased
Regular delivery	$199,947
Delayed delivery	2,236,717
TBA sale commitments, at value	325,480
Distributions payable	99,400
Accrued management fee	7,965
Other payables and accrued expenses	654
Total Liabilities		2,870,163
Net Assets		$29,530,917
Net Assets consist of:
Paid in capital		$31,112,083
Total accumulated earnings (loss)		(1,581,166)
Net Assets		$29,530,917
Net Asset Value, offering price and redemption price per share ($29,530,917 ÷ 700,000 shares)		$42.19

Statement of Operations
		Year ended August 31, 2023
Investment Income
Interest		$496,454
Income from Fidelity Central Funds		90,859
Total Income		587,313
Expenses
Management fee	$50,462
Independent trustees' fees and expenses	39
Miscellaneous	654
Total expenses before reductions	51,155
Expense reductions	(1,001)
Total expenses after reductions		50,154
Net Investment income (loss)		537,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(230,687)
Total net realized gain (loss)		(230,687)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(412,242)
TBA Sale commitments	(3,891)
Total change in net unrealized appreciation (depreciation)		(416,133)
Net gain (loss)		(646,820)
Net increase (decrease) in net assets resulting from operations		$(109,661)
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$537,159	$138,700
Net realized gain (loss)	(230,687)	(215,358)
Change in net unrealized appreciation (depreciation)	(416,133)	(929,961)
Net increase (decrease) in net assets resulting from operations	(109,661)	(1,006,619)
Distributions to shareholders	(532,050)	(144,300)

Share transactions
Proceeds from sales of shares	23,565,192	-
Cost of shares redeemed	-	(2,393,113)

Net increase (decrease) in net assets resulting from share transactions	23,565,192	(2,393,113)
Total increase (decrease) in net assets	22,923,481	(3,544,032)

Net Assets
Beginning of period	6,607,436	10,151,468
End of period	$29,530,917	$6,607,436

Other Information
Shares
Sold	550,000	-
Redeemed	-	(50,000)
Net increase (decrease)	550,000	(50,000)

Financial Highlights
Fidelity® Investment Grade Bond ETF

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$44.05	$50.76	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.615	.788	.287
Net realized and unrealized gain (loss)	(1.987)	(6.657)	.790
Total from investment operations	(.372)	(5.869)	1.077
Distributions from net investment income	(1.488)	(.841)	(.317)
Total distributions	(1.488)	(.841)	(.317)
Net asset value, end of period	$42.19	$44.05	$50.76
Total Return D,E,F	(.83)%	(11.65)%	2.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36%	.36%	.36% I
Expenses net of all reductions	.36%	.36%	.36% I
Net investment income (loss)	3.80%	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$29,531	$6,607	$10,151
Portfolio turnover rate J	190%	37% K	19% L

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Investment Grade Securitized ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Life of Fund
Fidelity® Investment Grade Securitized ETF - NAV A	-2.10%	-5.01%
Fidelity® Investment Grade Securitized ETF - Market Price B	-2.19%	-5.00%
Bloomberg U.S. Securitized Index A	-1.96%	-4.70%

A   From March 2, 2021

B  From March 4, 2021, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Securitized ETF - NAV, on March 2, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Securitized Index performed over the same period.

Fidelity® Investment Grade Securitized ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Sean Corcoran and Franco Castagliuolo:
For the fiscal year, the exchange-traded fund's net asset value returned -2.10%, net of fees, versus -1.96% for the benchmark, the Bloomberg U.S. Securitized Index. The ETF's market price returned -2.19%. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. The fund's performance versus the benchmark this period was boosted by non-benchmark exposure to non-agency single-asset commercial mortgage-backed securities, which are securitizations of single loans, typically collateralized by one, generally large property. It also helped to hold a non-benchmark position in non-agency residential mortgage-backed securities, which are pools of residential mortgage loans issued by private financial institutions. Elsewhere, overweights in certain government-agency backed securities contributed to relative performance. Examples include larger-than-benchmark exposure to higher-coupon (5.5% and higher) conventional mortgages and lower-coupon (2% and less) 15-year mortgages, two areas in which we built overweights late in the reporting period when we identified attractively price securities. In contrast, the fund's interest rate positioning detracted from relative performance for the 12 months. The fund had more sensitivity, as measured by its modestly longer duration, than the benchmark this period, which hurt because interest rates rose.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Investment Grade Securitized ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (37.4)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (37.4)%
Futures and Swaps - 32.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® Investment Grade Securitized ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 17.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	77,000	69,372
3.625% 5/15/53	49,000	44,192
4.125% 8/15/53	13,000	12,825
U.S. Treasury Notes:
3.375% 5/15/33	37,000	34,855
3.5% 2/15/33	25,000	23,809
3.625% 5/15/26	158,000	154,063
3.75% 4/15/26	35,000	34,244
3.75% 6/30/30	6,000	5,838
3.875% 4/30/25	10,000	9,818
3.875% 1/15/26	11,000	10,792
4% 7/31/30	11,000	10,869
4.125% 8/31/30	21,000	20,905
4.25% 12/31/24	66,000	65,193
4.375% 10/31/24	41,000	40,576
4.625% 2/28/25	12,000	11,917
TOTAL U.S. TREASURY OBLIGATIONS (Cost $562,916)		549,268

U.S. Government Agency - Mortgage Securities - 119.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 28.2%
1.5% 1/1/37 to 1/1/51	122,943	99,718
2% 11/1/41	24,578	20,487
2.5% 12/1/32 to 1/1/52	224,799	195,590
3% 11/1/34 to 5/1/52	96,729	87,008
3.5% 3/1/45 to 7/1/51	156,868	142,551
4% 5/1/40 to 6/1/52	104,196	97,554
4.5% 7/1/47 to 7/1/52	127,243	123,103
5% 10/1/52 to 12/1/52 (b)(c)	95,744	93,176
6% 11/1/52	23,775	23,876
TOTAL FANNIE MAE		883,063
Freddie Mac - 29.4%
1.5% 1/1/51 to 4/1/51	114,360	86,380
2% 6/1/35 to 11/1/51	379,208	318,467
2.5% 7/1/36 to 2/1/51	306,332	261,803
3% 9/1/34	22,573	21,025
3.5% 8/1/51	43,126	38,910
4% 3/1/49	54,323	50,781
5.5% 10/1/52 to 4/1/53	142,154	141,238
TOTAL FREDDIE MAC		918,604
Ginnie Mae - 24.7%
2% 1/20/51	35,982	29,783
2% 9/1/53 (d)	50,000	41,250
2% 9/1/53 (d)	100,000	82,500
2% 9/1/53 (d)	50,000	41,250
2% 9/1/53 (d)	25,000	20,625
2% 10/1/53 (d)	100,000	82,586
2.5% 7/20/51	80,552	68,653
2.5% 9/1/53 (d)	50,000	42,559
2.5% 9/1/53 (d)	50,000	42,559
3% 9/1/53 (d)	50,000	43,965
3% 9/1/53 (d)	25,000	21,982
3% 9/1/53 (d)	50,000	43,965
3% 10/1/53 (d)	50,000	43,994
3.5% 9/1/53 (d)	25,000	22,699
3.5% 9/1/53 (d)	25,000	22,699
4.5% 9/1/53 (d)	50,000	47,649
5% 9/1/53 (d)	25,000	24,327
5.5% 9/1/53 (d)	50,000	49,508
TOTAL GINNIE MAE		772,553
Uniform Mortgage Backed Securities - 36.9%
1.5% 9/1/53 (d)	25,000	18,847
1.5% 9/1/53 (d)	25,000	18,847
2% 9/1/53 (d)	100,000	79,606
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	100,000	79,606
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	25,000	19,902
2% 9/1/53 (d)	50,000	39,803
2% 9/1/53 (d)	25,000	19,902
2% 9/1/53 (d)	125,000	99,508
2% 10/1/53 (d)	100,000	79,720
2% 10/1/53 (d)	50,000	39,860
2% 10/1/53 (d)	50,000	39,860
2% 10/1/53 (d)	50,000	39,860
2.5% 9/1/53 (d)	50,000	41,439
3% 9/1/53 (d)	50,000	43,076
3% 9/1/53 (d)	75,000	64,614
3% 9/1/53 (d)	25,000	21,538
3% 9/1/53 (d)	50,000	43,076
4% 9/1/53 (d)	25,000	23,078
4.5% 9/1/53 (d)	25,000	23,707
5% 9/1/38 (d)	25,000	24,693
5.5% 9/1/53 (d)	50,000	49,391
5.5% 9/1/53 (d)	25,000	24,695
5.5% 9/1/53 (d)	100,000	98,781
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,152,818
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,903,736)		3,727,038

Asset-Backed Securities - 0.9%
	Principal Amount (a)	Value ($)
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	10,000	9,973
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	5,000	4,978
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,000	997
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	2,000	1,966
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	6,000	5,942
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	1,000	995
Class A3, 4.66% 5/15/28	2,000	1,972
TOTAL ASSET-BACKED SECURITIES (Cost $27,000)		26,823

Collateralized Mortgage Obligations - 6.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 4.7%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (e)	73,690	61,356
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	38,308	35,366
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (e)	52,021	49,249
TOTAL PRIVATE SPONSOR		145,971
U.S. Government Agency - 1.3%
Fannie Mae sequential payer Series 2022-3 Class N, 2% 10/25/47	24,335	20,347
Freddie Mac sequential payer Series 2022-5198 Class BA, 2.5% 11/25/47	24,114	21,094
TOTAL U.S. GOVERNMENT AGENCY		41,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $207,232)		187,412

Commercial Mortgage Securities - 12.9%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	20,000	18,814
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	10,000	9,977
Class A3, 6.26% 4/15/56	10,000	10,160
BX Commercial Mortgage Trust floater Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (e)(f)(g)	100,000	97,678
Citigroup Commercial Mortgage Trust sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	15,626	13,511
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	9,930	9,552
Freddie Mac:
sequential payer:
Series 2016-K054 Class A2, 2.745% 1/25/26	7,562	7,161
Series 2021-K126 Class A2, 2.074% 1/25/31	10,000	8,313
Series 2021-K127 Class A2, 2.108% 1/25/31	10,000	8,324
Series 2022-K141 Class A2, 2.25% 2/25/32	5,000	4,121
Series 2022-K142 Class A2, 2.4% 3/25/32	40,000	33,312
Series 2022-K145 Class A2, 2.58% 5/25/32	10,000	8,420
Series 2022-K750 Class A2, 3% 9/25/29	30,000	27,237
Series K047 Class A2, 3.329% 5/25/25	12,309	11,901
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	7,198	6,958
Morgan Stanley Capital I Trust sequential payer Series 2017-HR2 Class A4, 3.587% 12/15/50	15,000	13,698
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6255% 5/15/31 (e)(f)(g)	100,000	95,712
sequential payer Series 2014-LC16 Class A5, 3.817% 8/15/50	20,000	19,526
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $414,948)		404,375

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h) (Cost $115,924)	115,901	115,924

TOTAL INVESTMENT IN SECURITIES - 160.3% (Cost $5,231,756)	5,010,840
NET OTHER ASSETS (LIABILITIES) - (60.3)%	(1,884,514)
NET ASSETS - 100.0%	3,126,326

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(100,000)	(82,500)
2% 9/1/53	(25,000)	(20,625)
3% 9/1/53	(50,000)	(43,965)

TOTAL GINNIE MAE		(147,090)

Uniform Mortgage Backed Securities
1.5% 9/1/53	(25,000)	(18,847)
2% 9/1/53	(75,000)	(59,705)
2% 9/1/53	(100,000)	(79,606)
2% 9/1/53	(50,000)	(39,803)
2% 9/1/53	(50,000)	(39,803)
2% 9/1/53	(125,000)	(99,508)
2% 9/1/53	(50,000)	(39,803)
4.5% 9/1/53	(25,000)	(23,707)
5.5% 9/1/53	(50,000)	(49,391)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(450,173)

TOTAL TBA SALE COMMITMENTS (Proceeds $591,372)		(597,263)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	Dec 2023	222,063	(2,218)	(2,218)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Dec 2023	320,766	(2,256)	(2,256)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Dec 2023	243,375	(3,473)	(3,473)

TOTAL FUTURES CONTRACTS					(7,947)
The notional amount of futures sold as a percentage of Net Assets is 25.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $661,917.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	721	(883)	(162)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	5,000	1,203	(1,493)	(290)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	722	(748)	(26)

TOTAL BUY PROTECTION							2,646	(3,124)	(478)
Sell Protection
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	10,000	(277)	272	(5)

TOTAL CREDIT DEFAULT SWAPS							2,369	(2,852)	(483)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2025	64,000	(488)	0	(488)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	111,000	(2,031)	0	(2,031)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030	55,000	(1,208)	0	(1,208)
TOTAL INTEREST RATE SWAPS							(3,727)	0	(3,727)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $423,917.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $45,173.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $16,621.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,361 or 10.9% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	812,433	1,928,238	2,624,747	18,689	-	-	115,924	0.0%
Total	812,433	1,928,238	2,624,747	18,689	-	-	115,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	549,268	-	549,268	-

U.S. Government Agency - Mortgage Securities	3,727,038	-	3,727,038	-

Asset-Backed Securities	26,823	-	26,823	-

Collateralized Mortgage Obligations	187,412	-	187,412	-

Commercial Mortgage Securities	404,375	-	404,375	-

Money Market Funds	115,924	115,924	-	-
Total Investments in Securities:	5,010,840	115,924	4,894,916	-
Derivative Instruments:

Assets
Swaps	2,646	-	2,646	-
Total Assets	2,646	-	2,646	-

Liabilities
Futures Contracts	(7,947)	(7,947)	-	-
Swaps	(4,004)	-	(4,004)	-
Total Liabilities	(11,951)	(7,947)	(4,004)	-
Total Derivative Instruments:	(9,305)	(7,947)	(1,358)	-
Other Financial Instruments:

TBA Sale Commitments	(597,263)	-	(597,263)	-
Total Other Financial Instruments:	(597,263)	-	(597,263)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (c)	2,646	(277)
Total Credit Risk	2,646	(277)
Interest Rate Risk
Futures Contracts (a)	0	(7,947)
Swaps (b)	0	(3,727)
Total Interest Rate Risk	0	(11,674)
Total Value of Derivatives	2,646	(11,951)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Fidelity® Investment Grade Securitized ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,115,832)	$4,894,916
Fidelity Central Funds (cost $115,924)	115,924

Total Investment in Securities (cost $5,231,756)		$5,010,840
Cash		19,960
Receivable for investments sold		4,930
Receivable for TBA sale commitments		591,372
Interest receivable		11,385
Distributions receivable from Fidelity Central Funds		557
Receivable for daily variation margin on centrally cleared OTC swaps		674
Bi-lateral OTC swaps, at value		2,646
Receivable from investment adviser for expense reductions		134
Total assets		5,642,498
Liabilities
Payable for investments purchased
Regular delivery	$75,884
Delayed delivery	1,830,758
TBA sale commitments, at value	597,263
Distributions payable	9,225
Bi-lateral OTC swaps, at value	277
Accrued management fee	934
Payable for daily variation margin on futures contracts	1,602
Other payables and accrued expenses	229
Total Liabilities		2,516,172
Net Assets		$3,126,326
Net Assets consist of:
Paid in capital		$3,980,473
Total accumulated earnings (loss)		(854,147)
Net Assets		$3,126,326
Net Asset Value, offering price and redemption price per share ($3,126,326 ÷ 75,000 shares)		$41.68

Statement of Operations
		Year ended August 31, 2023
Investment Income
Interest		$95,079
Income from Fidelity Central Funds		18,689
Total Income		113,768
Expenses
Management fee	$11,461
Independent trustees' fees and expenses	12
Miscellaneous	229
Total expenses before reductions	11,702
Expense reductions	(320)
Total expenses after reductions		11,382
Net Investment income (loss)		102,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(190,566)
Futures contracts	61,196
Swaps	(12,544)
Total net realized gain (loss)		(141,914)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,951)
Futures contracts	(14,503)
Swaps	(2,459)
TBA Sale commitments	(5,891)
Total change in net unrealized appreciation (depreciation)		(29,804)
Net gain (loss)		(171,718)
Net increase (decrease) in net assets resulting from operations		$(69,332)
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,386	$40,569
Net realized gain (loss)	(141,914)	(462,532)
Change in net unrealized appreciation (depreciation)	(29,804)	(219,545)
Net increase (decrease) in net assets resulting from operations	(69,332)	(641,508)
Distributions to shareholders	(103,575)	(37,844)
Distributions to shareholders from tax return of capital	-	(56,681)

Total Distributions	(103,575)	(94,525)
Share transactions
Cost of shares redeemed	-	(5,950,256)

Net increase (decrease) in net assets resulting from share transactions	-	(5,950,256)
Total increase (decrease) in net assets	(172,907)	(6,686,289)

Net Assets
Beginning of period	3,299,233	9,985,522
End of period	$3,126,326	$3,299,233

Other Information
Shares
Redeemed	-	(125,000)
Net increase (decrease)	-	(125,000)

Financial Highlights
Fidelity® Investment Grade Securitized ETF

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.99	$49.93	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.365	.301	.023
Net realized and unrealized gain (loss)	(2.294)	(5.501)	.160
Total from investment operations	(.929)	(5.200)	.183
Distributions from net investment income	(1.381)	(.300)	(.078) D
Distributions from net realized gain	-	-	(.027) D
Tax return of capital	-	(.440)	(.145)
Total distributions	(1.381)	(.740)	(.250)
Net asset value, end of period	$41.68	$43.99	$49.93
Total Return E,F,G	(2.10)%	(10.49)%	.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.37%	.36%	.36% J
Expenses net of fee waivers, if any	.36%	.36%	.36% J
Expenses net of all reductions	.36%	.36%	.36% J
Net investment income (loss)	3.22%	.63%	.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,126	$3,299	$9,986
Portfolio turnover rate K	865%	141%	65% L

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

EBased on net asset value.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Limited Term Bond ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Life of Fund
Fidelity® Limited Term Bond ETF - NAV A	2.02%	1.45%	1.44%
Fidelity® Limited Term Bond ETF - Market Price B	2.05%	1.43%	1.39%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index A	1.19%	1.18%	1.13%
Fidelity Limited Term Composite Index℠ A	1.81%	1.54%	1.50%
Bloomberg U.S. 1-5 Year Government Bond Index A	0.76%	0.91%	0.85%
Bloomberg U.S. 1-5 Year Credit Bond Index A	2.08%	1.69%	1.66%

A   From October 6, 2014

B  From October 9, 2014, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Limited Term Bond ETF - NAV, on October 6, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

Fidelity® Limited Term Bond ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Rob Galusza, Julian Potenza and David DeBiase:
For the fiscal year ending August 31, 2023, the exchange-traded fund's net asset value gained 2.02%, outpacing, net of fees, the 1.81% advance of the Fidelity Limited Term Composite Index and the 1.19% increase in the Bloomberg U.S. 1-5 Year Government/Credit Bond Index. The ETF's market price gained 2.05%. During the 12 months, sector allocation and security selection both contributed to performance versus the Composite index. Non-benchmark exposure to asset-backed securities, including collateralized loan obligations and car loan debt, added notable relative value. Picks among corporate bonds, especially in the banking and industrial segments, also contributed, and an allocation to commercial mortgage-backed securities further helped. Conversely, due to the movement in interest rates this period, U.S. Treasury futures contracts notably detracted from the portfolio's relative result. At period end, corporate bonds made up about 66% of fund assets, roughly equal to the Composite average, and up from about 62% a year ago. The portfolio's allocation to asset-backed securities ticked down from 13% to about 12% the past 12 months, and we decreased our exposure to U.S. Treasuries from 16% to roughly 12% of assets, versus an average weight of 19% for the Composite index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Limited Term Bond ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 11.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Limited Term Bond ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 65.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	520,000	505,721
1.65% 2/1/28	1,082,000	925,124
NTT Finance Corp.:
0.583% 3/1/24 (b)	268,000	261,107
1.162% 4/3/26 (b)	142,000	128,044
1.591% 4/3/28 (b)	450,000	385,927
Verizon Communications, Inc.:
2.355% 3/15/32	747,000	590,831
3% 3/22/27	290,000	269,558
		3,066,312
Media - 0.7%
Comcast Corp. 3.95% 10/15/25	181,000	176,294
Magallanes, Inc.:
3.638% 3/15/25	132,000	127,713
3.755% 3/15/27	1,071,000	1,004,510
		1,308,517
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc.:
2.95% 3/15/25	467,000	445,776
3.2% 3/15/27	480,000	443,722
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	710,000	658,788
3.5% 4/15/25	213,000	205,908
4.95% 3/15/28	450,000	443,735
		2,197,929
TOTAL COMMUNICATION SERVICES		6,572,758
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 3.2%
American Honda Finance Corp.:
4.6% 4/17/25	240,000	236,838
5.125% 7/7/28	440,000	440,296
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	458,000	446,826
1.45% 3/2/26 (b)	187,000	170,445
4.8% 3/30/28 (b)	450,000	442,751
5.5% 11/27/24 (b)	310,000	309,536
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5056% 11/17/23 (c)(d)	468,000	468,613
1.05% 3/8/24	188,000	183,262
1.25% 1/8/26	206,000	185,315
2.35% 2/26/27	300,000	266,703
5.8% 6/23/28	810,000	803,020
6% 1/9/28	690,000	691,707
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	250,000	227,898
3.95% 6/6/25 (b)	275,000	266,916
4.35% 6/8/27 (b)	460,000	443,006
		5,583,132
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	440,000	415,943
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	55,000	53,118
Starbucks Corp. 3.8% 8/15/25	126,000	122,529
		175,647
Specialty Retail - 1.2%
Advance Auto Parts, Inc. 5.95% 3/9/28	489,000	483,568
AutoNation, Inc. 1.95% 8/1/28	540,000	447,344
AutoZone, Inc. 3.625% 4/15/25	378,000	366,658
Lowe's Companies, Inc.:
4.4% 9/8/25	275,000	270,011
4.8% 4/1/26	74,000	73,143
Ross Stores, Inc. 0.875% 4/15/26	473,000	422,434
		2,063,158
TOTAL CONSUMER DISCRETIONARY		8,237,880
CONSUMER STAPLES - 5.9%
Beverages - 1.0%
Constellation Brands, Inc.:
3.6% 5/9/24	440,000	433,227
3.6% 2/15/28	470,000	438,261
Dr. Pepper Snapple Group, Inc.:
0.75% 3/15/24	310,000	301,693
4.597% 5/25/28	450,000	439,561
Molson Coors Beverage Co. 3% 7/15/26	223,000	208,950
		1,821,692
Consumer Staples Distribution & Retail - 1.1%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	92,000	89,914
0.95% 2/10/26 (b)	297,000	266,689
1.3% 2/10/28 (b)	181,000	153,176
Dollar General Corp.:
4.25% 9/20/24	200,000	196,854
4.625% 11/1/27	432,000	420,761
Dollar Tree, Inc.:
4% 5/15/25	177,000	171,717
4.2% 5/15/28	460,000	436,515
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	186,000	176,465
		1,912,091
Food Products - 1.4%
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27	1,080,000	970,807
JDE Peet's BV:
0.8% 9/24/24 (b)	149,000	140,424
1.375% 1/15/27 (b)	824,000	715,640
McCormick & Co., Inc. 0.9% 2/15/26	390,000	351,033
Mondelez International, Inc. 2.125% 3/17/24	350,000	343,157
		2,521,061
Tobacco - 2.4%
Altria Group, Inc. 2.35% 5/6/25	228,000	215,850
BAT Capital Corp.:
3.222% 8/15/24	419,000	408,607
4.7% 4/2/27	520,000	504,321
BAT International Finance PLC:
1.668% 3/25/26	46,000	41,657
3.95% 6/15/25 (b)	326,000	316,506
5.931% 2/2/29	1,000,000	996,056
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	250,000	243,313
4.25% 7/21/25 (b)	270,000	261,104
6.125% 7/27/27 (b)	440,000	444,817
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	265,025
1.5% 5/1/25	136,000	127,630
2.875% 5/1/24	332,000	325,866
		4,150,752
TOTAL CONSUMER STAPLES		10,405,596
ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	142,000	140,169
2.061% 12/15/26	133,000	120,301
		260,470
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	143,000	133,965
ConocoPhillips Co. 2.4% 3/7/25	71,000	68,050
DCP Midstream Operating LP 5.625% 7/15/27	440,000	440,469
Enbridge, Inc.:
1.6% 10/4/26	320,000	286,876
2.15% 2/16/24	111,000	109,158
2.5% 2/14/25	116,000	110,825
Energy Transfer LP:
2.9% 5/15/25	373,000	354,500
4.2% 9/15/23	169,000	168,917
4.5% 4/15/24	322,000	318,886
5.5% 6/1/27	440,000	437,439
Enterprise Products Operating LP 5.05% 1/10/26	475,000	472,615
Equinor ASA:
1.75% 1/22/26	83,000	76,937
2.875% 4/6/25	305,000	294,223
Hess Corp. 4.3% 4/1/27	480,000	461,761
Kinder Morgan, Inc. 4.3% 3/1/28	460,000	438,490
MPLX LP:
1.75% 3/1/26	159,000	144,814
4.25% 12/1/27	460,000	437,717
Occidental Petroleum Corp. 2.9% 8/15/24	414,000	402,474
Petroleos Mexicanos:
6.49% 1/23/27	420,000	366,299
6.5% 3/13/27	600,000	523,845
Phillips 66 Co.:
1.3% 2/15/26	296,000	268,693
3.85% 4/9/25	77,000	74,922
The Williams Companies, Inc. 5.4% 3/2/26	101,000	100,839
Valero Energy Corp. 2.85% 4/15/25	99,000	94,555
		6,587,269
TOTAL ENERGY		6,847,739
FINANCIALS - 29.0%
Banks - 17.0%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	186,000	164,071
Banco Santander SA 1.722% 9/14/27 (c)	400,000	351,586
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	1,400,000	1,381,597
0.976% 4/22/25 (c)	200,000	193,205
1.197% 10/24/26 (c)	666,000	603,540
1.319% 6/19/26 (c)	454,000	417,798
1.734% 7/22/27 (c)	840,000	751,623
2.015% 2/13/26 (c)	342,000	322,477
4.2% 8/26/24	100,000	98,219
Bank of Nova Scotia:
0.55% 9/15/23	245,000	244,651
5.45% 6/12/25	340,000	338,015
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	293,000	286,219
Barclays PLC:
2.279% 11/24/27 (c)	800,000	710,430
2.852% 5/7/26 (c)	300,000	283,537
3.932% 5/7/25 (c)	275,000	270,980
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	813,000	731,061
2.219% 6/9/26 (b)(c)	100,000	93,424
BPCE SA:
1.652% 10/6/26 (b)(c)	198,000	179,972
2.045% 10/19/27 (b)(c)	378,000	334,733
Canadian Imperial Bank of Commerce 3.945% 8/4/25	243,000	235,485
Capital One NA 2.28% 1/28/26 (c)	177,000	167,384
Citigroup, Inc.:
0.981% 5/1/25 (c)	286,000	276,207
1.122% 1/28/27 (c)	455,000	407,774
2.014% 1/25/26 (c)	390,000	368,950
3.106% 4/8/26 (c)	953,000	912,033
Danske Bank A/S 6.466% 1/9/26 (b)(c)	250,000	250,114
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	381,000	338,063
1.605% 3/30/28 (b)(c)	879,000	762,850
HSBC Holdings PLC:
0.976% 5/24/25 (c)	200,000	192,229
1.589% 5/24/27 (c)	210,000	186,586
3.803% 3/11/25 (c)	250,000	246,871
4.041% 3/13/28 (c)	500,000	469,591
4.292% 9/12/26 (c)	500,000	482,281
5.21% 8/11/28 (c)	342,000	333,724
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	314,000	295,376
Huntington National Bank 5.699% 11/18/25 (c)	148,000	145,160
ING Groep NV 1.726% 4/1/27 (c)	181,000	162,766
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	357,000	342,472
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	189,000	181,491
1.04% 2/4/27 (c)	600,000	537,039
1.045% 11/19/26 (c)	198,000	178,521
1.47% 9/22/27 (c)	265,000	234,076
2.083% 4/22/26 (c)	235,000	221,037
3.22% 3/1/25 (c)	164,000	161,732
3.54% 5/1/28 (c)	500,000	466,611
4.323% 4/26/28 (c)	1,230,000	1,182,719
KeyCorp 3.878% 5/23/25 (c)	213,000	203,249
Lloyds Banking Group PLC:
2.438% 2/5/26 (c)	200,000	189,435
5.985% 8/7/27 (c)	230,000	229,765
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	415,611
1.538% 7/20/27 (c)	300,000	267,447
1.64% 10/13/27 (c)	260,000	230,535
2.193% 2/25/25	430,000	407,874
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	289,000	288,900
1.234% 5/22/27 (c)	200,000	177,011
1.554% 7/9/27 (c)	200,000	177,566
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	297,000	293,154
5.479% 7/16/25	500,000	500,688
NatWest Group PLC:
3.073% 5/22/28 (c)	500,000	450,822
3.875% 9/12/23	300,000	299,892
5.847% 3/2/27 (c)	415,000	412,536
NatWest Markets PLC 0.8% 8/12/24 (b)	377,000	359,724
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	90,000	88,674
Rabobank Nederland 1.98% 12/15/27 (b)(c)	655,000	578,095
Regions Financial Corp. 2.25% 5/18/25	166,000	155,111
Royal Bank of Canada 1.15% 6/10/25	367,000	339,864
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	218,000	191,139
3.45% 6/2/25	545,000	520,011
5.807% 9/9/26 (c)	250,000	247,668
Societe Generale:
1.488% 12/14/26 (b)(c)	448,000	401,446
1.792% 6/9/27 (b)(c)	896,000	794,805
2.625% 10/16/24 (b)	200,000	192,416
3.875% 3/28/24 (b)	343,000	338,163
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	805,000	712,312
1.474% 7/8/25	190,000	175,904
Truist Financial Corp. 5.9% 10/28/26 (c)	390,000	388,941
Wells Fargo & Co.:
2.164% 2/11/26 (c)	104,000	98,328
2.406% 10/30/25 (c)	356,000	341,372
3.526% 3/24/28 (c)	880,000	818,772
4.3% 7/22/27	411,000	393,568
Wells Fargo Bank NA 5.55% 8/1/25	500,000	501,030
Westpac Banking Corp. 4.11% 7/24/34 (c)	245,000	214,636
		29,892,744
Capital Markets - 4.7%
Ares Capital Corp. 3.25% 7/15/25	460,000	431,332
Bank of New York Mellon Corp. 3.85% 4/28/28	870,000	827,177
Deutsche Bank AG New York Branch:
0.898% 5/28/24	125,000	120,524
1.447% 4/1/25 (c)	474,000	459,131
2.129% 11/24/26 (c)	388,000	352,020
2.222% 9/18/24 (c)	501,000	500,215
2.311% 11/16/27 (c)	217,000	190,258
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	300,000	299,764
1.757% 1/24/25 (c)	250,000	245,363
2.64% 2/24/28 (c)	1,020,000	923,112
3.272% 9/29/25 (c)	266,000	257,964
5.7% 11/1/24	100,000	99,808
Intercontinental Exchange, Inc.:
3.65% 5/23/25	361,000	349,957
4% 9/15/27	282,000	269,969
Moody's Corp. 4.875% 2/15/24	236,000	236,002
Morgan Stanley:
0.79% 5/30/25 (c)	225,000	215,726
2.475% 1/21/28 (c)	270,000	243,572
2.72% 7/22/25 (c)	144,000	139,744
3.591% 7/22/28 (c)	520,000	481,063
3.772% 1/24/29 (c)	500,000	463,766
Nomura Holdings, Inc. 1.653% 7/14/26	200,000	177,274
S&P Global, Inc. 2.45% 3/1/27	218,000	201,004
State Street Corp. 2.901% 3/30/26 (c)	16,000	15,322
UBS AG London Branch:
1.25% 6/1/26 (b)	200,000	179,570
1.375% 1/13/25 (b)	115,000	108,315
UBS Group AG:
1.305% 2/2/27 (b)(c)	200,000	177,813
2.593% 9/11/25 (b)(c)	220,000	212,127
		8,177,892
Consumer Finance - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	262,000	249,088
1.75% 1/30/26	245,000	221,682
2.45% 10/29/26	151,000	135,862
4.875% 1/16/24	150,000	149,249
Ally Financial, Inc.:
1.45% 10/2/23	151,000	150,238
4.75% 6/9/27	530,000	496,797
5.125% 9/30/24	207,000	203,807
American Express Co.:
2.25% 3/4/25	326,000	309,973
5.389% 7/28/27 (c)	390,000	387,687
Capital One Financial Corp.:
1.343% 12/6/24 (c)	320,000	315,409
1.878% 11/2/27 (c)	420,000	368,191
4.985% 7/24/26 (c)	228,000	222,854
Ford Motor Credit Co. LLC:
2.3% 2/10/25	420,000	394,580
6.95% 6/10/26	500,000	500,638
Hyundai Capital America:
1% 9/17/24 (b)	423,000	402,077
5.6% 3/30/28 (b)	440,000	437,674
5.8% 6/26/25 (b)	340,000	340,408
John Deere Capital Corp.:
3.4% 6/6/25	177,000	171,559
4.75% 6/8/26	206,000	204,976
Synchrony Financial:
4.25% 8/15/24	338,000	329,218
4.375% 3/19/24	333,000	328,980
Toyota Motor Credit Corp. 5.4% 11/10/25	220,000	221,099
		6,542,046
Financial Services - 1.9%
AIG Global Funding 0.9% 9/22/25 (b)	200,000	181,478
Athene Global Funding:
0.95% 1/8/24 (b)	275,000	269,746
1% 4/16/24 (b)	170,000	164,129
1.73% 10/2/26 (b)	840,000	731,137
Blackstone Private Credit Fund 4.7% 3/24/25	150,000	145,803
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	150,407
Corebridge Financial, Inc.:
3.5% 4/4/25	74,000	71,111
3.65% 4/5/27	105,000	98,773
GA Global Funding Trust 1.25% 12/8/23 (b)	390,000	384,797
Jackson Financial, Inc.:
1.125% 11/22/23	150,000	148,457
5.17% 6/8/27	378,000	370,502
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	215,470
The Western Union Co. 1.35% 3/15/26	490,000	438,587
		3,370,397
Insurance - 1.7%
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	222,629
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	344,000	340,116
1.4% 8/27/27 (b)	344,000	292,601
1.7% 11/12/26 (b)	451,000	395,348
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	392,000	354,250
Guardian Life Global Funding:
1.1% 6/23/25 (b)	215,000	197,781
1.4% 7/6/27 (b)	438,000	382,193
Pacific Life Global Funding II 1.2% 6/24/25 (b)	130,000	120,345
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	112,699
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	150,835
RGA Global Funding 2% 11/30/26 (b)	273,000	242,907
Willis Group North America, Inc. 4.65% 6/15/27	240,000	232,417
		3,044,121
TOTAL FINANCIALS		51,027,200
HEALTH CARE - 3.6%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	491,000	490,487
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	184,673
Boston Scientific Corp.:
1.9% 6/1/25	147,000	138,081
3.45% 3/1/24	319,000	315,078
		637,832
Health Care Providers & Services - 1.2%
Cigna Group:
0.613% 3/15/24	153,000	148,846
3.4% 3/1/27	650,000	611,129
CVS Health Corp.:
4.3% 3/25/28	460,000	441,812
5% 2/20/26	600,000	595,384
HCA Holdings, Inc. 3.125% 3/15/27	300,000	275,709
		2,072,880
Life Sciences Tools & Services - 0.3%
Revvity, Inc. 0.85% 9/15/24	410,000	388,644
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	180,000	171,591
		560,235
Pharmaceuticals - 1.4%
AstraZeneca Finance LLC 0.7% 5/28/24	460,000	444,116
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	180,000	174,327
4.375% 12/15/28 (b)	470,000	446,496
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	291,887
GSK Consumer Healthcare Capital 3.125% 3/24/25	260,000	250,075
Viatris, Inc.:
1.65% 6/22/25	353,000	326,629
2.3% 6/22/27	620,000	542,152
		2,475,682
TOTAL HEALTH CARE		6,237,116
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.2%
L3Harris Technologies, Inc. 5.4% 1/15/27	550,000	551,336
RTX Corp. 5% 2/27/26	286,000	284,764
The Boeing Co.:
1.95% 2/1/24	143,000	140,598
3.2% 3/1/29	540,000	485,255
4.875% 5/1/25	256,000	252,461
5.04% 5/1/27	440,000	435,157
		2,149,571
Building Products - 0.2%
Carrier Global Corp. 2.242% 2/15/25	374,000	355,765
Commercial Services & Supplies - 0.5%
Republic Services, Inc.:
0.875% 11/15/25	441,000	399,628
3.375% 11/15/27	470,000	437,311
		836,939
Ground Transportation - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	139,291
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	301,000	293,346
1.2% 3/11/26 (b)	325,000	294,929
		588,275
Machinery - 0.9%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	234,000	222,118
2% 12/14/26 (b)	350,000	314,635
Otis Worldwide Corp. 2.056% 4/5/25	362,000	343,020
Parker Hannifin Corp.:
3.65% 6/15/24	370,000	363,606
4.25% 9/15/27	242,000	234,757
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	161,000	159,266
		1,637,402
Passenger Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	267,984	237,029
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	296,353
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	180,121	162,644
		696,026
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	467,000	455,724
0.8% 8/18/24	421,000	400,430
2.2% 1/15/27	270,000	241,271
		1,097,425
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	185,000	174,556
3.95% 7/1/24 (b)	49,000	47,796
5.5% 1/15/26 (b)	202,000	196,658
		419,010
TOTAL INDUSTRIALS		7,919,704
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.3%
Bank of America NA 5.526% 8/18/26	500,000	502,432
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. 3.2% 4/1/24	37,000	36,462
Dell International LLC/EMC Corp. 5.25% 2/1/28	726,000	724,296
		760,758
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 1.95% 2/15/28 (b)	790,000	685,098
Microchip Technology, Inc. 0.983% 9/1/24	285,000	271,418
Micron Technology, Inc. 4.185% 2/15/27	116,000	110,563
		1,067,079
Software - 1.4%
Oracle Corp.:
1.65% 3/25/26	430,000	391,844
4.5% 5/6/28	450,000	436,562
5.8% 11/10/25	200,000	201,945
Roper Technologies, Inc.:
2.35% 9/15/24	180,000	173,916
3.65% 9/15/23	452,000	451,714
VMware, Inc.:
1% 8/15/24	421,000	402,359
1.4% 8/15/26	325,000	288,182
		2,346,522
TOTAL INFORMATION TECHNOLOGY		4,676,791
MATERIALS - 0.8%
Chemicals - 0.8%
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	443,000	396,650
LYB International Finance III LLC 1.25% 10/1/25	204,000	186,058
Nutrien Ltd.:
4.9% 3/27/28	600,000	586,326
5.9% 11/7/24	313,000	312,897
		1,481,931
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. 1.3% 9/15/25	129,000	118,317
Boston Properties, Inc. 3.2% 1/15/25	295,000	282,886
Crown Castle International Corp.:
1.35% 7/15/25	27,000	24,922
5% 1/11/28	450,000	441,761
Healthcare Trust of America Holdings LP 3.5% 8/1/26	450,000	420,087
Kite Realty Group Trust 4% 3/15/25	150,000	144,105
Realty Income Corp. 2.2% 6/15/28	24,000	20,829
Spirit Realty LP 2.1% 3/15/28	359,000	306,124
Ventas Realty LP:
2.65% 1/15/25	199,000	189,577
3% 1/15/30	426,000	362,949
3.5% 4/15/24	129,000	126,885
Vornado Realty LP 2.15% 6/1/26	80,000	69,151
Welltower OP LLC 3.625% 3/15/24	110,000	108,581
		2,616,174
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	19,000	18,141
TOTAL REAL ESTATE		2,634,315
UTILITIES - 5.3%
Electric Utilities - 2.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	490,000	460,162
Duke Energy Corp. 4.3% 3/15/28	755,000	726,899
Eversource Energy 5.45% 3/1/28	840,000	842,818
Exelon Corp. 2.75% 3/15/27	54,000	49,562
FirstEnergy Corp.:
1.6% 1/15/26	29,000	26,333
2.05% 3/1/25	138,000	128,872
Florida Power & Light Co. 2.85% 4/1/25	178,000	171,217
Georgia Power Co. 4.65% 5/16/28	264,000	257,446
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	189,000	185,937
Southern Co. 0.6% 2/26/24	428,000	417,446
Tampa Electric Co. 3.875% 7/12/24	331,000	325,717
Vistra Operations Co. LLC 5% 7/31/27 (b)	370,000	347,988
		3,940,397
Gas Utilities - 0.4%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	440,000	438,978
Dominion Gas Holdings LLC 2.5% 11/15/24	343,000	329,971
		768,949
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP 0.833% 6/15/24	362,000	344,668
The AES Corp.:
3.3% 7/15/25 (b)	166,000	157,844
5.45% 6/1/28	360,000	353,278
		855,790
Multi-Utilities - 2.1%
Dominion Energy, Inc. 1.45% 4/15/26	670,000	604,411
DTE Energy Co.:
4.22% 11/1/24	140,000	137,314
4.875% 6/1/28	450,000	440,014
NiSource, Inc.:
0.95% 8/15/25	314,000	287,828
2.95% 9/1/29	827,000	727,717
5.25% 3/30/28	440,000	438,156
Sempra:
3.3% 4/1/25	261,000	251,443
3.4% 2/1/28	196,000	181,370
WEC Energy Group, Inc.:
4.75% 1/15/28	450,000	440,686
5% 9/27/25	228,000	225,871
		3,734,810
TOTAL UTILITIES		9,299,946
TOTAL NONCONVERTIBLE BONDS (Cost $120,469,012)		115,340,976

U.S. Treasury Obligations - 13.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.75% 3/31/26 (e)	4,887,400	4,435,697
3.875% 1/15/26	5,000,000	4,905,469
4% 6/30/28	3,000,000	2,964,141
4.5% 11/15/25	11,071,300	11,003,825
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,895,487)		23,309,132

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $234,300)	219,665	212,511

Asset-Backed Securities - 11.8%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	161,101	135,145
Series 2021-1A Class A, 2.95% 11/16/41 (b)	190,472	167,810
Series 2021-2A Class A, 2.798% 1/15/47 (b)	362,086	312,832
Aimco Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6672% 7/22/32 (b)(c)(d)	723,000	719,295
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.478% 1/17/32 (b)(c)(d)	500,000	496,719
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	567,131	550,053
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	411,366	353,667
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	429,282	419,500
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	292,376	269,726
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(d)	250,000	248,971
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6696% 7/15/33 (b)(c)(d)	798,000	792,786
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.589% 7/27/30 (b)(c)(d)	476,915	474,785
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	78,590	75,231
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	578,000	563,730
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	982,500	861,680
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	39,297	39,164
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	129,250	126,703
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	57,760	57,032
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	56,200	55,274
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	93,483	91,695
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	367,000	364,794
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	250,000	247,701
Series 2020-2 Class A, 1.06% 4/15/33 (b)	1,483,000	1,350,063
Ford Credit Floorplan Master Owner Trust:
Series 2020-1 Class A1, 0.7% 9/15/25	900,000	898,503
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	310,000	306,287
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	309,000	306,556
GMF Floorplan Owner Revolving Trust:
Series 2020-2 Class A, 0.69% 10/15/25 (b)	403,000	400,443
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	425,000	424,455
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6072% 1/22/31 (b)(c)(d)	512,000	510,182
Marlette Funding Trust:
Series 2022-1A Class A, 1.36% 4/15/32 (b)	14,390	14,363
Series 2022-2A Class A, 4.25% 8/15/32 (b)	132,722	132,020
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	43,160	42,763
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5696% 7/17/32 (b)(c)(d)	1,070,000	1,062,009
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	695,000	659,409
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.358% 4/15/30 (b)(c)(d)	580,055	575,506
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	537,271	498,823
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	394,000	391,120
Santander Retail Auto Lease Trust Series 2021-A Class A3, 0.51% 7/22/24 (b)	116,227	115,546
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	130,704
1.884% 7/15/50 (b)	86,000	77,644
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,384,225	1,194,586
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	151,120	150,832
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(c)(d)	791,000	786,330
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.4996% 7/15/30 (b)(c)(d)	744,586	740,875
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	110,055	109,765
Upstart Securitization Trust:
Series 2021-3 Class A, 0.83% 7/20/31 (b)	22,210	22,101
Series 2021-4 Class A, 0.84% 9/20/31 (b)	84,738	83,689
Series 2021-5 Class A, 1.31% 11/20/31 (b)	136,683	134,347
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	50,565	48,920
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	329,802	314,131
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	675,660	621,318
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	612,000	588,905
Class B, 0.69% 5/20/27	700,000	673,256
TOTAL ASSET-BACKED SECURITIES (Cost $21,650,423)		20,789,744

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	174,950	165,953
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	418,200	348,794
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	66,547	63,640
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	107,263	99,024
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	60,485	58,913
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	158,887	153,655
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	140,252	133,447
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	56,739	55,791
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	597,426	560,532
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	345,908	325,751
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	220,773	192,278
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	483,214	451,377
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	58,397	53,573
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	163,849	149,215
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	62,309	61,153
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	417,459	386,233
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	308,482	292,045
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	68,888	60,644
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	91,853	80,290
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	131,996	126,010
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	64,110	60,474
TOTAL PRIVATE SPONSOR		3,878,792
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	35,222	32,148
Series 2019-33 Class N, 3% 3/25/48	269,925	249,226
Series 2019-59 Class AB, 2.5% 10/25/39	90,084	80,793
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	129,746	117,666
TOTAL U.S. GOVERNMENT AGENCY		479,833
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,733,558)		4,358,625

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.461% 1/15/39 (b)(c)(d)	174,000	169,266
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	125,698
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	264,028	256,271
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	590,018	562,034
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	50,020	49,886
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1755% 9/15/26 (b)(c)(d)	352,000	336,592
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(c)(d)	566,000	555,774
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (b)(c)(d)	323,000	315,501
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0768% 5/15/38 (b)(c)(d)	226,749	222,335
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3234% 2/15/39 (b)(c)(d)	359,671	349,746
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2745% 11/15/38 (b)(c)(d)	319,000	313,099
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0604% 10/15/26 (b)(c)(d)	298,000	291,175
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4755% 8/15/39 (b)(c)(d)	132,000	132,000
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (b)(c)(d)	250,840	250,205
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.0955% 6/15/38 (b)(c)(d)	430,780	422,396
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	484,805	438,269
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	340,224	298,862
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.375% 11/15/36 (b)(c)(d)	100,000	98,301
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	61,388	59,347
COMM Mortgage Trust:
sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	541,031
Series 2013-CR13 Class AM, 4.449% 11/10/46	131,000	129,537
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	97,069	87,470
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1265% 11/15/38 (b)(c)(d)	443,000	433,550
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (b)(c)(d)	190,000	180,706
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	189,000	183,610
Series 2013-C17 Class A/S, 4.4584% 1/15/47	327,000	315,645
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.360% 6.6755% 9/15/29 (b)(c)(d)	91,583	84,960
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (b)(c)(d)	286,044	280,295
Morgan Stanley BAML Trust sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47	59,090	58,725
Series 2014-C19 Class ASB, 3.326% 12/15/47	128,997	127,157
Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	99,888
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	276,262
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9095% 10/15/36 (b)(c)(d)	479,407	467,074
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1558% 11/15/38 (b)(c)(d)	299,000	292,997
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	146,869	141,565
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	136,584	132,706
Series 2017-RC1 Class ASB, 3.453% 1/15/60	176,166	168,541
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,811,656)		9,248,476

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25 (Cost $220,804)	220,000	207,954

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,272)	200,000	177,058

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $325,000)	325,000	311,067

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f) (Cost $2,892,593)	2,892,015	2,892,593

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $184,432,105)	176,848,136
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,115,775)
NET ASSETS - 100.0%	175,732,361

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	28	Dec 2023	5,706,531	16,570	16,570
CBOT 5-Year U.S. Treasury Note Contracts (United States)	131	Dec 2023	14,006,766	97,019	97,019

TOTAL FUTURES CONTRACTS					113,589
The notional amount of futures purchased as a percentage of Net Assets is 11.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $19,877,589.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,094,522 or 28.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $250,502.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	2,815,032	100,250,361	100,172,800	105,205	2	(2)	2,892,593	0.0%
Total	2,815,032	100,250,361	100,172,800	105,205	2	(2)	2,892,593

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	115,340,976	-	115,340,976	-

U.S. Government and Government Agency Obligations	23,309,132	-	23,309,132	-

U.S. Government Agency - Mortgage Securities	212,511	-	212,511	-

Asset-Backed Securities	20,789,744	-	20,789,744	-

Collateralized Mortgage Obligations	4,358,625	-	4,358,625	-

Commercial Mortgage Securities	9,248,476	-	9,248,476	-

Municipal Securities	207,954	-	207,954	-

Foreign Government and Government Agency Obligations	177,058	-	177,058	-

Bank Notes	311,067	-	311,067	-

Money Market Funds	2,892,593	2,892,593	-	-
Total Investments in Securities:	176,848,136	2,892,593	173,955,543	-
Derivative Instruments:

Assets
Futures Contracts	113,589	113,589	-	-
Total Assets	113,589	113,589	-	-
Total Derivative Instruments:	113,589	113,589	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	113,589	0
Total Interest Rate Risk	113,589	0
Total Value of Derivatives	113,589	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Limited Term Bond ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $181,539,512)	$173,955,543
Fidelity Central Funds (cost $2,892,593)	2,892,593

Total Investment in Securities (cost $184,432,105)		$176,848,136
Cash		10,839
Interest receivable		1,338,999
Distributions receivable from Fidelity Central Funds		9,561
Receivable for daily variation margin on futures contracts		16,883
Total assets		178,224,418
Liabilities
Payable for investments purchased	$1,962,109
Distributions payable	492,750
Accrued management fee	37,198
Total Liabilities		2,492,057
Net Assets		$175,732,361
Net Assets consist of:
Paid in capital		$190,046,763
Total accumulated earnings (loss)		(14,314,402)
Net Assets		$175,732,361
Net Asset Value, offering price and redemption price per share ($175,732,361 ÷ 3,650,000 shares)		$48.15

Statement of Operations
		Year ended August 31, 2023
Investment Income
Interest		$6,710,831
Income from Fidelity Central Funds		105,205
Total Income		6,816,036
Expenses
Management fee	$718,423
Independent trustees' fees and expenses	837
Total expenses before reductions	719,260
Expense reductions	(2,021)
Total expenses after reductions		717,239
Net Investment income (loss)		6,098,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,842,510)
Redemptions in-kind	(4,075,658)
Fidelity Central Funds	2
Futures contracts	(1,225,377)
Total net realized gain (loss)		(8,143,543)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,674,990
Fidelity Central Funds	(2)
Futures contracts	237,112
Total change in net unrealized appreciation (depreciation)		7,912,100
Net gain (loss)		(231,443)
Net increase (decrease) in net assets resulting from operations		$5,867,354
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,098,797	$2,850,328
Net realized gain (loss)	(8,143,543)	(4,476,824)
Change in net unrealized appreciation (depreciation)	7,912,100	(16,393,659)
Net increase (decrease) in net assets resulting from operations	5,867,354	(18,020,155)
Distributions to shareholders	(6,097,800)	(2,935,700)

Share transactions
Proceeds from sales of shares	102,725,889	43,188,875
Cost of shares redeemed	(167,087,505)	(65,105,164)

Net increase (decrease) in net assets resulting from share transactions	(64,361,616)	(21,916,289)
Total increase (decrease) in net assets	(64,592,062)	(42,872,144)

Net Assets
Beginning of period	240,324,423	283,196,567
End of period	$175,732,361	$240,324,423

Other Information
Shares
Sold	2,150,000	850,000
Redeemed	(3,450,000)	(1,300,000)
Net increase (decrease)	(1,300,000)	(450,000)

Financial Highlights
Fidelity® Limited Term Bond ETF

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$48.55	$52.44	$52.52	$51.07	$49.42
Income from Investment Operations
Net investment income (loss) A,B	1.315	.539	.470	1.039	1.344
Net realized and unrealized gain (loss)	(.351)	(3.868)	(.044)	1.495	1.687
Total from investment operations	.964	(3.329)	.426	2.534	3.031
Distributions from net investment income	(1.364)	(.561)	(.486) C	(1.084)	(1.381)
Distributions from net realized gain	-	-	(.020) C	-	-
Total distributions	(1.364)	(.561)	(.506)	(1.084)	(1.381)
Net asset value, end of period	$48.15	$48.55	$52.44	$52.52	$51.07
Total Return D,E	2.02%	(6.38)%	.83%	5.04%	6.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.32%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.32%	.36%	.36%	.36%	.36%
Net investment income (loss)	2.73%	1.07%	.90%	2.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$175,732	$240,324	$283,197	$181,184	$127,663
Portfolio turnover rate H,I	59%	38%	75%	102%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Low Duration Bond Factor ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Life of Fund
Fidelity® Low Duration Bond Factor ETF - NAV A	4.87%	2.00%	2.06%
Fidelity® Low Duration Bond Factor ETF - Market Price B	4.96%	1.99%	2.08%
Fidelity Low Duration Investment Grade Factor Index℠ A	5.03%	2.23%	2.28%
Bloomberg US Treasury Bill: 6-9 Months Index A	3.11%	1.46%	1.48%

A   From June 12, 2018

B  From June 14, 2018, date initially listed on the CboeBZX exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Low Duration Bond Factor ETF - NAV, on June 12, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Low Duration Investment Grade Factor Index℠ and Bloomberg U.S. Treasury Bill: 6-9 Months Index performed over the same period.

Fidelity® Low Duration Bond Factor ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:
For the fiscal year, the exchange traded fund's (ETF) net asset value returned 4.87% versus the 5.03% return of the benchmark, the Fidelity Low Duration Investment Grade Factor Index. The ETF's market price returned 4.96% the past 12 months. The fund's supplemental index, the Bloomberg U.S. Treasury Bill 6-9 Months Index returned 3.11%. Our results versus the benchmark met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 370) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. Exposures include duration, key rate durations, credit quality, sector and issuer allocation and other factors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Low Duration Bond Factor ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 86.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc. 3 month U.S. LIBOR + 1.180% 6.7197% 6/12/24 (b)(c)	2,370,000	2,380,658
Verizon Communications, Inc.:
CME Term SOFR 3 Month Index + 1.360% 6.7262% 5/15/25 (b)(c)	2,113,000	2,133,923
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 5.9859% 3/20/26 (b)(c)	1,380,000	1,387,506
		5,902,087
Interactive Media & Services - 0.3%
Tencent Holdings Ltd.:
CME Term SOFR 3 Month Index + 1.170% 6.4701% 4/11/24 (b)(c)(d)	600,000	601,710
CME Term SOFR 3 Month Index + 1.170% 6.4701% 4/11/24 (Reg. S) (b)(c)	200,000	200,570
		802,280
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. CME Term SOFR 3 Month Index + 1.910% 7.2835% 2/1/24 (b)(c)	538,000	540,215
Comcast Corp. CME Term SOFR 3 Month Index + 0.890% 6.1996% 4/15/24 (b)(c)	591,000	592,297
		1,132,512
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/16/24 (b)(c)	400,000	400,608
TOTAL COMMUNICATION SERVICES		8,237,487
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 3.7%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.420% 5.9333% 9/8/23 (b)(c)	900,000	900,010
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.670% 5.9094% 1/10/25 (b)(c)	600,000	601,189
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.1594% 1/12/26 (b)(c)	300,000	302,391
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.6875% 8/12/24 (b)(c)(d)	1,900,000	1,898,873
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9279% 8/11/25 (b)(c)(d)	700,000	701,437
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.0568% 4/1/25 (b)(c)(d)	600,000	603,612
Daimler Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.13% 3/30/25 (b)(c)(d)	300,000	302,077
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.5271% 4/7/25 (b)(c)	500,000	500,747
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9467% 3/8/24 (b)(c)	1,440,000	1,439,846
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.342% 2/26/27 (b)(c)	400,000	396,831
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5056% 11/17/23 (b)(c)	300,000	300,393
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.640% 6.1533% 3/8/24 (b)(c)(d)	420,000	417,591
Volkswagen Group of America Finance LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.136% 6/7/24 (b)(c)(d)	400,000	401,044
		8,766,041
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7275% 2/14/24 (b)(c)	600,000	600,012
TOTAL CONSUMER DISCRETIONARY		9,366,053
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7075% 2/13/26 (b)(c)	400,000	400,971
Food Products - 0.2%
General Mills, Inc. CME Term SOFR 3 Month Index + 1.270% 6.5796% 10/17/23 (b)(c)	502,000	502,448
TOTAL CONSUMER STAPLES		903,419
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.936% 2/16/24 (b)(c)	500,000	500,369
Shell International Finance BV CME Term SOFR 3 Month Index + 0.660% 6.0308% 11/13/23 (b)(c)	495,000	495,523
		995,892
FINANCIALS - 70.1%
Banks - 43.4%
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9052% 2/18/25 (b)(c)(d)	400,000	399,446
Australia & New Zealand Banking Group Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.9668% 7/3/25 (b)(c)(d)	400,000	400,908
Banco Santander SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.5435% 5/24/24 (b)(c)	800,000	803,230
Bank of America Corp.:
3 month U.S. LIBOR + 0.760% 6.312% 9/15/26 (b)(c)	600,000	591,174
CME Term SOFR 3 Month Index + 1.030% 6.4015% 2/5/26 (b)(c)	1,961,000	1,962,357
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.9717% 2/4/25 (b)(c)	200,000	199,830
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.9897% 4/22/25 (b)(c)	2,300,000	2,298,198
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.0297% 10/24/24 (b)(c)	2,210,000	2,210,052
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.2452% 7/22/27 (b)(c)	500,000	497,012
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3617% 2/4/28 (b)(c)	300,000	299,400
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.5625% 4/2/26 (b)(c)	600,000	603,848
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.5494% 7/9/24 (b)(c)	2,060,000	2,056,596
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.350% 5.5367% 12/8/23 (b)(c)	200,000	199,994
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.6944% 1/10/25 (b)(c)	320,000	318,984
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.8136% 9/15/26 (b)(c)	500,000	494,307
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.8985% 12/12/24 (b)(c)	400,000	400,332
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.246% 6/7/25 (b)(c)	600,000	601,802
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.330% 6.5097% 6/5/26 (b)(c)	700,000	706,756
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1115% 1/27/27 (b)(c)(d)	350,000	348,392
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.7243% 3/2/26 (b)(c)	1,859,000	1,839,278
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 5.7436% 9/15/23 (b)(c)	400,000	400,050
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.1317% 4/11/25 (b)(c)	500,000	500,484
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.6938% 7/31/24 (b)(c)	810,000	808,606
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.6894% 1/10/25 (b)(c)	400,000	398,405
Banque Federative du Credit Mutuel SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7206% 2/4/25 (b)(c)(d)	1,330,000	1,320,593
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.400% 6.6422% 7/13/26 (b)(c)(d)	600,000	602,434
BPCE SA:
3 month U.S. LIBOR + 1.240% 6.7797% 9/12/23 (b)(c)(d)	250,000	250,037
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8151% 1/14/25 (b)(c)(d)	480,000	478,028
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.660% 6.2044% 9/13/23 (b)(c)	654,000	654,046
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.5925% 12/14/23 (b)(c)	1,224,000	1,223,691
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.6715% 10/18/24 (b)(c)	790,000	787,576
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.1671% 4/7/25 (b)(c)	1,500,000	1,504,035
Citigroup, Inc.:
3 month U.S. LIBOR + 1.250% 6.7834% 7/1/26 (b)(c)	990,000	997,261
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.9822% 5/1/25 (b)(c)	1,610,000	1,609,356
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.9737% 1/25/26 (b)(c)	640,000	638,126
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 5.9694% 6/9/27 (b)(c)	400,000	394,307
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.280% 6.5837% 2/24/28 (b)(c)	1,200,000	1,200,432
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6749% 5/24/25 (b)(c)	200,000	200,899
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 6.7239% 3/17/26 (b)(c)	600,000	605,111
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.820% 6.3186% 6/4/24 (b)(c)(d)	103,000	103,444
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.6271% 7/7/25 (b)(c)(d)	2,100,000	2,092,465
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.7136% 6/15/26 (b)(c)(d)	610,000	605,646
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.93% 1/10/25 (b)(c)(d)	1,000,000	1,001,351
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 5.9325% 3/14/25 (b)(c)(d)	700,000	701,132
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.1625% 3/14/27 (b)(c)(d)	600,000	600,961
Credit Agricole SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.5086% 7/5/26 (b)(c)(d)	600,000	604,532
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 6.5997% 9/12/23 (b)(c)(d)	400,000	400,018
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.0415% 3/28/25 (b)(c)(d)	300,000	300,052
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.735% 5/21/24 (b)(c)(d)	510,000	509,317
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.230% 6.7697% 3/11/25 (b)(c)	1,200,000	1,202,541
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 6.8775% 8/14/27 (b)(c)	1,000,000	1,004,672
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.8843% 11/22/24 (b)(c)	1,660,000	1,658,929
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.6029% 3/10/26 (b)(c)	800,000	803,827
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.496% 5/16/25 (b)(c)	600,000	587,466
ING Groep NV:
3 month U.S. LIBOR + 1.000% 6.5334% 10/2/23 (b)(c)	800,000	800,343
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.010% 6.2149% 4/1/27 (b)(c)	200,000	198,135
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 6.8515% 3/28/26 (b)(c)	1,300,000	1,308,592
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 1.110% 6.3925% 1/10/25 (b)(c)	702,000	703,367
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.7137% 6/1/25 (b)(c)	1,310,000	1,306,044
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.7836% 6/23/25 (b)(c)	600,000	598,338
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.7885% 12/10/25 (b)(c)	1,950,000	1,940,667
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9672% 9/22/27 (b)(c)	500,000	495,007
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.1602% 4/22/27 (b)(c)	1,000,000	997,042
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2229% 2/24/26 (b)(c)	1,800,000	1,801,090
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.1625% 6/14/25 (b)(c)	400,000	400,828
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6156% 4/26/26 (b)(c)	1,300,000	1,308,683
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.5125% 6/14/24 (b)(c)	600,000	588,319
Lloyds Banking Group PLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8709% 8/7/27 (b)(c)	900,000	905,004
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2447% 2/20/26 (b)(c)	500,000	499,358
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.5646% 9/12/25 (b)(c)	500,000	502,321
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.440% 6.6734% 4/17/26 (b)(c)	1,100,000	1,107,003
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9015% 7/18/25 (b)(c)	600,000	603,416
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 1.000% 6.5397% 9/11/24 (b)(c)	1,140,000	1,140,170
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2643% 5/22/26 (b)(c)	700,000	698,602
Morgan Stanley Bank, West Valley City Utah U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.0655% 7/16/25 (b)(c)	500,000	500,179
National Australia Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.6194% 1/12/25 (b)(c)(d)	2,670,000	2,664,108
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.8894% 1/12/27 (b)(c)(d)	300,000	297,994
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0675% 5/13/25 (b)(c)(d)	500,000	501,194
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.0476% 6/9/25 (b)(c)(d)	400,000	401,617
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8002% 8/6/24 (b)(c)	300,000	299,107
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8375% 8/12/24 (b)(c)(d)	1,000,000	996,354
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9732% 9/29/26 (b)(c)(d)	650,000	639,022
Nordea Bank Abp U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.1443% 6/6/25 (b)(c)(d)	200,000	200,536
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.5394% 1/12/24 (b)(c)	546,000	545,910
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.6094% 1/10/25 (b)(c)	930,000	928,057
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.9515% 7/18/25 (b)(c)	600,000	601,524
Royal Bank of Canada:
CME Term SOFR 3 Month Index + 0.920% 6.1904% 10/5/23 (b)(c)	660,000	660,140
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 5.9807% 1/21/27 (b)(c)	500,000	494,069
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.5671% 10/7/24 (b)(c)	1,180,000	1,175,422
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6738% 7/29/24 (b)(c)	1,000,000	999,195
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.7456% 10/26/23 (b)(c)	210,000	210,055
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.7916% 1/20/26 (b)(c)	1,992,000	1,975,136
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.8715% 4/27/26 (b)(c)	200,000	197,386
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.9021% 11/2/26 (b)(c)	830,000	820,578
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.080% 6.3194% 1/12/26 (b)(c)	400,000	400,968
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3207% 1/21/26 (b)(c)(d)	1,130,000	1,122,990
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2333% 11/23/25 (b)(c)(d)	1,000,000	996,523
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 6.955% 3/30/26 (b)(c)(d)	970,000	975,028
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.930% 7.1529% 7/6/27 (b)(c)(d)	500,000	503,878
Sumitomo Mitsui Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.1054% 1/14/27 (b)(c)	670,000	663,901
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.5441% 7/13/26 (b)(c)	500,000	503,072
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.653% 1/13/26 (b)(c)	700,000	706,088
Sumitomo Mitsui Trust Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.6282% 9/16/24 (b)(c)(d)	800,000	797,816
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.298% 3/9/26 (b)(c)(d)	1,000,000	1,001,630
Svenska Handelsbanken AB:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.0985% 6/10/25 (b)(c)(d)	900,000	902,727
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.4436% 6/15/26 (b)(c)(d)	500,000	504,491
Swedbank AB:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.1286% 4/4/25 (b)(c)(d)	400,000	400,302
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.380% 6.5736% 6/15/26 (b)(c)(d)	500,000	504,213
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.5347% 3/4/24 (b)(c)	1,500,000	1,499,659
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.5385% 9/10/24 (b)(c)	2,150,000	2,144,037
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6394% 1/10/25 (b)(c)	1,450,000	1,443,217
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.6615% 9/28/23 (b)(c)	400,000	400,047
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.7785% 9/10/26 (b)(c)	800,000	792,040
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.0967% 3/8/24 (b)(c)	200,000	200,528
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.4484% 1/17/24 (b)(c)	1,500,000	1,492,809
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.5876% 6/9/25 (b)(c)	1,760,000	1,715,982
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.5997% 4/25/26 (b)(c)	1,240,000	1,248,953
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1087% 8/1/25 (b)(c)	1,200,000	1,201,953
Westpac Banking Corp.:
CME Term SOFR 3 Month Index + 1.030% 6.4355% 2/26/24 (b)(c)	1,072,000	1,074,677
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6052% 11/18/24 (b)(c)	200,000	199,601
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.6997% 6/3/26 (b)(c)	860,000	855,069
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3016% 8/26/25 (b)(c)	500,000	503,879
		101,747,716
Capital Markets - 12.8%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.4797% 10/25/24 (b)(c)	150,000	149,234
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.5556% 4/26/24 (b)(c)	400,000	399,402
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.8997% 4/25/25 (b)(c)	1,100,000	1,099,420
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.6959% 3/18/24 (b)(c)	1,003,000	1,001,895
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.8275% 5/13/26 (b)(c)	780,000	766,883
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 1.05% 3/3/27 (b)(c)	1,000,000	987,607
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.7021% 2/2/24 (b)(c)	1,400,000	1,395,386
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8098% 11/8/23 (b)(c)	1,500,000	1,499,755
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 6.525% 11/16/27 (b)(c)	500,000	473,550
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.7962% 5/15/26 (b)(c)	1,100,000	1,103,206
CME Term SOFR 3 Month Index + 1.860% 7.2655% 11/29/23 (b)(c)	2,556,000	2,564,617
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.7607% 10/21/24 (b)(c)	200,000	199,719
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.6885% 9/10/24 (b)(c)	1,330,000	1,328,451
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.9752% 1/24/25 (b)(c)	1,100,000	1,098,389
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.9976% 3/9/27 (b)(c)	50,000	49,353
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.0085% 9/10/27 (b)(c)	400,000	393,897
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.1907% 10/21/27 (b)(c)	1,000,000	982,767
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4229% 2/24/28 (b)(c)	300,000	299,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.5836% 3/15/24 (b)(c)	600,000	602,431
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.0436% 3/15/28 (b)(c)	1,000,000	1,015,397
6.4003% 8/10/26 (b)	500,000	499,985
Macquarie Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.4336% 6/15/26 (b)(c)(d)	500,000	502,723
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.5069% 3/21/25 (b)(c)(d)	1,400,000	1,411,615
Macquarie Group Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.9551% 10/14/25 (b)(c)(d)	1,160,000	1,152,409
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.1236% 9/23/27 (b)(c)(d)	200,000	196,761
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9247% 1/24/25 (b)(c)	2,190,000	2,186,172
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2561% 2/18/26 (b)(c)	1,000,000	1,001,592
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4155% 4/17/25 (b)(c)	800,000	802,066
State Street Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1563% 8/3/26 (b)(c)	500,000	499,505
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6687% 2/9/24 (b)(c)(d)	1,651,000	1,650,308
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7587% 8/9/24 (b)(c)(d)	1,870,000	1,866,510
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.7122% 1/13/25 (b)(c)(d)	200,000	199,401
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.8875% 5/12/26 (b)(c)(d)	700,000	705,668
		30,085,174
Consumer Finance - 5.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.8932% 9/29/23 (b)(c)	300,000	299,914
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9606% 11/4/26 (b)(c)	950,000	945,070
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0313% 5/3/24 (b)(c)	1,100,000	1,104,425
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.970% 6.2775% 7/28/27 (b)(c)	400,000	398,400
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0675% 2/13/26 (b)(c)	700,000	699,326
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.8866% 12/6/24 (b)(c)	1,700,000	1,681,691
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6597% 5/9/25 (b)(c)	500,000	498,830
John Deere Capital Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 5.9676% 6/8/26 (b)(c)	700,000	703,540
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.4164% 10/11/24 (b)(c)	1,810,000	1,807,296
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.7335% 3/3/26 (b)(c)	500,000	500,581
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.4559% 6/18/24 (b)(c)	1,300,000	1,299,106
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.5617% 1/11/24 (b)(c)	1,000,000	1,000,112
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.1951% 5/18/26 (b)(c)	500,000	502,414
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 5.4795% 9/13/24 (b)(c)	1,200,000	1,198,087
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.5622% 1/13/25 (b)(c)	590,000	588,623
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.8222% 3/22/24 (b)(c)	200,000	200,224
		13,427,639
Financial Services - 1.4%
AIG Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.5736% 12/15/23 (b)(c)(d)	344,000	343,877
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8651% 8/19/24 (b)(c)(d)	1,000,000	986,802
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0029% 5/24/24 (b)(c)(d)	1,000,000	992,706
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 6.5917% 4/11/25 (b)(c)(d)	500,000	493,630
National Rural Utilities Cooperative Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.5815% 10/18/24 (b)(c)	400,000	398,689
		3,215,704
Insurance - 6.8%
Brighthouse Financial Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.9994% 4/12/24 (b)(c)(d)	300,000	297,936
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.5994% 4/12/24 (b)(c)(d)	1,800,000	1,799,582
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.0669% 3/21/25 (b)(c)(d)	1,200,000	1,201,979
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.2428% 7/10/26 (b)(c)(d)	200,000	200,166
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.1069% 3/21/25 (b)(c)(d)	400,000	401,842
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.5471% 1/7/24 (b)(c)(d)	1,964,000	1,964,045
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.5751% 1/14/25 (b)(c)(d)	1,970,000	1,967,152
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6307% 10/21/23 (b)(c)(d)	870,000	870,270
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.610% 5.8807% 4/21/25 (b)(c)(d)	600,000	600,308
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.145% 4/2/26 (b)(c)(d)	600,000	601,089
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.6056% 4/26/24 (b)(c)(d)	880,000	880,256
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.6676% 6/9/26 (b)(c)(d)	200,000	197,595
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9621% 5/2/25 (b)(c)(d)	500,000	500,630
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.5329% 3/25/24 (b)(c)(d)	424,000	423,951
Pacific Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.860% 6.0547% 6/16/25 (b)(c)(d)	1,000,000	1,002,220
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.7997% 6/4/26 (b)(c)(d)	1,360,000	1,341,731
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.6894% 4/12/24 (b)(c)(d)	650,000	650,007
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.1915% 3/28/25 (b)(c)(d)	200,000	200,752
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.2385% 12/11/24 (b)(c)(d)	800,000	803,164
		15,904,675
TOTAL FINANCIALS		164,380,908
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.4387% 12/1/23 (b)(c)	300,000	299,595
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 6.562% 12/15/23 (b)(c)(d)	1,072,000	1,072,631
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 5.882% 9/15/23 (b)(c)	180,000	180,009
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.7485% 3/10/25 (b)(c)(d)	1,400,000	1,407,780
		2,660,420
TOTAL HEALTH CARE		2,960,015
INDUSTRIALS - 2.4%
Industrial Conglomerates - 0.6%
3M Co. CME Term SOFR 3 Month Index + 0.560% 5.9308% 2/14/24 (b)(c)	200,000	200,006
General Electric Co. CME Term SOFR 3 Month Index + 0.640% 6.0115% 5/5/26 (b)(c)	1,200,000	1,199,353
		1,399,359
Machinery - 1.8%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.4595% 9/13/24 (b)(c)	1,890,000	1,888,471
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.7169% 6/13/25 (b)(c)	500,000	500,945
5.7629% 8/11/25 (b)	300,000	300,354
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.8047% 12/14/23 (b)(c)(d)	600,000	600,207
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.9536% 12/13/24 (b)(c)(d)	1,000,000	998,426
		4,288,403
TOTAL INDUSTRIALS		5,687,762
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.6%
Bank of America NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3252% 8/18/26 (b)(c)	1,500,000	1,504,590
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.4668% 10/1/24 (b)(c)	600,000	599,677
TOTAL INFORMATION TECHNOLOGY		2,104,267
MATERIALS - 0.1%
Chemicals - 0.1%
DuPont de Nemours, Inc. CME Term SOFR 3 Month Index + 1.370% 6.7362% 11/15/23 (b)(c)	252,000	252,398
UTILITIES - 3.1%
Electric Utilities - 2.2%
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.6194% 1/12/24 (b)(c)	600,000	600,007
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7113% 11/3/23 (b)(c)	4,050,000	4,051,380
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.0468% 4/1/24 (b)(c)	400,000	400,019
		5,051,406
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9575% 5/13/24 (b)(c)	1,000,000	999,747
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 6.082% 9/15/23 (b)(c)	1,230,000	1,229,999
		2,229,746
TOTAL UTILITIES		7,281,152
TOTAL NONCONVERTIBLE BONDS (Cost $202,026,908)		202,169,353

U.S. Treasury Obligations - 11.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 5.375% 2/15/31	1,100,000	1,184,949
U.S. Treasury Notes:
0.875% 11/15/30	1,730,000	1,384,811
1.125% 2/15/31	3,758,000	3,053,228
1.25% 8/15/31	940,000	759,050
1.375% 11/15/31	4,790,000	3,881,958
1.625% 5/15/31	3,260,000	2,730,632
1.875% 2/15/32	1,900,000	1,596,600
2.75% 8/15/32	2,950,000	2,647,971
2.875% 5/15/32	3,100,000	2,817,246
3.375% 5/15/33	3,600,000	3,391,313
3.5% 2/15/33	2,700,000	2,571,328
3.875% 8/15/33	400,000	392,875
4.125% 11/15/32	1,300,000	1,299,391
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,066,514)		27,711,352

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e) (Cost $12,007,431)	12,005,030	12,007,431

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $244,100,853)	241,888,136
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(7,173,966)
NET ASSETS - 100.0%	234,714,170

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,541,652 or 25.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	309,001	100,708,688	89,010,258	264,894	-	-	12,007,431	0.0%
Total	309,001	100,708,688	89,010,258	264,894	-	-	12,007,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	202,169,353	-	202,169,353	-

U.S. Government and Government Agency Obligations	27,711,352	-	27,711,352	-

Money Market Funds	12,007,431	12,007,431	-	-
Total Investments in Securities:	241,888,136	12,007,431	229,880,705	-
Fidelity® Low Duration Bond Factor ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $232,093,422)	$229,880,705
Fidelity Central Funds (cost $12,007,431)	12,007,431

Total Investment in Securities (cost $244,100,853)		$241,888,136
Cash		133,294
Receivable for investments sold		1,901,663
Interest receivable		1,742,375
Distributions receivable from Fidelity Central Funds		37,592
Receivable from investment adviser for expense reductions		679
Total assets		245,703,739
Liabilities
Payable for investments purchased	$9,834,182
Distributions payable	1,119,825
Accrued management fee	28,606
Other payables and accrued expenses	6,956
Total Liabilities		10,989,569
Net Assets		$234,714,170
Net Assets consist of:
Paid in capital		$239,941,845
Total accumulated earnings (loss)		(5,227,675)
Net Assets		$234,714,170
Net Asset Value, offering price and redemption price per share ($234,714,170 ÷ 4,725,000 shares)		$49.67

Statement of Operations
		Year ended August 31, 2023
Investment Income
Interest		$9,929,392
Income from Fidelity Central Funds		264,894
Total Income		10,194,286
Expenses
Management fee	$313,479
Independent trustees' fees and expenses	701
Miscellaneous	6,955
Total expenses before reductions	321,135
Expense reductions	(3,441)
Total expenses after reductions		317,694
Net Investment income (loss)		9,876,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,462,909)
Total net realized gain (loss)		(1,462,909)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,524,109
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		1,524,108
Net gain (loss)		61,199
Net increase (decrease) in net assets resulting from operations		$9,937,791
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,876,592	$2,238,959
Net realized gain (loss)	(1,462,909)	(1,292,347)
Change in net unrealized appreciation (depreciation)	1,524,108	(4,482,075)
Net increase (decrease) in net assets resulting from operations	9,937,791	(3,535,463)
Distributions to shareholders	(9,884,875)	(2,181,925)

Share transactions
Proceeds from sales of shares	34,828,301	23,710,915
Cost of shares redeemed	(7,418,736)	(46,184,173)

Net increase (decrease) in net assets resulting from share transactions	27,409,565	(22,473,258)
Total increase (decrease) in net assets	27,462,481	(28,190,646)

Net Assets
Beginning of period	207,251,689	235,442,335
End of period	$234,714,170	$207,251,689

Other Information
Shares
Sold	700,000	475,000
Redeemed	(150,000)	(925,000)
Net increase (decrease)	550,000	(450,000)

Financial Highlights
Fidelity® Low Duration Bond Factor ETF

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$49.64	$50.91	$50.99	$50.71	$50.10
Income from Investment Operations
Net investment income (loss) A,B	2.344	.495	.275	.913	1.479
Net realized and unrealized gain (loss)	.015	(1.278)	(.085)	.325	.469
Total from investment operations	2.359	(.783)	.190	1.238	1.948
Distributions from net investment income	(2.329)	(.487)	(.270)	(.958)	(1.338)
Total distributions	(2.329)	(.487)	(.270)	(.958)	(1.338)
Net asset value, end of period	$49.67	$49.64	$50.91	$50.99	$50.71
Total Return C,D	4.87%	(1.53)%	.36%	2.48%	3.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.15%	.15%	.15%	.15%	.15%
Expenses net of all reductions	.15%	.15%	.15%	.15%	.15%
Net investment income (loss)	4.72%	.99%	.54%	1.81%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$234,714	$207,252	$235,442	$191,216	$109,024
Portfolio turnover rate G	47%	45%	40%	43% H	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CBased on net asset value.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Tactical Bond ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Tactical Bond ETF will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Bond ETF - NAV, on January 24, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Tactical Bond ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Jeffrey Moore, Michael Plage and Benjamin Harrison:
From the exchange-traded fund's inception date on January 24, 2023, to the end of the fiscal year on August 31, 2023, the ETF posted a return, net of fees, of -0.82%, versus -1.69% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. The ETF's market price returned -0.76% for the same period. Credit generally performed well this period, continuing to gain in the economy's post-COVID recovery, while favorable supply/demand trends and low issuer default rates continued to result in tighter corporate bond spreads. Relative to the index, the fund particularly benefited from its overweight exposure to high-yield bonds, which benefited from their reduced sensitivity to rising Treasury rates. Exposure to AAA-rated collateralized loan obligations, or CLOs, also outperformed, given the inverted yield curve - meaning shorter-term bonds were offering higher yields than longer-term issues - and narrowing credit spreads. In contrast, security selection among high-yield bonds was modestly negative, as was allocation to certain underperforming international corporate bond holdings.
Note to shareholders:
On June 8, 2023, Benjamin Harrison assumed co-management responsibilities for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Tactical Bond ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 1.5%
Forward foreign currency contracts - (8.6)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Tactical Bond ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Corporate Bonds - 40.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
2.375% 3/15/24		5,000	4,725
3.375% 8/15/26		25,000	15,125
			19,850
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		7,000	4,445

TOTAL CONVERTIBLE BONDS			24,295
Nonconvertible Bonds - 40.4%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 7/15/29(b)		20,000	14,138
5.5% 1/15/28(b)		15,000	11,241
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		13,000	11,960
Cogent Communications Group, Inc. 7% 6/15/27 (b)		8,000	7,766
Frontier Communications Holdings LLC 6% 1/15/30 (b)		3,000	2,216
Level 3 Financing, Inc.:
4.625% 9/15/27(b)		21,000	15,793
10.5% 5/15/30(b)		1,000	1,016
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		9,000	8,341
Telecom Italia SpA 5.303% 5/30/24 (b)		16,000	15,792
Windstream Escrow LLC 7.75% 8/15/28 (b)		5,000	4,054
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		14,000	10,492
			102,809
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		3,000	2,475

Media - 2.4%
Altice Financing SA 5.75% 8/15/29 (b)		10,000	7,922
Altice France Holding SA 6% 2/15/28 (b)		12,000	5,250
Cable One, Inc. 4% 11/15/30 (b)		6,000	4,680
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)		12,000	10,094
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		220,000	136,714
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		16,000	14,330
7.5% 6/1/29(b)		3,000	2,236
CSC Holdings LLC 5.5% 4/15/27 (b)		16,000	13,814
DISH DBS Corp. 5.75% 12/1/28 (b)		6,000	4,658
DISH Network Corp. 11.75% 11/15/27 (b)		10,000	10,146
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		16,000	12,470
6.5% 9/15/28(b)		3,000	1,620
Sirius XM Radio, Inc.:
4.125% 7/1/30(b)		90,000	73,371
5% 8/1/27(b)		10,000	9,246
TEGNA, Inc. 4.75% 3/15/26 (b)		9,000	8,575
Univision Communications, Inc.:
4.5% 5/1/29(b)		12,000	10,329
8% 8/15/28(b)		5,000	4,997
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		17,000	14,354
			344,806
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA 4.5% 4/27/31 (b)		210,000	164,921

TOTAL COMMUNICATION SERVICES			615,011

CONSUMER DISCRETIONARY - 4.5%
Automobile Components - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		5,000	4,987
Hertz Corp. 5% 12/1/29 (b)		1,000	822
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	5,105
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		5,000	3,189
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	96,101
ZF North America Capital, Inc. 7.125% 4/14/30 (b)		5,000	5,065
			115,269
Automobiles - 0.1%
Ford Motor Co. 5.291% 12/8/46		10,000	7,853
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)		2,000	1,993
			9,846
Broadline Retail - 0.1%
Cmg Media Corp. 8.875% 12/15/27 (b)		8,000	6,284
Match Group Holdings II LLC 3.625% 10/1/31 (b)		10,000	8,152
			14,436
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		5,000	5,022

Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		31,000	30,046
Service Corp. International 5.125% 6/1/29		16,000	15,060
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		5,000	4,637
			49,743
Hotels, Restaurants & Leisure - 1.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		18,000	15,249
Aramark Services, Inc. 5% 2/1/28 (b)		12,000	11,195
Boyd Gaming Corp. 4.75% 6/15/31 (b)		12,000	10,569
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)		16,000	16,245
Carnival Corp. 10.5% 6/1/30 (b)		12,000	12,782
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		5,000	4,175
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		17,000	14,706
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		15,000	14,888
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		8,000	6,690
Life Time, Inc. 8% 4/15/26 (b)		5,000	4,963
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		1,000	966
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	4,944
Melco Resorts Finance Ltd. 5.375% 12/4/29 (b)		7,000	5,846
MGM Resorts International 4.75% 10/15/28		17,000	15,428
NCL Corp. Ltd. 5.875% 2/15/27 (b)		26,000	25,186
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		18,000	16,938
7.25% 1/15/30(b)		5,000	5,076
Scientific Games Corp. 7.5% 9/1/31 (b)		5,000	5,070
Station Casinos LLC 4.5% 2/15/28 (b)		9,000	8,055
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,166
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		16,000	15,144
Yum! Brands, Inc.:
3.625% 3/15/31		9,000	7,632
4.625% 1/31/32		5,000	4,474
			231,387
Household Durables - 1.1%
Newell Brands, Inc. 5.875% 4/1/36 (e)		5,000	4,444
Tempur Sealy International, Inc. 4% 4/15/29 (b)		5,000	4,295
Toll Brothers Finance Corp. 4.875% 3/15/27		150,000	145,605
			154,344
Leisure Products - 0.0%
Mattel, Inc. 5.45% 11/1/41		5,000	4,304

Specialty Retail - 0.3%
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		15,000	14,630
Carvana Co. 4.875% 9/1/29 (b)		21,000	12,533
LBM Acquisition LLC 6.25% 1/15/29 (b)		7,000	6,108
LCM Investments Holdings 8.25% 8/1/31 (b)		5,000	5,003
Michaels Companies, Inc. 7.875% 5/1/29 (b)		7,000	4,852
Victoria's Secret & Co. 4.625% 7/15/29 (b)		3,000	2,172
			45,298
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,133
Tapestry, Inc. 3.05% 3/15/32		10,000	7,693
The William Carter Co. 5.625% 3/15/27 (b)		5,000	4,847
Wolverine World Wide, Inc. 4% 8/15/29 (b)		7,000	5,243
			24,916
TOTAL CONSUMER DISCRETIONARY			654,565

CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		14,000	11,901

Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)		17,000	14,705
C&S Group Enterprises LLC 5% 12/15/28 (b)		14,000	10,803
Performance Food Group, Inc. 5.5% 10/15/27 (b)		16,000	15,407
			40,915
Food Products - 0.2%
Darling Ingredients, Inc. 6% 6/15/30 (b)		8,000	7,819
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		5,000	4,340
Post Holdings, Inc. 4.625% 4/15/30 (b)		17,000	15,062
TreeHouse Foods, Inc. 4% 9/1/28		13,000	11,127
			38,348
TOTAL CONSUMER STAPLES			91,164

ENERGY - 7.0%
Energy Equipment & Services - 0.2%
CGG SA 8.75% 4/1/27 (b)		7,000	6,024
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		5,000	5,125
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		16,500	16,398
Transocean, Inc. 8% 2/1/27 (b)		5,000	4,878
Valaris Ltd. 8.375% 4/30/30 (b)		5,000	5,093
			37,518
Oil, Gas & Consumable Fuels - 6.8%
Buckeye Partners LP 3.95% 12/1/26		12,000	11,068
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		5,000	4,970
Centennial Resource Production LLC 5.875% 7/1/29 (b)		7,000	6,720
Citgo Petroleum Corp. 6.375% 6/15/26 (b)		6,000	5,859
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,000	2,017
6.036% 11/15/33(b)		6,000	6,062
6.497% 8/15/43(b)		2,000	2,027
6.544% 11/15/53(b)		2,000	2,044
6.714% 8/15/63(b)		2,000	2,044
Comstock Resources, Inc. 6.75% 3/1/29 (b)		12,000	11,228
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		38,000	37,305
CVR Energy, Inc. 5.75% 2/15/28 (b)		16,000	14,565
Delek Logistics Partners LP 7.125% 6/1/28 (b)		9,000	8,366
EG Global Finance PLC:
6.75% 2/7/25(b)		26,000	25,618
8.5% 10/30/25(b)		5,000	4,950
EnLink Midstream LLC 6.5% 9/1/30 (b)		10,000	10,026
EQM Midstream Partners LP 6.5% 7/1/27 (b)		5,000	4,968
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		18,000	17,010
Golar LNG Ltd. 7% 10/20/25 (b)		5,000	4,920
Harvest Midstream I LP 7.5% 9/1/28 (b)		10,000	10,022
Hess Midstream Partners LP 4.25% 2/15/30 (b)		17,000	14,945
Hilcorp Energy I LP/Hilcorp Finance Co. 6% 4/15/30 (b)		12,000	11,156
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		5,000	4,690
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		7,000	7,249
Kinder Morgan, Inc. 3.6% 2/15/51		200,000	134,406
MEG Energy Corp. 7.125% 2/1/27 (b)		15,000	15,189
MPLX LP:
5% 3/1/33		50,000	47,196
5.65% 3/1/53		50,000	45,304
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		60,000	55,771
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		12,000	11,947
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)		5,000	5,108
Occidental Petroleum Corp. 8.875% 7/15/30		27,000	30,954
Parkland Corp.:
4.5% 10/1/29(b)		2,000	1,762
4.625% 5/1/30(b)		10,000	8,816
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		4,000	3,784
7.875% 9/15/30(b)		8,000	7,960
Petroleos Mexicanos 7.69% 1/23/50		200,000	133,160
Range Resources Corp. 4.875% 5/15/25		15,000	14,663
SM Energy Co. 6.625% 1/15/27		15,000	14,813
Southwestern Energy Co. 4.75% 2/1/32		20,000	17,717
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		17,000	15,374
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30(b)		26,000	23,259
6% 9/1/31(b)		15,000	13,322
Targa Resources Corp. 4.2% 2/1/33		160,000	141,081
Western Gas Partners LP 5.3% 3/1/48		9,000	7,377
			978,792
TOTAL ENERGY			1,016,310

FINANCIALS - 10.1%
Banks - 5.2%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	100,369
Bank of America Corp. 2.299% 7/21/32 (c)		90,000	70,979
BNP Paribas SA 0.5% 1/19/30 (Reg. S) (c)	EUR	100,000	87,998
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	200,000	188,227
HSBC Holdings PLC 3% 7/22/28 (c)	GBP	100,000	111,660
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		200,000	191,861
Western Alliance Bancorp. 3% 6/15/31 (c)		3,000	2,373
			753,467
Capital Markets - 0.9%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		6,000	4,039
Hightower Holding LLC 6.75% 4/15/29 (b)		8,000	6,963
MSCI, Inc. 4% 11/15/29 (b)		9,000	8,097
UBS Group AG 2.125% 11/15/29 (Reg. S) (c)	GBP	100,000	104,234
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (b)		9,000	7,380
			130,713
Consumer Finance - 1.9%
Capital One Financial Corp.:
5.468% 2/1/29(c)		9,000	8,731
5.817% 2/1/34(c)		15,000	14,248
Ford Motor Credit Co. LLC:
3.375% 11/13/25		200,000	186,457
4% 11/13/30		52,000	44,000
OneMain Finance Corp. 6.875% 3/15/25		22,000	21,889
			275,325
Financial Services - 1.0%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,843
Blackstone Private Credit Fund 4.7% 3/24/25		80,000	77,762
Block, Inc. 3.5% 6/1/31		10,000	8,200
GGAM Finance Ltd.:
7.75% 5/15/26(b)		10,000	10,000
8% 6/15/28(b)		1,000	1,014
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27		40,000	35,100
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		2,000	1,763
			138,682
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (b)		18,000	15,637
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(b)		16,000	14,527
6.75% 10/15/27(b)		12,000	11,343
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (c)	EUR	100,000	96,268
HUB International Ltd. 7% 5/1/26 (b)		15,000	14,972
USI, Inc. 6.875% 5/1/25 (b)		12,000	11,981
			164,728
TOTAL FINANCIALS			1,462,915

HEALTH CARE - 2.1%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		11,000	5,280
Grifols SA 4.75% 10/15/28 (b)		5,000	4,387
			9,667
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		9,000	8,355

Health Care Providers & Services - 1.7%
Cano Health, Inc. 6.25% 10/1/28 (b)		3,000	1,020
Centene Corp.:
3.375% 2/15/30		17,000	14,549
4.625% 12/15/29		80,000	73,560
Community Health Systems, Inc.:
4.75% 2/15/31(b)		46,000	34,270
6.125% 4/1/30(b)		29,000	16,688
6.875% 4/15/29(b)		5,000	3,067
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		18,000	15,440
HCA Holdings, Inc. 3.5% 9/1/30		17,000	14,848
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		9,000	7,679
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		5,000	4,560
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		2,000	1,870
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		4,000	2,765
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		7,000	5,392
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		11,000	10,945
Tenet Healthcare Corp. 4.875% 1/1/26		37,000	35,867
			242,520
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		16,000	13,896

Pharmaceuticals - 0.2%
1375209 BC Ltd. 9% 1/30/28 (b)		5,000	5,006
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		5,000	4,506
9% 12/15/25(b)		1,000	915
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)		16,000	14,479
			24,906
TOTAL HEALTH CARE			299,344

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.5%
Bombardier, Inc. 7.125% 6/15/26 (b)		15,000	14,748
Howmet Aerospace, Inc. 5.95% 2/1/37		11,000	10,829
Moog, Inc. 4.25% 12/15/27 (b)		5,000	4,550
TransDigm, Inc. 7.5% 3/15/27		35,000	35,068
			65,195
Air Freight & Logistics - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		5,000	4,930
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		7,000	6,300
Rand Parent LLC 8.5% 2/15/30 (b)		13,000	12,376
			23,606
Building Products - 0.1%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		11,000	10,835
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		3,000	2,808
			13,643
Commercial Services & Supplies - 0.7%
ADT Corp. 4.125% 8/1/29 (b)		17,000	14,838
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		13,000	11,940
APX Group, Inc. 6.75% 2/15/27 (b)		6,000	5,830
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		10,000	10,313
Cimpress PLC 7% 6/15/26		1,000	938
CoreCivic, Inc. 8.25% 4/15/26		15,000	15,060
Covanta Holding Corp. 4.875% 12/1/29 (b)		5,000	4,300
Madison IAQ LLC 4.125% 6/30/28 (b)		17,000	15,040
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,669
PowerTeam Services LLC 9.033% 12/4/25 (b)		7,000	6,513
Stericycle, Inc. 3.875% 1/15/29 (b)		7,000	6,095
The GEO Group, Inc. 6% 4/15/26		8,000	7,240
			102,776
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		23,000	22,067
Pike Corp. 5.5% 9/1/28 (b)		7,000	6,299
Railworks Holdings LP 8.25% 11/15/28 (b)		7,000	6,685
SRS Distribution, Inc. 4.625% 7/1/28 (b)		7,000	6,230
			41,281
Electrical Equipment - 0.1%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	4,875
Regal Rexnord Corp. 6.3% 2/15/30 (b)		5,000	4,978
Sensata Technologies BV 4% 4/15/29 (b)		5,000	4,391
			14,244
Ground Transportation - 0.9%
Mobico Group PLC 2.375% 11/20/28 (Reg. S)	GBP	100,000	105,301
Uber Technologies, Inc. 4.5% 8/15/29 (b)		27,000	24,722
XPO, Inc. 6.25% 6/1/28 (b)		5,000	4,899
			134,922
Machinery - 0.1%
Vertical Holdco GmbH 7.625% 7/15/28 (b)		5,000	4,634
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		5,000	4,687
			9,321
Marine Transportation - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		6,000	5,801
Seaspan Corp. 5.5% 8/1/29 (b)		12,000	9,327
			15,128
Passenger Airlines - 0.0%
American Airlines, Inc. 7.25% 2/15/28 (b)		5,000	4,912

Professional Services - 0.2%
ASGN, Inc. 4.625% 5/15/28 (b)		11,000	9,886
CoreLogic, Inc. 4.5% 5/1/28 (b)		10,000	8,175
TriNet Group, Inc. 7.125% 8/15/31 (b)		5,000	5,028
			23,089
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	4,939

Transportation Infrastructure - 0.7%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	100,000	105,836

TOTAL INDUSTRIALS			558,892

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		13,000	9,661
HTA Group Ltd. 7% 12/18/25 (b)		10,000	9,450
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,000	1,787
			20,898
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		16,000	14,211
TTM Technologies, Inc. 4% 3/1/29 (b)		5,000	4,343
			18,554
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		5,000	4,050
Virtusa Corp. 7.125% 12/15/28 (b)		3,000	2,456
			6,506
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (b)		17,000	15,499

Software - 1.2%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		20,000	18,400
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		17,000	14,825
Cloud Software Group, Inc. 9% 9/30/29 (b)		15,000	13,408
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		5,000	5,033
Fair Isaac Corp. 4% 6/15/28 (b)		5,000	4,572
McAfee Corp. 7.375% 2/15/30 (b)		3,000	2,625
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,581
Open Text Corp. 3.875% 12/1/29 (b)		24,000	20,353
Oracle Corp. 3.85% 4/1/60		100,000	67,962
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		16,000	15,403
			166,162
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		5,000	4,428
8.25% 12/15/29(b)		5,000	5,245
			9,673
TOTAL INFORMATION TECHNOLOGY			237,292

MATERIALS - 2.4%
Chemicals - 0.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		6,000	5,647
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		5,000	3,650
LSB Industries, Inc. 6.25% 10/15/28 (b)		10,000	9,146
Methanex Corp. 5.125% 10/15/27		16,000	15,008
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		12,000	10,669
Nufarm Australia Ltd. 5% 1/27/30 (b)		9,000	8,005
Olin Corp. 5% 2/1/30		16,000	14,651
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		18,000	14,778
6.25% 10/1/29(b)		6,000	4,830
9.75% 11/15/28(b)		2,000	2,015
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		2,000	1,800
6.625% 5/1/29(b)		6,000	5,295
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		4,000	3,744
The Chemours Co. LLC 5.75% 11/15/28 (b)		19,000	17,068
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		6,000	5,596
7.375% 3/1/31(b)		5,000	4,924
			126,826
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		5,000	4,875

Containers & Packaging - 0.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)		8,000	6,430
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		2,000	1,626
6% 6/15/27(b)		2,000	1,950
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		6,000	5,605
5.25% 8/15/27(b)		2,000	1,701
5.25% 8/15/27(b)		9,000	7,656
Ball Corp. 6% 6/15/29		5,000	4,926
BWAY Holding Co. 7.875% 8/15/26 (b)		5,000	4,924
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		35,000	33,304
8.75% 4/15/30(b)		5,000	4,522
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		8,000	7,714
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		2,000	1,744
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		5,000	5,045
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		5,000	4,913
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		16,000	15,092
8.5% 8/15/27(b)		11,000	10,434
			117,586
Metals & Mining - 0.6%
Arsenal AIC Parent LLC 8% 10/1/30 (b)		5,000	5,106
ATI, Inc. 7.25% 8/15/30		5,000	5,051
ERO Copper Corp. 6.5% 2/15/30 (b)		9,000	7,817
First Quantum Minerals Ltd. 6.875% 3/1/26 (b)		24,000	23,452
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		13,000	11,994
Kaiser Aluminum Corp. 4.5% 6/1/31 (b)		5,000	4,040
Mineral Resources Ltd. 8% 11/1/27 (b)		14,000	13,951
Novelis Corp. 3.875% 8/15/31 (b)		18,000	14,903
PMHC II, Inc. 9% 2/15/30 (b)		5,000	4,124
			90,438
Paper & Forest Products - 0.1%
LABL, Inc. 10.5% 7/15/27 (b)		7,000	6,700
SPA Holdings 3 OY 4.875% 2/4/28 (b)		5,000	4,152
			10,852
TOTAL MATERIALS			350,577

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		42,000	27,274
5% 10/15/27		12,000	9,480
5.25% 8/1/26		1,000	850
Omega Healthcare Investors, Inc. 3.25% 4/15/33		4,000	2,985
Piedmont Operating Partnership LP 9.25% 7/20/28		15,000	15,342
SBA Communications Corp. 3.875% 2/15/27		25,000	23,114
Service Properties Trust 4.95% 2/15/27		10,000	8,655
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		44,000	37,089
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)		33,000	28,894
			153,683
Real Estate Management & Development - 0.6%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	100,000	84,954
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,050
Howard Hughes Corp. 4.375% 2/1/31 (b)		6,000	4,782
			94,786
TOTAL REAL ESTATE			248,469

UTILITIES - 2.1%
Electric Utilities - 2.1%
DPL, Inc. 4.35% 4/15/29		160,000	137,801
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (c)	EUR	100,000	87,426
FirstEnergy Corp. 4.15% 7/15/27		5,000	4,716
NRG Energy, Inc. 5.25% 6/15/29 (b)		17,000	15,302
PG&E Corp.:
5% 7/1/28		38,000	34,956
5.25% 7/1/30		5,000	4,442
Vistra Operations Co. LLC 5% 7/31/27 (b)		16,000	15,048
			299,691
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		5,000	4,458
Sunnova Energy Corp. 5.875% 9/1/26 (b)		5,000	4,400
			8,858
TOTAL UTILITIES			308,549

TOTAL NONCONVERTIBLE BONDS			5,843,088
TOTAL CORPORATE BONDS (Cost $6,017,884)			5,867,383

U.S. Treasury Obligations - 40.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	1,882,000	1,695,564
4.375% 2/15/38	195,000	199,631
U.S. Treasury Notes:
3.5% 1/31/30	700,000	671,480
3.5% 2/15/33	200,000	190,469
3.625% 3/31/28	540,000	524,939
3.625% 3/31/30	610,000	589,222
4.125% 11/15/32	2,010,000	2,009,055
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,187,536)		5,880,360

Asset-Backed Securities - 0.7%
	Principal Amount (a)	Value ($)
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b) (Cost $111,671)	118,125	108,738

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2022-IND Class C, CME Term SOFR 1 Month Index + 2.290% 7.6005% 4/15/37 (b)(c)(d)	96,256	93,609
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	78,023
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $175,188)		171,632

Foreign Government and Government Agency Obligations - 5.8%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		200,000	166,974
10% 1/1/27	BRL	400,000	79,747
10% 1/1/33	BRL	400,000	75,621
Dominican Republic 6% 2/22/33 (b)		240,000	221,261
German Federal Republic 1% 5/15/38(Reg. S)	EUR	5,000	4,367
Japan Government 0.6% 12/20/23	JPY	20,000,000	137,760
United Mexican States:
7.75% 5/29/31	MXN	1,405,000	75,076
7.75% 11/13/42	MXN	1,492,000	74,557
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $841,468)			835,363

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.4%
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/5/28 (c)(d)(f)	4,987	4,967
Diversified Consumer Services - 0.1%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (c)(d)(f)	10,987	9,174
Hotels, Restaurants & Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4285% 7/21/28 (c)(d)(f)	11,970	11,865
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (c)(d)(f)	8,981	8,852
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8/1/30 (d)(f)(g)	5,000	5,009
		25,726
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(f)	4,987	4,937
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 12/18/27 (c)(d)(f)	9,975	9,692
TOTAL CONSUMER DISCRETIONARY		54,496
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4311% 11/23/27 (c)(d)(f)	9,975	6,234
INDUSTRIALS - 0.2%
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (c)(d)(f)	9,987	8,527
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 12/21/28 (c)(d)(f)	753	753
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 5.9018% 12/21/28 (c)(d)(f)(h)	247	247
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (c)(d)(f)	5,000	4,824
		5,824
Construction & Engineering - 0.1%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(f)(i)	8,710	8,416
TOTAL INDUSTRIALS		22,767
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1811% 12/10/29 (c)(d)(f)	5,000	4,265
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 12/10/28 (c)(d)(f)	4,987	4,790
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (c)(d)(f)	8,000	7,988
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (c)(d)(f)	8,975	8,963
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (c)(d)(f)	4,987	4,982
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (c)(d)(f)	2,000	1,986
		32,974
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2535% 11/9/28 (c)(d)(f)	2,000	1,969
TOTAL BANK LOAN OBLIGATIONS (Cost $117,957)		118,440

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(j)	13,000	12,019
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 9.6184% (c)(d)(j)	5,000	4,541
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (c)(d)(j)	5,000	4,610
		21,170
FINANCIALS - 1.2%
Banks - 1.1%
Bank of America Corp. 5.875% (c)(j)	5,000	4,750
Bank of Nova Scotia 4.9% (c)(j)	150,000	140,119
JPMorgan Chase & Co. 4.6% (c)(j)	5,000	4,710
Wells Fargo & Co. 5.9% (c)(j)	4,000	4,009
		153,588
Capital Markets - 0.1%
Charles Schwab Corp. 5.375% (c)(j)	10,000	9,784
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(j)	12,000	8,455
TOTAL FINANCIALS		171,827
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	7,000	6,920
Air Lease Corp. 4.125% (c)(j)	2,000	1,459
Aircastle Ltd. 5.25% (b)(c)(j)	4,000	3,197
		11,576
TOTAL PREFERRED SECURITIES (Cost $211,850)		204,573

Money Market Funds - 7.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (k) (Cost $1,113,145)	1,112,923	1,113,145

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $14,776,699)	14,299,634
NET OTHER ASSETS (LIABILITIES) - 1.2%	169,190
NET ASSETS - 100.0%	14,468,824

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Schatz Contracts (Germany)	1	Dec 2023	114,377	298	298

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Dec 2023	106,922	741	741
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Dec 2023	121,688	1,732	1,732

TOTAL TREASURY CONTRACTS					2,473

TOTAL PURCHASED					2,771

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Dec 2023	121,068	(2,421)	(2,421)

TOTAL FUTURES CONTRACTS					350
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,000	USD	4,380	BNP Paribas S.A.	9/15/23	(41)
EUR	3,000	USD	3,300	Bank of America, N.A.	9/15/23	(46)
EUR	4,000	USD	4,344	Brown Brothers Harriman & Co	9/15/23	(5)
EUR	3,000	USD	3,282	Canadian Imperial Bk. of Comm.	9/15/23	(28)
GBP	2,000	USD	2,522	Brown Brothers Harriman & Co	9/15/23	12
GBP	2,000	USD	2,546	JPMorgan Chase Bank, N.A.	9/15/23	(12)
GBP	2,000	USD	2,551	Royal Bank of Canada	9/15/23	(17)
USD	775,084	EUR	705,000	Bank of America, N.A.	9/15/23	10,249
USD	3,375	EUR	3,000	Bank of America, N.A.	9/15/23	120
USD	2,215	EUR	2,000	Canadian Imperial Bk. of Comm.	9/15/23	45
USD	3,314	EUR	3,000	Canadian Imperial Bk. of Comm.	9/15/23	60
USD	3,278	EUR	3,000	Citibank, N. A.	9/15/23	23
USD	2,172	EUR	2,000	JPMorgan Chase Bank, N.A.	9/15/23	3
USD	3,316	EUR	3,000	JPMorgan Chase Bank, N.A.	9/15/23	61
USD	4,379	EUR	4,000	JPMorgan Chase Bank, N.A.	9/15/23	40
USD	468,153	GBP	365,000	BNP Paribas S.A.	9/15/23	5,749
USD	2,622	GBP	2,000	BNP Paribas S.A.	9/15/23	88
USD	2,550	GBP	2,000	BNP Paribas S.A.	9/15/23	16
USD	3,933	GBP	3,000	Bank of America, N.A.	9/15/23	132
USD	3,817	GBP	3,000	JPMorgan Chase Bank, N.A.	9/15/23	16

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						16,465
Unrealized Appreciation						16,614
Unrealized Depreciation						(149)

For the period, the average contract value for forward foreign currency contracts was $1,324,159. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,096,181 or 21.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $160 and $161, respectively.
(i)	Level 3 security
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	5,214,836	4,101,691	53,071	-	-	1,113,145	0.0%
Total	-	5,214,836	4,101,691	53,071	-	-	1,113,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	5,867,383	-	5,867,383	-

U.S. Government and Government Agency Obligations	5,880,360	-	5,880,360	-

Asset-Backed Securities	108,738	-	108,738	-

Commercial Mortgage Securities	171,632	-	171,632	-

Foreign Government and Government Agency Obligations	835,363	-	835,363	-

Bank Loan Obligations	118,440	-	110,024	8,416

Preferred Securities	204,573	-	204,573	-

Money Market Funds	1,113,145	1,113,145	-	-
Total Investments in Securities:	14,299,634	1,113,145	13,178,073	8,416
Derivative Instruments:

Assets
Futures Contracts	2,771	2,771	-	-
Forward Foreign Currency Contracts	16,614	-	16,614	-
Total Assets	19,385	2,771	16,614	-

Liabilities
Futures Contracts	(2,421)	(2,421)	-	-
Forward Foreign Currency Contracts	(149)	-	(149)	-
Total Liabilities	(2,570)	(2,421)	(149)	-
Total Derivative Instruments:	16,815	350	16,465	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	16,614	(149)
Total Foreign Exchange Risk	16,614	(149)
Interest Rate Risk
Futures Contracts (b)	2,771	(2,421)
Total Interest Rate Risk	2,771	(2,421)
Total Value of Derivatives	19,385	(2,570)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Tactical Bond ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,663,554)	$13,186,489
Fidelity Central Funds (cost $1,113,145)	1,113,145

Total Investment in Securities (cost $14,776,699)		$14,299,634
Segregated cash with brokers for derivative instruments		12,847
Cash		8,189
Foreign currency held at value (cost $55,369)		54,853
Receivable for investments sold		36,894
Unrealized appreciation on forward foreign currency contracts		16,614
Interest receivable		140,140
Distributions receivable from Fidelity Central Funds		5,234
Total assets		14,574,405
Liabilities
Payable for investments purchased	$38,706
Unrealized depreciation on forward foreign currency contracts	149
Distributions payable	58,500
Accrued management fee	6,611
Payable for daily variation margin on futures contracts	1,487
Other payables and accrued expenses	128
Total Liabilities		105,581
Net Assets		$14,468,824
Net Assets consist of:
Paid in capital		$15,043,762
Total accumulated earnings (loss)		(574,938)
Net Assets		$14,468,824
Net Asset Value, offering price and redemption price per share ($14,468,824 ÷ 300,000 shares)		$48.23

Statement of Operations
		For the period January 24, 2023 (commencement of operations) through August 31, 2023
Investment Income
Dividends		$4,778
Interest		401,518
Income from Fidelity Central Funds		53,071
Total Income		459,367
Expenses
Management fee	$49,264
Independent trustees' fees and expenses	25
Total expenses before reductions	49,289
Expense reductions	(1,700)
Total expenses after reductions		47,589
Net Investment income (loss)		411,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(99,843)
Forward foreign currency contracts	(15,379)
Foreign currency transactions	5,574
Futures contracts	(8,007)
Total net realized gain (loss)		(117,655)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(477,065)
Forward foreign currency contracts	16,465
Assets and liabilities in foreign currencies	(511)
Futures contracts	350
Total change in net unrealized appreciation (depreciation)		(460,761)
Net gain (loss)		(578,416)
Net increase (decrease) in net assets resulting from operations		$(166,638)
Statement of Changes in Net Assets

For the period January 24, 2023 (commencement of operations) through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$411,778
Net realized gain (loss)	(117,655)
Change in net unrealized appreciation (depreciation)	(460,761)
Net increase (decrease) in net assets resulting from operations	(166,638)
Distributions to shareholders	(408,300)

Share transactions
Proceeds from sales of shares	15,043,762

Net increase (decrease) in net assets resulting from share transactions	15,043,762
Total increase (decrease) in net assets	14,468,824

Net Assets
Beginning of period	-
End of period	$14,468,824

Other Information
Shares
Sold	300,000
Net increase (decrease)	300,000

Financial Highlights
Fidelity® Tactical Bond ETF

Years ended August 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.373
Net realized and unrealized gain (loss)	(1.782)
Total from investment operations	(.409)
Distributions from net investment income	(1.361)
Total distributions	(1.361)
Net asset value, end of period	$48.23
Total Return D,E,F	(.82)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I
Expenses net of fee waivers, if any	.55% I
Expenses net of all reductions	.54% I
Net investment income (loss)	4.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,469
Portfolio turnover rate J	46% I

AFor the period January 24, 2023 (commencement of operations) through August 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Total Bond ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Life of Fund
Fidelity® Total Bond ETF - NAV A	0.20%	1.44%	1.80%
Fidelity® Total Bond ETF - Market Price B	0.49%	1.44%	1.75%
Bloomberg U.S. Aggregate Bond Index A	-1.19%	0.49%	1.06%
Bloomberg U.S. Universal Bond Index A	-0.39%	0.74%	1.33%

A   From October 6, 2014

B  From October 9, 2014, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond ETF - NAV, on October 6, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Total Bond ETF
Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Celso Muñoz and Ford O'Neil:
For the fiscal year ending August 31, 2023, the exchange traded fund's net asset value gained 0.20%, net of fees, versus -1.19% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. The ETF's market price gained 0.49%. Allocations to "plus" sectors - including high-yield bonds, leveraged loans and emerging markets debt - notably boosted relative performance given that these segments outperformed the benchmark. The fund had a shorter duration (less interest rate sensitivity), which also helped lift the relative result, given the steep rise in rates the past 12 months. An overweight in asset-backed securities, including collateralized loan obligations and loans backed by airline leases, provided another performance advantage. Among investment-grade securities, sector allocation was a meaningful contributor, led by an overweight to corporate credit, which bested the benchmark, and an underweight to mortgage-backed securities, which trailed it. Among corporate bonds, security selection was helpful as well. Individual standouts included AB InBev and Warner Bros. Discovery in the industrials segment and UBS in the financials segment. In contrast, an underweight in the industrials segment overall, and in technology specifically, detracted from the fund's performance versus the benchmark. Holdings in real estate investment trusts Brandywine Realty Trust and Hudson Pacific Properties also crimped the relative result.

Note to shareholders: On October 1, 2022, Matthew Torchia assumed co-management responsibilities for the fund's real estate high income sleeve.
On October 1, 2022, Franco Castagliuolo assumed co-management responsibilities for the fund.
On October 1, 2022, Michael Plage assumed co-management responsibilities for the fund's investment grade sleeve, succeeding Jeff Moore.
On June 8, 2023, Michael Weaver came off of the fund.
On September 1, 2022, the fund's emerging markets sleeve's benchmark changed to a country-capped version of the Bloomberg Emerging Markets Aggregate USD Bond Index, the Bloomberg Emerging Markets Aggregate USD Bond Index - 10% Country Capped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Bond ETF
Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.7)%*
Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.7)%
Futures and Swaps - 2.7%
Forward foreign currency contracts - (1.1)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Total Bond ETF
Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Corporate Bonds - 32.0%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		400,000	378,000
3.375% 8/15/26		2,828,000	1,710,940
			2,088,940
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		623,000	395,605

TOTAL CONVERTIBLE BONDS			2,484,545
Nonconvertible Bonds - 31.9%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(b)		515,000	366,925
5.125% 7/15/29(b)		855,000	604,383
5.5% 1/15/28(b)		1,840,000	1,378,887
5.5% 10/15/29(b)		500,000	359,759
AT&T, Inc.:
2.55% 12/1/33		4,162,000	3,175,715
3.8% 12/1/57		3,772,000	2,543,837
4.3% 2/15/30		315,000	293,695
4.5% 3/9/48		10,000	7,982
5.15% 11/15/46		500,000	439,318
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		453,000	416,760
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		85,000	70,964
5.625% 9/15/28(b)		70,000	53,769
Cogent Communications Group, Inc. 7% 6/15/27 (b)		505,000	490,204
Frontier Communications Holdings LLC:
5% 5/1/28(b)		770,000	659,777
5.875% 10/15/27(b)		580,000	528,265
6.75% 5/1/29(b)		890,000	690,698
8.75% 5/15/30(b)		235,000	228,404
IHS Holding Ltd. 5.625% 11/29/26 (b)		210,000	180,487
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		65,000	38,708
4.25% 7/1/28(b)		390,000	255,706
4.625% 9/15/27(b)		1,000,000	752,035
10.5% 5/15/30(b)		614,000	623,695
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		300,000	187,248
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		1,080,000	1,000,926
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		300,000	254,439
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,300,000	1,203,137
Telecom Italia Capital SA 6% 9/30/34		693,000	575,300
Telecom Italia SpA 5.303% 5/30/24 (b)		210,000	207,273
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		235,000	219,514
Telefonica Emisiones S.A.U. 5.375% 2/2/26	GBP	335,000	418,810
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	182,600
Verizon Communications, Inc.:
2.1% 3/22/28		1,241,000	1,084,499
2.55% 3/21/31		14,065,000	11,578,127
2.987% 10/30/56		1,624,000	970,449
3% 3/22/27		221,000	205,422
4.862% 8/21/46		875,000	770,028
5.012% 4/15/49		38,000	34,081
Virgin Media Finance PLC 5% 7/15/30 (b)		405,000	328,580
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,860,000	1,507,925
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		205,000	153,635
6.125% 3/1/28(b)		275,000	178,750
			35,220,716
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (b)		400,000	229,000
Roblox Corp. 3.875% 5/1/30 (b)		1,027,000	847,279
The Walt Disney Co.:
3.8% 3/22/30		1,824,000	1,707,999
4.7% 3/23/50		1,346,000	1,228,714
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	200,000	215,872
			4,228,864
Interactive Media & Services - 0.0%
Baidu, Inc. 1.72% 4/9/26		375,000	339,278
Tencent Holdings Ltd. 1.81% 1/26/26 (b)		250,000	229,680
			568,958
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		639,000	557,055
Altice Financing SA:
5% 1/15/28(b)		2,600,000	2,114,085
5.75% 8/15/29(b)		880,000	697,107
Altice France Holding SA 6% 2/15/28 (b)		975,000	426,563
Cable Onda SA 4.5% 1/30/30 (b)		340,000	287,932
Cable One, Inc. 4% 11/15/30 (b)		200,000	155,994
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 5/1/32		460,000	372,920
4.75% 3/1/30(b)		3,439,000	2,956,827
5% 2/1/28(b)		1,000,000	921,496
5.125% 5/1/27(b)		370,000	347,833
5.375% 6/1/29(b)		2,064,000	1,878,547
5.5% 5/1/26(b)		100,000	97,667
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		6,000,000	4,984,277
4.4% 4/1/33		14,790,000	13,022,624
5.25% 4/1/53		7,305,000	5,782,358
5.375% 5/1/47		3,681,000	2,941,391
5.5% 4/1/63		2,636,000	2,070,826
5.75% 4/1/48		1,936,000	1,631,048
6.484% 10/23/45		197,000	181,230
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,115,000	998,641
7.5% 6/1/29(b)		280,000	208,681
Comcast Corp.:
3.9% 3/1/38		71,000	60,574
4.65% 7/15/42		162,000	144,652
CSC Holdings LLC:
4.125% 12/1/30(b)		325,000	231,749
5.375% 2/1/28(b)		1,295,000	1,061,599
5.5% 4/15/27(b)		600,000	518,028
Discovery Communications LLC:
3.625% 5/15/30		5,565,000	4,887,629
4.65% 5/15/50		1,770,000	1,319,316
DISH DBS Corp. 5.75% 12/1/28 (b)		549,000	426,172
DISH Network Corp. 11.75% 11/15/27 (b)		3,342,000	3,390,930
Fox Corp.:
4.03% 1/25/24		101,000	100,200
4.709% 1/25/29		145,000	139,879
5.476% 1/25/39		143,000	129,779
5.576% 1/25/49		95,000	84,855
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	300,000	319,423
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	168,600
Magallanes, Inc.:
3.755% 3/15/27		1,175,000	1,102,053
4.054% 3/15/29		407,000	374,276
4.279% 3/15/32		12,493,000	11,024,317
5.05% 3/15/42		847,000	696,261
5.141% 3/15/52		6,181,000	4,926,934
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		1,180,000	919,671
6.5% 9/15/28(b)		265,000	143,110
Sirius XM Radio, Inc.:
3.875% 9/1/31(b)		2,100,000	1,634,451
4.125% 7/1/30(b)		635,000	517,671
TEGNA, Inc. 4.75% 3/15/26 (b)		600,000	571,698
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,145
5.875% 11/15/40		1,356,000	1,179,838
6.55% 5/1/37		157,000	149,179
6.75% 6/15/39		674,000	651,983
7.3% 7/1/38		211,000	213,753
Univision Communications, Inc.:
4.5% 5/1/29(b)		1,500,000	1,291,105
6.625% 6/1/27(b)		165,000	159,739
8% 8/15/28(b)		205,000	204,887
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		410,000	346,187
Ziggo Bond Co. BV 6% 1/15/27 (b)		400,000	372,150
			82,110,895
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)		200,000	181,250
CT Trust 5.125% 2/3/32 (b)		350,000	287,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		1,365,000	1,251,585
Millicom International Cellular SA:
4.5% 4/27/31(b)		1,263,000	991,884
6.25% 3/25/29(b)		630,000	575,127
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)		225,000	218,340
Rogers Communications, Inc.:
3.2% 3/15/27		1,271,000	1,174,939
3.8% 3/15/32		1,109,000	948,499
Sprint Corp.:
7.125% 6/15/24		200,000	201,586
7.875% 9/15/23		519,000	519,223
T-Mobile U.S.A., Inc.:
3.875% 4/15/30		14,705,000	13,421,624
4.375% 4/15/40		207,000	177,894
4.5% 4/15/50		407,000	336,189
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (c)	GBP	385,000	456,060
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		575,000	353,841
			21,095,041
TOTAL COMMUNICATION SERVICES			143,224,474

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.0%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		255,000	254,327
Hertz Corp. 5% 12/1/29 (b)		69,000	56,731
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		295,000	301,201
Metalsa SA de CV 3.75% 5/4/31 (b)		225,000	174,627
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		240,000	153,063
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	100,000	108,649
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	600,000	597,748
ZF North America Capital, Inc. 6.875% 4/14/28 (b)		365,000	363,823
			2,010,169
Automobiles - 0.1%
Ford Motor Co. 3.25% 2/12/32		400,000	312,218
General Motors Financial Co., Inc.:
2.25% 9/6/24 (Reg. S)	GBP	350,000	425,847
4.35% 4/9/25		3,810,000	3,715,907
5.15% 8/15/26 (Reg. S)	GBP	110,000	135,442
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)		1,563,000	1,557,832
			6,147,246
Broadline Retail - 0.1%
Cmg Media Corp. 8.875% 12/15/27 (b)		397,000	311,820
JD.com, Inc. 3.375% 1/14/30		255,000	224,099
John Lewis PLC 6.125% 1/21/25	GBP	1,335,000	1,646,916
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	100,000	117,432
Match Group Holdings II LLC:
3.625% 10/1/31(b)		921,000	750,808
4.125% 8/1/30(b)		85,000	72,898
Prosus NV:
3.061% 7/13/31(b)		140,000	106,095
4.193% 1/19/32(b)		400,000	325,250
			3,555,318
Distributors - 0.0%
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	300,000	379,201
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		305,000	306,330
			685,531
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		1,670,000	1,618,614
Service Corp. International 5.125% 6/1/29		615,000	578,869
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		995,000	922,757
			3,120,240
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(b)		955,000	809,029
4.375% 1/15/28(b)		600,000	550,712
5.75% 4/15/25(b)		130,000	129,039
Aramark Services, Inc.:
5% 4/1/25(b)		275,000	271,640
5% 2/1/28(b)		1,496,000	1,395,642
Boyd Gaming Corp.:
4.75% 12/1/27		380,000	355,756
4.75% 6/15/31(b)		400,000	352,314
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		600,000	525,200
6.25% 7/1/25(b)		595,000	590,381
7% 2/15/30(b)		120,000	120,459
8.125% 7/1/27(b)		1,190,000	1,208,245
Carnival Corp.:
7% 8/15/29(b)		150,000	152,196
7.625% 3/1/26(b)		1,955,000	1,949,064
10.5% 6/1/30(b)		1,530,000	1,629,649
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		75,000	62,625
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		400,000	346,028
6.75% 1/15/30(b)		820,000	677,136
Garden SpinCo Corp. 8.625% 7/20/30 (b)		90,000	96,086
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		300,000	239,160
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		580,000	575,650
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		950,000	794,481
4% 5/1/31(b)		600,000	521,524
Life Time, Inc. 8% 4/15/26 (b)		365,000	362,263
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		69,000	66,641
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		449,000	370,003
McDonald's Corp.:
3.5% 7/1/27		269,000	255,325
4.2% 4/1/50		1,792,000	1,487,876
Meituan:
2.125% 10/28/25(b)		400,000	367,584
3.05% 10/28/30(b)		200,000	157,514
Melco Resorts Finance Ltd.:
5.375% 12/4/29(b)		200,000	167,034
5.75% 7/21/28(b)		220,000	193,741
MGM Resorts International 4.75% 10/15/28		860,000	780,467
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		250,000	238,738
NCL Corp. Ltd. 8.375% 2/1/28 (b)		420,000	432,907
NCL Finance Ltd. 6.125% 3/15/28 (b)		1,300,000	1,172,080
Ontario Gaming GTA LP 8% 8/1/30 (b)		15,000	15,162
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		1,400,000	1,317,422
5.5% 8/31/26(b)		1,000,000	958,217
7.25% 1/15/30(b)		200,000	203,039
11.5% 6/1/25(b)		54,043	57,015
11.625% 8/15/27(b)		60,000	65,348
Scientific Games Corp. 7.5% 9/1/31 (b)		215,000	218,003
Station Casinos LLC 4.5% 2/15/28 (b)		610,000	545,950
Viking Cruises Ltd.:
6.25% 5/15/25(b)		500,000	492,500
9.125% 7/15/31(b)		275,000	284,113
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	108,298
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27(b)		340,000	321,817
5.5% 3/1/25(b)		300,000	296,365
Wynn Macau Ltd.:
4.875% 10/1/24(b)		325,000	315,942
5.5% 10/1/27(b)		100,000	89,794
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	339,210
4.625% 1/31/32		1,030,000	921,599
			25,953,983
Household Durables - 0.0%
Newell Brands, Inc. 5.875% 4/1/36 (e)		460,000	408,863
Tempur Sealy International, Inc. 4% 4/15/29 (b)		565,000	485,324
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	355,000	301,643
			1,195,830
Leisure Products - 0.0%
Mattel, Inc.:
5.45% 11/1/41		980,000	843,578
5.875% 12/15/27(b)		15,000	14,712
6.2% 10/1/40		380,000	355,189
			1,213,479
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		127,000	118,284
AutoZone, Inc. 4% 4/15/30		4,155,000	3,844,616
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		1,000,000	975,322
Carvana Co.:
4.875% 9/1/29(b)		875,000	522,204
5.875% 10/1/28(b)		650,000	399,750
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,670,000	1,457,211
LCM Investments Holdings 8.25% 8/1/31 (b)		135,000	135,086
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	179,747
3.75% 4/1/32		4,696,000	4,207,482
4.25% 4/1/52		2,401,000	1,899,403
4.45% 4/1/62		2,460,000	1,918,515
4.5% 4/15/30		176,000	169,588
Michaels Companies, Inc. 7.875% 5/1/29 (b)		500,000	346,600
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	176,278
Sally Holdings LLC 5.625% 12/1/25		15,000	14,899
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,773
Valvoline, Inc.:
3.625% 6/15/31(b)		700,000	558,817
4.25% 2/15/30(b)		85,000	83,549
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	290,000	264,925
Victoria's Secret & Co. 4.625% 7/15/29 (b)		247,000	178,836
			17,454,885
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		600,000	475,500
Kering SA 3.875% 9/5/35 (Reg. S)	EUR	200,000	216,540
The William Carter Co. 5.625% 3/15/27 (b)		105,000	101,791
Wolverine World Wide, Inc. 4% 8/15/29 (b)		400,000	299,604
			1,093,435
TOTAL CONSUMER DISCRETIONARY			62,430,116

CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 4.9% 2/1/46		11,174,000	10,394,602
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	98,242
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		624,000	558,234
4.5% 6/1/50		6,964,000	6,214,447
4.6% 6/1/60		670,000	584,187
4.75% 4/15/58		350,000	313,294
5.45% 1/23/39		377,000	382,699
5.55% 1/23/49		2,806,000	2,874,205
5.8% 1/23/59 (Reg. S)		1,068,000	1,119,897
Central American Bottling Corp. 5.25% 4/27/29 (b)		200,000	182,000
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,112,479
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,086,449
3.45% 3/25/30		562,000	522,677
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,311,000	1,114,421
			29,557,833
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(b)		1,200,000	1,101,011
6.5% 2/15/28(b)		445,000	442,944
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,238,143
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		210,000	195,812
Performance Food Group, Inc.:
5.5% 10/15/27(b)		740,000	712,552
6.875% 5/1/25(b)		415,000	415,614
Sysco Corp.:
5.95% 4/1/30		948,000	981,811
6.6% 4/1/50		530,000	584,361
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	550,000	649,587
U.S. Foods, Inc.:
4.75% 2/15/29(b)		1,400,000	1,277,810
6.25% 4/15/25(b)		270,000	270,707
			8,870,352
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (b)		180,000	170,183
Camposol SA 6% 2/3/27 (b)		150,000	103,260
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		381,000	370,456
6% 6/15/30(b)		130,000	127,054
JBS U.S.A. Food Co. 3.625% 1/15/32 (b)		80,000	65,655
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		2,610,000	2,346,116
3% 5/15/32		2,405,000	1,899,213
5.125% 2/1/28		910,000	884,415
5.5% 1/15/30		9,432,000	9,132,482
5.75% 4/1/33		4,103,000	3,904,966
5.75% 4/1/33(b)		24,000	22,842
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		960,000	833,208
MARB BondCo PLC 3.95% 1/29/31 (b)		125,000	97,031
Pilgrim's Pride Corp. 4.25% 4/15/31		640,000	553,675
Post Holdings, Inc.:
4.5% 9/15/31(b)		51,000	43,936
4.625% 4/15/30(b)		180,000	159,477
5.5% 12/15/29(b)		635,000	587,409
5.625% 1/15/28(b)		130,000	124,655
5.75% 3/1/27(b)		196,000	191,551
TreeHouse Foods, Inc. 4% 9/1/28		670,000	573,473
			22,191,057
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		220,000	220,092
Natura Cosmeticos SA 4.125% 5/3/28 (b)		60,000	52,167
			272,259
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46		703,000	484,082
4.25% 8/9/42		448,000	339,366
4.5% 5/2/43		289,000	225,224
4.8% 2/14/29		86,000	83,328
5.375% 1/31/44		532,000	493,976
5.95% 2/14/49		300,000	279,334
BAT Capital Corp.:
4.7% 4/2/27		3,039,000	2,947,367
4.906% 4/2/30		5,220,000	4,915,905
5.282% 4/2/50		1,336,000	1,070,394
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		450,000	435,173
6.125% 7/27/27(b)		3,927,000	3,969,990
8.125% 3/15/24	GBP	335,000	428,299
Reynolds American, Inc.:
4.45% 6/12/25		33,000	32,285
4.85% 9/15/23		220,000	219,925
5.7% 8/15/35		28,000	25,898
5.85% 8/15/45		180,000	156,360
			16,106,906
TOTAL CONSUMER STAPLES			76,998,407

ENERGY - 4.2%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		540,000	464,720
Guara Norte SARL 5.198% 6/15/34 (b)		176,852	154,746
Halliburton Co.:
3.8% 11/15/25		2,000	1,950
4.85% 11/15/35		55,000	51,567
Jonah Energy Parent LLC 12% 11/5/25 (f)(g)		59,607	60,799
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		125,000	128,125
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		580,000	585,098
Technip Energies NV 1.125% 5/28/28	EUR	270,000	254,036
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		200,000	202,920
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		675,000	670,815
Transocean, Inc.:
8% 2/1/27(b)		600,000	585,312
8.75% 2/15/30(b)		266,000	272,122
Valaris Ltd. 8.375% 4/30/30 (b)		425,000	432,884
			3,865,094
Oil, Gas & Consumable Fuels - 4.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		190,000	188,867
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,246,184
3.85% 6/1/27		2,800,000	2,648,877
5.85% 2/1/35		1,246,000	1,210,955
Cenovus Energy, Inc.:
2.65% 1/15/32		634,000	510,337
3.75% 2/15/52		210,000	147,379
5.25% 6/15/37		3,423,000	3,121,044
5.4% 6/15/47		282,000	253,490
6.75% 11/15/39		895,000	927,977
Centennial Resource Production LLC 5.875% 7/1/29 (b)		563,000	540,480
Citgo Petroleum Corp. 6.375% 6/15/26 (b)		600,000	585,936
CNX Resources Corp. 6% 1/15/29 (b)		95,000	90,475
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		525,000	529,587
6.036% 11/15/33(b)		1,415,000	1,429,504
6.497% 8/15/43(b)		423,000	428,750
6.544% 11/15/53(b)		762,000	778,920
6.714% 8/15/63(b)		456,000	466,125
Comstock Resources, Inc. 6.75% 3/1/29 (b)		800,000	748,542
Continental Resources, Inc. 5.75% 1/15/31 (b)		305,000	291,520
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(b)		2,332,000	2,262,040
7.375% 2/1/31(b)		225,000	231,786
CVR Energy, Inc.:
5.25% 2/15/25(b)		400,000	388,018
5.75% 2/15/28(b)		1,710,000	1,556,647
DCP Midstream Operating LP:
5.125% 5/15/29		1,035,000	1,009,228
5.375% 7/15/25		1,139,000	1,127,627
5.625% 7/15/27		390,000	390,416
Delek Logistics Partners LP 7.125% 6/1/28 (b)		865,000	804,087
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		320,000	317,600
Ecopetrol SA:
4.625% 11/2/31		110,000	86,411
8.875% 1/13/33		185,000	187,040
EG Global Finance PLC:
6.75% 2/7/25(b)		1,128,000	1,111,441
8.5% 10/30/25(b)		1,485,000	1,470,158
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		465,000	385,815
Enbridge, Inc. 4% 10/1/23		283,000	282,522
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		285,000	278,787
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		200,000	187,530
Energean PLC 6.5% 4/30/27 (b)		300,000	273,630
Energy Transfer LP:
3.75% 5/15/30		20,176,000	18,019,718
4.2% 9/15/23		72,000	71,964
4.95% 6/15/28		246,000	238,249
5% 5/15/50		1,080,000	888,985
5.25% 4/15/29		1,892,000	1,848,540
5.4% 10/1/47		577,000	496,998
5.8% 6/15/38		137,000	129,863
6% 6/15/48		1,869,000	1,727,677
6.25% 4/15/49		109,000	104,346
EnLink Midstream LLC:
5.625% 1/15/28(b)		600,000	580,422
6.5% 9/1/30(b)		585,000	586,495
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,120,915
EQM Midstream Partners LP:
6.5% 7/1/27(b)		195,000	193,766
7.5% 6/1/27(b)		425,000	428,959
EQT Corp. 5% 1/15/29		800,000	758,893
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,684,541
FEL Energy VI SARL 5.75% 12/1/40 (b)		182,793	154,278
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		102,017	85,985
2.625% 3/31/36(b)		440,000	347,442
GeoPark Ltd. 5.5% 1/17/27 (b)		200,000	170,800
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		720,000	680,400
7% 8/1/27		422,000	415,670
Golar LNG Ltd. 7% 10/20/25 (b)		405,000	398,484
Harvest Midstream I LP 7.5% 9/1/28 (b)		610,000	611,337
Hess Corp.:
5.6% 2/15/41		5,035,000	4,733,887
5.8% 4/1/47		360,000	343,568
7.125% 3/15/33		110,000	119,875
7.3% 8/15/31		2,372,000	2,589,581
7.875% 10/1/29		303,000	334,850
Hess Midstream Partners LP:
5.125% 6/15/28(b)		1,495,000	1,402,342
5.625% 2/15/26(b)		505,000	494,158
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(b)		600,000	562,840
6.375% 4/15/27(b)		180,000	179,058
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		560,000	579,930
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		185,000	138,900
5.375% 4/24/30(b)		85,000	77,302
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		287,000	256,034
6.55% 9/15/40		13,000	12,916
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	28,647
5.55% 6/1/45		193,000	174,424
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		425,000	389,972
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		250,000	244,170
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		343,019	226,822
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		375,000	367,084
MEG Energy Corp. 7.125% 2/1/27 (b)		910,000	921,480
Mesquite Energy, Inc. 7.25% (b)(g)(h)		269,000	0
MPLX LP:
4.8% 2/15/29		83,000	79,975
4.875% 12/1/24		160,000	157,917
4.95% 9/1/32		4,161,000	3,930,973
5.5% 2/15/49		249,000	221,863
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		6,791,000	6,312,388
6.75% 9/15/25(b)		197,000	190,397
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		400,000	398,230
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)		395,000	403,500
Occidental Petroleum Corp.:
4.2% 3/15/48		210,000	154,175
4.3% 8/15/39		105,000	80,194
4.4% 4/15/46		410,000	314,601
4.4% 8/15/49		255,000	181,711
5.55% 3/15/26		1,088,000	1,078,839
6.2% 3/15/40		250,000	246,930
6.45% 9/15/36		858,000	877,335
6.6% 3/15/46		216,000	222,301
7.5% 5/1/31		12,471,000	13,512,347
7.875% 9/15/31		65,000	71,992
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,133,628
6.625% 8/15/37		1,341,000	1,335,949
7.375% 11/1/31		290,000	311,017
8.125% 9/15/30		652,000	723,681
Parkland Corp.:
4.5% 10/1/29(b)		160,000	140,979
4.625% 5/1/30(b)		730,000	643,546
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		300,000	283,773
7.875% 9/15/30(b)		715,000	711,461
Petroleos Mexicanos:
4.5% 1/23/26		907,000	796,800
5.95% 1/28/31		22,605,000	16,328,496
6.35% 2/12/48		11,201,000	6,692,878
6.49% 1/23/27		435,000	379,381
6.5% 3/13/27		1,894,000	1,653,604
6.625% 6/15/35		500,000	341,563
6.7% 2/16/32		750,000	564,188
6.75% 9/21/47		1,870,000	1,147,974
6.84% 1/23/30		1,668,000	1,313,383
6.95% 1/28/60		2,435,000	1,492,046
7.69% 1/23/50		11,845,000	7,886,401
Petronas Capital Ltd. 3.404% 4/28/61 (b)		155,000	104,189
Phillips 66 Co. 3.85% 4/9/25		98,000	95,356
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,078,000	2,705,997
3.6% 11/1/24		139,000	135,322
PT Adaro Indonesia 4.25% 10/31/24 (b)		300,000	288,972
PT Pertamina Persero 4.175% 1/21/50 (b)		75,000	56,786
Qatar Petroleum:
1.375% 9/12/26(b)		400,000	358,036
2.25% 7/12/31(b)		400,000	328,900
3.125% 7/12/41(b)		240,000	175,793
3.3% 7/12/51(b)		520,000	364,296
Range Resources Corp. 4.875% 5/15/25		400,000	391,000
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,431,000	1,346,647
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		745,000	611,302
3.25% 11/24/50(b)		145,000	95,816
3.5% 4/16/29(b)		455,000	415,929
3.5% 11/24/70(b)		95,000	59,606
4.25% 4/16/39(b)		615,000	521,920
4.375% 4/16/49(b)		45,000	36,637
SM Energy Co. 6.75% 9/15/26		600,000	597,480
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		490,000	443,131
5.875% 3/15/28		610,000	592,494
6% 4/15/27		10,000	9,895
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (b)		5,490,000	4,911,322
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		275,000	209,968
The Williams Companies, Inc.:
3.5% 11/15/30		18,455,000	16,346,194
3.9% 1/15/25		521,000	508,103
4% 9/15/25		180,000	174,319
4.5% 11/15/23		51,000	50,839
4.65% 8/15/32		1,793,000	1,683,687
5.3% 8/15/52		406,000	365,557
5.4% 3/2/26		1,365,000	1,362,826
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		167,000	147,193
3.95% 5/15/50		542,000	404,880
Tullow Oil PLC 10.25% 5/15/26 (b)		311,000	257,353
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33(b)		400,000	324,996
6.25% 1/15/30(b)		1,960,000	1,909,355
Western Gas Partners LP:
3.1% 2/1/25		255,000	244,202
3.95% 6/1/25		70,000	67,548
4.5% 3/1/28		300,000	282,303
4.65% 7/1/26		156,000	150,876
4.75% 8/15/28		80,000	75,732
5.25% 2/1/50		50,000	40,466
5.3% 3/1/48		150,000	122,951
			195,110,889
TOTAL ENERGY			198,975,983

FINANCIALS - 12.7%
Banks - 6.0%
Access Bank PLC 6.125% 9/21/26 (b)		285,000	242,193
AIB Group PLC 2.25% 4/4/28 (Reg. S) (c)	EUR	1,575,000	1,573,454
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	265,000	258,156
Bank of America Corp.:
2.299% 7/21/32(c)		2,050,000	1,616,738
2.3% 7/25/25 (Reg. S)	GBP	355,000	419,542
3.419% 12/20/28(c)		41,396,000	37,960,389
3.95% 4/21/25		144,000	139,384
4.2% 8/26/24		160,000	157,151
4.25% 10/22/26		2,667,000	2,561,276
5.015% 7/22/33(c)		17,517,000	16,859,352
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(c)	EUR	950,000	914,964
2.029% 9/30/27(b)(c)		955,000	840,228
Barclays PLC:
2.279% 11/24/27(c)		8,400,000	7,459,518
2.645% 6/24/31(c)		5,000,000	3,989,602
2.852% 5/7/26(c)		2,917,000	2,756,921
4.375% 1/12/26		200,000	192,791
5.262% 1/29/34 (Reg. S)(c)	EUR	220,000	238,862
5.746% 8/9/33(c)		870,000	833,654
5.829% 5/9/27(c)		3,190,000	3,160,751
6.224% 5/9/34(c)		2,720,000	2,686,271
7.437% 11/2/33(c)		200,000	214,053
8.407% 11/14/32 (Reg. S)(c)	GBP	200,000	256,182
BNP Paribas SA:
2.159% 9/15/29(b)(c)		1,350,000	1,129,433
2.219% 6/9/26(b)(c)		4,250,000	3,970,512
2.5% 3/31/32 (Reg. S)(c)	EUR	300,000	292,944
4.125% 5/24/33 (Reg. S)	EUR	400,000	435,594
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	600,000	564,680
Citigroup, Inc.:
2.75% 1/24/24	GBP	280,000	350,354
3.352% 4/24/25(c)		572,000	561,401
3.875% 3/26/25		2,657,000	2,573,805
4.3% 11/20/26		5,255,000	5,048,721
4.4% 6/10/25		976,000	951,699
4.412% 3/31/31(c)		6,594,000	6,122,625
4.45% 9/29/27		728,000	695,867
4.658% 5/24/28(c)		18,442,000	17,959,122
4.91% 5/24/33(c)		6,705,000	6,373,592
5.875% 7/1/24 (Reg. S)	GBP	425,000	535,151
Commerzbank AG 8.625% 2/28/33 (Reg. S) (c)	GBP	100,000	124,982
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		297,000	251,863
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S)(c)(d)	GBP	400,000	506,623
1.25% 10/2/24 (Reg. S)	GBP	500,000	601,950
4.875% 10/23/29 (Reg. S)	GBP	100,000	119,487
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(c)	GBP	620,000	677,217
4.625% 4/13/27 (Reg. S)(c)	GBP	100,000	121,615
4.75% 6/21/30 (Reg. S)(c)	EUR	700,000	766,487
First Citizens Bank & Trust Co. 6.125% 3/9/28		174,000	174,788
HSBC Holdings PLC:
4.856% 5/23/33 (Reg. S)(c)	EUR	300,000	327,554
4.95% 3/31/30		227,000	218,403
6.254% 3/9/34(c)		500,000	505,439
7.39% 11/3/28(c)		200,000	210,125
8.201% 11/16/34 (Reg. S)(c)	GBP	400,000	521,370
ING Groep NV 3% 2/18/26 (Reg. S)	GBP	400,000	470,978
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(c)		263,000	200,434
5.017% 6/26/24(b)		200,000	195,555
5.71% 1/15/26(b)		3,790,000	3,635,765
JPMorgan Chase & Co.:
2.739% 10/15/30(c)		2,883,000	2,471,445
2.956% 5/13/31(c)		701,000	595,864
3.875% 9/10/24		190,000	186,281
4.125% 12/15/26		145,000	139,548
4.452% 12/5/29(c)		29,957,000	28,556,889
4.493% 3/24/31(c)		12,651,000	11,991,973
4.586% 4/26/33(c)		5,144,000	4,810,396
4.912% 7/25/33(c)		8,706,000	8,372,924
5.299% 7/24/29(c)		4,000,000	3,977,151
5.717% 9/14/33(c)		6,900,000	6,896,059
Jyske Bank A/S 5% 10/26/28 (c)	EUR	175,000	190,265
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	300,000	366,289
Lloyds Banking Group PLC:
1.985% 12/15/31(c)	GBP	140,000	150,580
4.5% 1/11/29 (Reg. S)(c)	EUR	100,000	108,208
4.976% 8/11/33(c)		825,000	763,643
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	198,562
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(c)	GBP	445,000	475,722
3.073% 5/22/28(c)		775,000	698,775
3.619% 3/29/29 (Reg. S)(c)	GBP	495,000	552,533
4.771% 2/16/29 (Reg. S)(c)	EUR	300,000	326,314
5.847% 3/2/27(c)		5,629,000	5,595,582
7.416% 6/6/33 (Reg. S)(c)	GBP	100,000	124,797
NatWest Markets PLC 0.125% 11/12/25 (Reg. S)	EUR	165,000	164,144
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	500,000	542,687
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	200,000	214,346
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	358,000	422,218
Societe Generale:
1.038% 6/18/25(b)(c)		4,000,000	3,825,400
1.488% 12/14/26(b)(c)		11,855,000	10,623,079
4.75% 11/24/25(b)		200,000	192,421
6.691% 1/10/34(b)(c)		400,000	407,419
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,612,279
5.625% 8/23/27		1,510,000	1,428,283
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(c)	EUR	395,000	380,007
5.861% 6/19/32(b)(c)		565,000	520,002
Virgin Money UK PLC:
5.125% 12/11/30 (Reg. S)(c)	GBP	150,000	176,035
7.625% 8/23/29 (Reg. S)(c)	GBP	400,000	510,150
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	280,000	350,455
3.526% 3/24/28(c)		19,976,000	18,586,125
4.478% 4/4/31(c)		9,036,000	8,453,665
4.897% 7/25/33(c)		9,553,000	8,988,771
5.013% 4/4/51(c)		3,790,000	3,422,277
5.574% 7/25/29(c)		4,000,000	3,983,434
Western Alliance Bancorp. 3% 6/15/31 (c)		37,000	29,262
Westpac Banking Corp. 4.11% 7/24/34 (c)		405,000	354,806
			285,264,632
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 3.5% 8/1/25		81,000	77,374
Ares Capital Corp.:
2.15% 7/15/26		7,000,000	6,151,638
3.875% 1/15/26		2,302,000	2,153,192
Coinbase Global, Inc.:
3.375% 10/1/28(b)		235,000	172,869
3.625% 10/1/31(b)		105,000	70,690
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(c)	EUR	600,000	609,287
4% 6/24/32 (Reg. S)(c)	EUR	200,000	194,534
4.5% 4/1/25		2,787,000	2,685,223
6.125% 12/12/30 (Reg. S)(c)	GBP	600,000	706,639
Deutsche Bank AG New York Branch:
3.729% 1/14/32(c)		3,000,000	2,322,048
5.882% 7/8/31(c)		5,000,000	4,535,874
6.72% 1/18/29(c)		1,460,000	1,478,187
Goldman Sachs Group, Inc.:
2.383% 7/21/32(c)		2,140,000	1,691,563
3.102% 2/24/33(c)		5,872,000	4,883,983
3.691% 6/5/28(c)		28,361,000	26,550,256
3.75% 5/22/25		200,000	193,318
3.8% 3/15/30		3,352,000	3,049,091
3.814% 4/23/29(c)		1,341,000	1,240,834
4.25% 10/21/25		554,000	537,588
6.75% 10/1/37		6,606,000	7,003,407
Hightower Holding LLC 6.75% 4/15/29 (b)		4,590,000	3,995,190
Moody's Corp.:
3.25% 1/15/28		108,000	100,713
3.75% 3/24/25		822,000	799,952
4.875% 2/15/24		61,000	61,000
Morgan Stanley:
3.125% 7/27/26		4,453,000	4,167,064
3.622% 4/1/31(c)		1,770,000	1,572,871
4.35% 9/8/26		2,767,000	2,664,489
4.431% 1/23/30(c)		25,159,000	23,892,312
4.656% 3/2/29(c)	EUR	200,000	219,409
4.889% 7/20/33(c)		10,578,000	10,020,525
5% 11/24/25		5,193,000	5,114,358
5.449% 7/20/29(c)		2,267,000	2,253,694
MSCI, Inc.:
3.25% 8/15/33(b)		1,100,000	884,991
4% 11/15/29(b)		600,000	539,781
UBS Group AG:
1.494% 8/10/27(b)(c)		1,344,000	1,181,830
2.193% 6/5/26(b)(c)		3,100,000	2,887,486
2.593% 9/11/25(b)(c)		1,207,000	1,163,806
3.75% 3/26/25		250,000	241,507
3.869% 1/12/29(b)(c)		250,000	229,828
4.125% 9/24/25(b)		200,000	192,948
4.194% 4/1/31(b)(c)		1,509,000	1,358,745
4.55% 4/17/26		250,000	241,944
4.988% 8/5/33 (Reg. S)(c)		815,000	759,516
6.537% 8/12/33(b)(c)		8,600,000	8,931,675
7.375% 9/7/33 (Reg. S)(c)	GBP	551,000	760,769
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		460,000	377,192
7.875% 5/1/27(b)		395,000	357,475
			141,278,665
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		2,615,000	2,486,127
2.45% 10/29/26		954,000	858,358
2.875% 8/14/24		666,000	645,724
3% 10/29/28		1,000,000	866,562
3.3% 1/30/32		1,069,000	868,708
4.45% 4/3/26		276,000	265,884
5.75% 6/6/28		12,000,000	11,895,210
6.5% 7/15/25		603,000	605,871
Ally Financial, Inc.:
1.45% 10/2/23		402,000	399,972
4.75% 6/9/27		2,500,000	2,343,383
5.75% 11/20/25		4,607,000	4,468,647
5.8% 5/1/25		832,000	819,518
7.1% 11/15/27		10,234,000	10,368,202
8% 11/1/31		2,683,000	2,774,159
Capital One Financial Corp.:
2.636% 3/3/26(c)		1,228,000	1,160,595
3.273% 3/1/30(c)		1,571,000	1,348,235
3.65% 5/11/27		5,794,000	5,388,399
3.8% 1/31/28		519,000	475,900
4.927% 5/10/28(c)		2,886,000	2,776,233
4.985% 7/24/26(c)		1,758,000	1,718,324
5.247% 7/26/30(c)		12,084,000	11,495,354
Discover Financial Services:
3.75% 3/4/25		586,000	561,801
4.1% 2/9/27		197,000	182,757
4.5% 1/30/26		5,267,000	5,059,536
6.7% 11/29/32		500,000	497,629
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,454,203
4.125% 8/17/27		6,530,000	5,925,119
4.687% 6/9/25		275,000	264,716
5.113% 5/3/29		325,000	298,939
5.125% 6/16/25		205,000	199,570
5.584% 3/18/24		1,528,000	1,519,717
6.86% 6/5/26	GBP	370,000	456,665
Navient Corp. 7.25% 9/25/23		234,000	234,000
OneMain Finance Corp.:
4% 9/15/30		900,000	700,776
6.875% 3/15/25		515,000	512,413
9% 1/15/29		1,375,000	1,393,906
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)		300,000	281,910
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,711,828
4.375% 3/19/24		2,272,000	2,244,570
5.15% 3/19/29		3,443,000	3,157,810
			91,687,230
Financial Services - 1.1%
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (c)	EUR	600,000	216,328
Altus Midstream LP 5.875% 6/15/30 (b)		205,000	198,545
Azul Secured Finance LLP:
10.875% 5/28/30(b)		70,000	59,533
11.5% 5/28/29(b)		203,847	183,462
Blackstone Private Credit Fund:
4.7% 3/24/25		4,307,000	4,186,491
4.875% 4/14/26	GBP	505,000	577,896
7.05% 9/29/25		6,813,000	6,860,141
Block, Inc. 3.5% 6/1/31		980,000	803,566
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,636,597
4.05% 7/1/30		890,000	804,036
4.125% 6/15/26		833,000	790,523
4.125% 5/15/29		2,196,000	1,997,553
Corebridge Financial, Inc.:
3.5% 4/4/25		575,000	552,554
3.65% 4/5/27		1,926,000	1,811,770
3.85% 4/5/29		6,967,000	6,375,856
3.9% 4/5/32		2,988,000	2,612,676
4.35% 4/5/42		218,000	172,467
4.4% 4/5/52		644,000	498,117
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		600,000	590,652
Equitable Holdings, Inc. 4.35% 4/20/28		5,256,000	4,973,011
GACI First Investment 5.25% 10/13/32 (Reg. S)		200,000	199,792
GGAM Finance Ltd.:
7.75% 5/15/26(b)		670,000	669,989
8% 6/15/28(b)		130,000	131,840
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,011,000	887,153
6.25% 5/15/26		2,059,000	1,909,394
6.375% 12/15/25		1,364,000	1,300,443
Jackson Financial, Inc.:
3.125% 11/23/31		408,000	320,694
5.17% 6/8/27		818,000	801,775
5.67% 6/8/32		1,733,000	1,650,637
KfW:
0% 9/17/30 (Reg. S)	EUR	500,000	440,746
2.875% 5/29/26 (Reg. S)	EUR	600,000	645,728
2.875% 6/7/33 (Reg. S)	EUR	350,000	375,367
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	545,000	466,412
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		200,000	200,420
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		300,000	266,760
4.375% 11/22/33(b)		200,000	188,600
5.084% 5/22/53(b)		200,000	188,750
5.5% 4/28/33(b)		200,000	205,378
Nationwide Building Society:
3% 5/6/26 (Reg. S)	GBP	250,000	293,616
6.178% 12/7/27 (Reg. S)(c)	GBP	300,000	374,311
Pine Street Trust I 4.572% 2/15/29 (b)		514,000	471,094
Pine Street Trust II 5.568% 2/15/49 (b)		800,000	700,378
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		75,000	49,208
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		160,000	141,042
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		840,000	687,207
			51,468,508
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		600,000	518,866
6% 8/1/29(b)		600,000	521,218
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	100,000	128,958
AIA Group Ltd. 3.2% 9/16/40 (b)		625,000	451,523
Alliant Holdings Intermediate LLC:
6.75% 10/15/27(b)		1,795,000	1,696,670
6.75% 4/15/28(b)		260,000	256,156
American International Group, Inc.:
2.5% 6/30/25		1,653,000	1,564,691
3.4% 6/30/30		2,180,000	1,919,762
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		340,000	324,782
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		1,375,000	1,292,500
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	200,000	186,680
Five Corners Funding Trust II 2.85% 5/15/30 (b)		5,993,000	5,130,699
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	477,848
HUB International Ltd.:
7% 5/1/26(b)		675,000	673,735
7.25% 6/15/30(b)		385,000	391,888
Liberty Mutual Group, Inc.:
4.569% 2/1/29(b)		130,000	125,475
7.8% 3/7/87(b)		200,000	205,749
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		2,310,000	2,236,454
4.75% 3/15/39		142,000	131,383
Pacific LifeCorp 5.125% 1/30/43 (b)		554,000	505,379
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (c)		975,000	814,694
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (c)	GBP	415,000	413,114
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		200,000	189,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,852,000	1,662,884
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,501,000	3,418,963
Unum Group:
3.875% 11/5/25		349,000	333,212
4% 6/15/29		2,474,000	2,267,687
USI, Inc. 6.875% 5/1/25 (b)		1,072,000	1,070,263
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		820,000	642,675
			29,552,908
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		35,000	33,836

TOTAL FINANCIALS			599,285,779

HEALTH CARE - 1.8%
Biotechnology - 0.3%
Amgen, Inc.:
5.25% 3/2/30		8,813,000	8,825,201
5.25% 3/2/33		1,507,000	1,499,164
5.6% 3/2/43		1,432,000	1,405,108
5.65% 3/2/53		712,000	705,838
5.75% 3/2/63		1,297,000	1,280,845
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		561,000	269,280
Grifols SA 4.75% 10/15/28 (b)		495,000	434,278
			14,419,714
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		510,000	473,425
Hologic, Inc.:
3.25% 2/15/29(b)		525,000	456,007
4.625% 2/1/28(b)		500,000	467,778
Teleflex, Inc. 4.25% 6/1/28 (b)		95,000	87,269
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	200,000	215,760
			1,700,239
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (b)		625,000	543,500
Cano Health, Inc. 6.25% 10/1/28 (b)		282,000	95,880
Centene Corp.:
2.45% 7/15/28		7,705,000	6,596,114
2.5% 3/1/31		2,680,000	2,134,484
2.625% 8/1/31		1,045,000	831,327
3.375% 2/15/30		1,016,000	869,489
4.25% 12/15/27		1,563,000	1,462,043
4.625% 12/15/29		5,285,000	4,859,558
Cigna Group:
3.05% 10/15/27		300,000	276,513
4.8% 8/15/38		268,000	247,047
4.9% 12/15/48		268,000	238,983
Community Health Systems, Inc.:
4.75% 2/15/31(b)		905,000	674,225
5.625% 3/15/27(b)		1,700,000	1,495,905
6.125% 4/1/30(b)		620,000	356,779
6.875% 4/15/29(b)		2,435,000	1,493,434
8% 3/15/26(b)		1,317,000	1,285,598
CVS Health Corp.:
3% 8/15/26		69,000	64,638
3.625% 4/1/27		281,000	265,972
4.3% 3/25/28		5,991,000	5,754,119
4.78% 3/25/38		1,295,000	1,159,747
5% 1/30/29		1,451,000	1,429,524
5.25% 1/30/31		595,000	587,953
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		1,120,000	960,684
HCA Holdings, Inc.:
3.5% 9/1/30		1,247,000	1,089,162
3.625% 3/15/32		232,000	199,537
5.375% 2/1/25		926,000	919,809
5.625% 9/1/28		1,062,000	1,059,713
5.875% 2/15/26		300,000	300,409
5.875% 2/1/29		1,172,000	1,179,227
Humana, Inc. 3.7% 3/23/29		748,000	692,532
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		185,000	157,853
3.875% 5/15/32(b)		400,000	331,888
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		180,000	164,151
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		269,000	251,478
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		236,000	163,155
9.875% 8/15/30(b)		315,000	311,063
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		645,000	496,792
Sabra Health Care LP 3.2% 12/1/31		2,237,000	1,708,615
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		210,000	208,950
Tenet Healthcare Corp.:
4.625% 6/15/28		115,000	105,894
4.875% 1/1/26		195,000	189,030
6.125% 10/1/28		4,595,000	4,425,582
6.25% 2/1/27		240,000	236,325
Toledo Hospital 5.325% 11/15/28		154,000	123,154
			47,997,835
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		670,000	581,876
IQVIA, Inc.:
5% 10/15/26(b)		400,000	386,370
5% 5/15/27(b)		530,000	510,171
			1,478,417
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)		30,000	27,539

Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		514,000	514,617
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		480,000	432,600
9% 12/15/25(b)		74,000	67,713
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	250,000	274,951
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,700,000	1,646,419
Catalent Pharma Solutions 3.5% 4/1/30 (b)		380,000	319,552
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)		92,000	90,735
Mylan NV 4.55% 4/15/28		5,150,000	4,848,641
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		1,225,000	1,043,704
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/29		200,000	208,332
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	85,069
Viatris, Inc.:
2.7% 6/22/30		9,221,000	7,488,670
3.85% 6/22/40		359,000	251,266
4% 6/22/50		620,000	410,690
			17,682,959
TOTAL HEALTH CARE			83,306,703

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
Bombardier, Inc.:
6% 2/15/28(b)		400,000	373,851
7.45% 5/1/34(b)		200,000	228,466
7.875% 4/15/27(b)		1,155,000	1,152,841
BWX Technologies, Inc. 4.125% 6/30/28 (b)		1,100,000	1,000,962
DAE Funding LLC 1.55% 8/1/24 (b)		300,000	286,170
Embraer Netherlands Finance BV:
5.4% 2/1/27		115,000	112,729
6.95% 1/17/28(b)		95,000	96,639
7% 7/28/30(b)		140,000	141,428
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	992,955
5.95% 2/1/37		390,000	383,955
Moog, Inc. 4.25% 12/15/27 (b)		205,000	186,551
Rolls-Royce PLC 3.375% 6/18/26	GBP	435,000	499,854
The Boeing Co.:
5.04% 5/1/27		130,000	128,569
5.15% 5/1/30		11,366,000	11,182,263
5.705% 5/1/40		550,000	534,702
5.805% 5/1/50		500,000	486,443
5.93% 5/1/60		2,180,000	2,104,305
TransDigm UK Holdings PLC 6.875% 5/15/26		120,000	121,914
TransDigm, Inc.:
6.25% 3/15/26(b)		495,000	490,282
6.75% 8/15/28(b)		4,427,000	4,442,519
7.5% 3/15/27		125,000	125,241
			25,072,639
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		155,000	152,837
Aeropuerto Internacional de Tocumen SA 4% 8/11/41 (b)		300,000	237,066
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		400,000	360,000
Rand Parent LLC 8.5% 2/15/30 (b)		1,195,000	1,137,648
			1,887,551
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,160,000	1,107,800
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		305,000	285,482
			1,393,282
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		1,255,000	1,152,647
APX Group, Inc. 6.75% 2/15/27 (b)		365,000	354,671
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		1,425,000	1,469,574
Cimpress PLC 7% 6/15/26		69,000	64,688
Clean Harbors, Inc. 6.375% 2/1/31 (b)		90,000	89,499
CoreCivic, Inc.:
4.75% 10/15/27		50,000	44,583
8.25% 4/15/26		1,535,000	1,541,091
Covanta Holding Corp. 4.875% 12/1/29 (b)		375,000	322,500
Madison IAQ LLC:
4.125% 6/30/28(b)		800,000	707,786
5.875% 6/30/29(b)		500,000	420,999
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		430,000	401,541
PowerTeam Services LLC 9.033% 12/4/25 (b)		645,000	600,087
Stericycle, Inc. 3.875% 1/15/29 (b)		1,070,000	931,629
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		225,000	199,460
The GEO Group, Inc.:
6% 4/15/26		200,000	181,000
9.5% 12/31/28(b)		320,000	313,600
10.5% 6/30/28		77,000	77,023
			8,872,378
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,354,000	1,299,076
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		305,000	305,555
6.51% 2/23/42(b)		200,000	201,946
Pike Corp. 5.5% 9/1/28 (b)		1,418,000	1,276,068
Railworks Holdings LP 8.25% 11/15/28 (b)		625,000	596,866
SRS Distribution, Inc. 4.625% 7/1/28 (b)		400,000	356,009
			4,035,520
Electrical Equipment - 0.1%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		165,000	160,875
Regal Rexnord Corp. 6.3% 2/15/30 (b)		1,365,000	1,358,985
Sensata Technologies BV 4% 4/15/29 (b)		2,000,000	1,756,218
			3,276,078
Ground Transportation - 0.1%
Uber Technologies, Inc. 4.5% 8/15/29 (b)		2,415,000	2,211,205
XPO, Inc.:
6.25% 5/1/25(b)		72,000	70,856
6.25% 6/1/28(b)		450,000	440,944
			2,723,005
Industrial Conglomerates - 0.0%
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		175,000	170,902

Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,485,000	1,392,040

Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)		200,000	186,834
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		575,000	555,916
Seaspan Corp. 5.5% 8/1/29 (b)		600,000	466,356
			1,209,106
Passenger Airlines - 0.0%
American Airlines, Inc. 7.25% 2/15/28 (b)		1,030,000	1,011,788

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		360,000	323,525
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)		530,000	481,235
CoreLogic, Inc. 4.5% 5/1/28 (b)		1,159,000	947,483
TriNet Group, Inc. 7.125% 8/15/31 (b)		580,000	583,260
			2,335,503
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		1,164,000	1,108,981
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		270,000	266,717
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	463,000	526,693
			1,902,391
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		10,863,000	10,249,765
3.95% 7/1/24(b)		196,000	191,183
4.25% 4/15/26(b)		8,671,000	8,177,265
4.375% 5/1/26(b)		2,716,000	2,560,362
6.375% 5/4/28(b)		2,964,000	2,940,161
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		250,000	230,250
DP World Ltd. 5.625% 9/25/48 (b)		75,000	69,203
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	400,000	423,342
7.125% 2/14/24	GBP	100,000	126,926
			24,968,457
TOTAL INDUSTRIALS			80,250,640

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(b)		600,000	445,883
6% 3/1/26(b)		665,000	604,329
HTA Group Ltd. 7% 12/18/25 (b)		1,045,000	987,546
IHS Netherlands Holdco BV 8% 9/18/27 (b)		298,000	266,311
Nokia Corp. 6.625% 5/15/39		355,000	338,075
			2,642,144
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp. 5% 12/15/29 (b)		3,270,000	2,904,414
Dell International LLC/EMC Corp.:
5.3% 10/1/29		2,000,000	1,974,647
6.1% 7/15/27		245,000	250,483
6.2% 7/15/30		324,000	333,430
TTM Technologies, Inc. 4% 3/1/29 (b)		1,331,000	1,156,107
			6,619,081
IT Services - 0.0%
Acuris Finance U.S. 5% 5/1/28 (b)		365,000	295,650
CA Magnum Holdings 5.375% 10/31/26 (b)		350,000	312,004
Camelot Finance SA 4.5% 11/1/26 (b)		250,000	234,109
Gartner, Inc.:
3.75% 10/1/30(b)		180,000	155,440
4.5% 7/1/28(b)		260,000	242,460
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		550,000	526,625
Virtusa Corp. 7.125% 12/15/28 (b)		135,000	110,531
			1,876,819
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		340,000	294,852
2.45% 2/15/31(b)		9,138,000	7,366,996
2.6% 2/15/33(b)		14,788,000	11,433,076
3.5% 2/15/41(b)		2,339,000	1,713,495
3.75% 2/15/51(b)		1,098,000	787,432
Entegris, Inc.:
3.625% 5/1/29(b)		2,325,000	1,998,291
4.375% 4/15/28(b)		300,000	273,512
ON Semiconductor Corp. 3.875% 9/1/28 (b)		205,000	182,487
Qorvo, Inc. 4.375% 10/15/29		610,000	552,669
			24,602,810
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		865,000	795,800
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)		135,000	135,169
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		270,000	266,292
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		900,000	784,852
Cloud Software Group, Inc. 9% 9/30/29 (b)		2,570,000	2,297,266
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		445,000	447,893
Fair Isaac Corp.:
4% 6/15/28(b)		345,000	315,485
5.25% 5/15/26(b)		110,000	106,700
Gen Digital, Inc. 5% 4/15/25 (b)		867,000	849,911
McAfee Corp. 7.375% 2/15/30 (b)		240,000	209,978
MicroStrategy, Inc. 6.125% 6/15/28 (b)		395,000	353,614
Open Text Corp.:
3.875% 2/15/28(b)		215,000	191,333
3.875% 12/1/29(b)		1,250,000	1,060,027
Open Text Holdings, Inc. 4.125% 12/1/31 (b)		110,000	91,309
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,258,458
2.3% 3/25/28		2,182,000	1,920,112
2.8% 4/1/27		1,191,000	1,093,964
2.875% 3/25/31		18,630,000	15,740,008
3.6% 4/1/40		1,192,000	902,097
3.6% 4/1/50		6,000	4,147
3.85% 4/1/60		6,000	4,078
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		590,000	567,993
			29,396,486
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		300,000	249,855
Seagate HDD Cayman:
5.75% 12/1/34		610,000	540,234
8.25% 12/15/29(b)		250,000	262,250
			1,052,339
TOTAL INFORMATION TECHNOLOGY			66,189,679

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		365,000	343,519
Braskem Idesa SAPI 6.99% 2/20/32 (b)		180,000	107,257
Celanese U.S. Holdings LLC:
6.35% 11/15/28		1,910,000	1,914,923
6.55% 11/15/30		1,930,000	1,930,951
6.7% 11/15/33		1,127,000	1,131,739
CF Industries Holdings, Inc. 4.95% 6/1/43		5,000	4,226
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		375,000	343,883
INEOS Finance PLC 6.75% 5/15/28 (b)		445,000	426,043
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		340,000	248,200
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,000,000	914,552
Meglobal BV 4.25% 11/3/26 (b)		70,000	66,942
MEGlobal Canada, Inc. 5% 5/18/25 (b)		200,000	195,970
Methanex Corp.:
5.125% 10/15/27		1,645,000	1,543,041
5.65% 12/1/44		181,000	148,042
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		200,000	162,181
5.25% 6/1/27(b)		1,575,000	1,400,264
Nufarm Australia Ltd. 5% 1/27/30 (b)		600,000	533,697
OCP SA:
3.75% 6/23/31(b)		600,000	495,162
5.625% 4/25/24(b)		150,000	148,863
Olin Corp.:
5% 2/1/30		370,000	338,798
5.625% 8/1/29		505,000	483,362
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		1,800,000	1,477,762
6.25% 10/1/29(b)		560,000	450,839
9.75% 11/15/28(b)		610,000	614,469
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		200,000	177,912
2.875% 5/11/31(b)		100,000	78,775
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		355,000	316,767
5.5% 3/18/31		55,000	44,020
5.875% 3/27/24		105,000	103,576
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		70,000	62,988
6.625% 5/1/29(b)		935,000	825,076
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		391,000	366,006
The Chemours Co. LLC:
5.375% 5/15/27		819,000	770,974
5.75% 11/15/28(b)		1,090,000	979,168
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		195,000	181,865
5.625% 8/15/29(b)		1,500,000	1,268,550
7.375% 3/1/31(b)		80,000	78,781
			20,679,143
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		200,000	171,498
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		180,000	175,498
			346,996
Containers & Packaging - 0.2%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)		700,000	562,606
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		183,000	148,769
6% 6/15/27(b)		183,000	178,446
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		595,000	555,824
5.25% 8/15/27(b)		560,000	476,399
5.25% 8/15/27(b)		600,000	510,427
Ball Corp. 6% 6/15/29		405,000	398,968
Berry Global, Inc. 4.875% 7/15/26 (b)		170,000	164,082
BWAY Holding Co. 7.875% 8/15/26 (b)		915,000	901,042
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		110,000	104,671
8.75% 4/15/30(b)		365,000	330,083
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		525,000	506,240
Crown Cork & Seal, Inc. 7.375% 12/15/26		35,000	36,374
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		35,000	30,522
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		65,000	58,509
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		395,000	398,535
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		225,000	221,080
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		350,000	330,142
8.5% 8/15/27(b)		1,465,000	1,389,620
			7,302,339
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/30 (b)		300,000	239,325
Arsenal AIC Parent LLC 8% 10/1/30 (b)		190,000	194,036
ATI, Inc.:
5.875% 12/1/27		625,000	607,813
7.25% 8/15/30		145,000	146,479
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		80,000	70,303
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50(b)		200,000	140,360
4.5% 8/1/47(b)		80,000	64,298
5.125% 2/2/33(b)		200,000	191,516
CSN Islands XI Corp. 6.75% 1/28/28 (b)		255,000	238,848
CSN Resources SA 5.875% 4/8/32 (b)		120,000	96,600
Endeavour Mining PLC 5% 10/14/26 (b)		210,000	183,481
ERO Copper Corp. 6.5% 2/15/30 (b)		1,810,000	1,572,094
First Quantum Minerals Ltd. 6.875% 3/1/26 (b)		1,455,000	1,421,768
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		5,000	4,613
Fresnillo PLC 4.25% 10/2/50 (b)		200,000	146,064
Gcm Mining Corp. 6.875% 8/9/26 (b)		220,000	175,038
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		875,000	773,786
Mineral Resources Ltd. 8% 11/1/27 (b)		540,000	538,113
Novelis Corp. 3.875% 8/15/31 (b)		1,000,000	827,962
PMHC II, Inc. 9% 2/15/30 (b)		435,000	358,791
POSCO 5.875% 1/17/33 (b)		200,000	206,242
PT Freeport Indonesia:
4.763% 4/14/27(b)		200,000	192,010
6.2% 4/14/52(b)		200,000	177,750
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		200,000	192,068
Stillwater Mining Co.:
4% 11/16/26(b)		175,000	153,778
4.5% 11/16/29(b)		80,000	62,958
VM Holding SA 6.5% 1/18/28 (b)		200,000	191,176
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		90,000	58,579
			9,225,849
Paper & Forest Products - 0.0%
LABL, Inc. 10.5% 7/15/27 (b)		615,000	588,626
SPA Holdings 3 OY 4.875% 2/4/28 (b)		180,000	149,474
			738,100
TOTAL MATERIALS			38,292,427

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	644,640
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	131,443
3.625% 4/15/32		881,000	754,775
Boston Properties, Inc.:
3.25% 1/30/31		5,966,000	4,856,746
4.5% 12/1/28		295,000	272,213
6.75% 12/1/27		1,463,000	1,494,217
Corporate Office Properties LP:
2.25% 3/15/26		300,000	270,947
2.75% 4/15/31		252,000	194,225
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		155,000	152,144
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		149,000	126,924
3.5% 8/1/26		155,000	144,697
Healthpeak OP, LLC:
3.25% 7/15/26		59,000	55,803
3.5% 7/15/29		68,000	61,067
Hudson Pacific Properties LP 4.65% 4/1/29		1,622,000	1,235,941
Invitation Homes Operating Partnership LP 4.15% 4/15/32		1,320,000	1,174,798
Kite Realty Group Trust 4.75% 9/15/30		68,000	62,246
LXP Industrial Trust (REIT):
2.7% 9/15/30		350,000	277,345
4.4% 6/15/24		458,000	448,917
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	170,000	168,311
3.5% 3/15/31		2,105,000	1,366,930
5% 10/15/27		2,375,000	1,876,196
5.25% 8/1/26		515,000	437,523
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		23,780,000	17,748,634
3.375% 2/1/31		646,000	521,780
3.625% 10/1/29		1,605,000	1,359,973
4.5% 1/15/25		549,000	535,332
4.5% 4/1/27		1,899,000	1,796,208
4.75% 1/15/28		283,000	265,761
4.95% 4/1/24		600,000	596,739
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	231,669
Realty Income Corp.:
2.2% 6/15/28		160,000	138,860
2.85% 12/15/32		197,000	159,664
3.25% 1/15/31		172,000	148,733
3.4% 1/15/28		271,000	251,344
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,678
SBA Communications Corp. 3.125% 2/1/29		1,245,000	1,065,956
Service Properties Trust:
4.375% 2/15/30		385,000	292,287
4.95% 2/15/27		50,000	43,276
4.95% 10/1/29		20,000	15,766
5.5% 12/15/27		185,000	163,742
Simon Property Group LP 2.45% 9/13/29		262,000	221,753
SITE Centers Corp.:
3.625% 2/1/25		39,000	37,106
4.25% 2/1/26		287,000	268,708
Store Capital Corp.:
2.75% 11/18/30		5,212,000	3,823,586
4.625% 3/15/29		149,000	128,245
Sun Communities Operating LP:
2.3% 11/1/28		392,000	329,559
2.7% 7/15/31		956,000	759,049
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(b)		3,170,000	2,163,527
10.5% 2/15/28(b)		300,000	299,290
Uniti Group, Inc. 6% 1/15/30 (b)		700,000	462,399
Ventas Realty LP:
3% 1/15/30		1,026,000	874,144
3.5% 2/1/25		573,000	551,132
3.75% 5/1/24		201,000	197,973
4% 3/1/28		4,720,000	4,384,684
4.125% 1/15/26		34,000	32,698
4.75% 11/15/30		6,487,000	6,083,557
VICI Properties LP:
4.375% 5/15/25		219,000	212,914
4.75% 2/15/28		5,694,000	5,414,636
4.95% 2/15/30		2,243,000	2,109,766
5.125% 5/15/32		588,000	544,970
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		155,000	148,482
4.125% 8/15/30(b)		400,000	350,234
4.25% 12/1/26(b)		505,000	475,747
4.5% 9/1/26(b)		826,000	781,826
4.625% 6/15/25(b)		95,000	91,944
4.625% 12/1/29(b)		305,000	275,522
5.625% 5/1/24(b)		400,000	396,872
5.75% 2/1/27(b)		60,000	58,803
Vornado Realty LP 2.15% 6/1/26		407,000	351,804
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,126,733
3.85% 7/15/29		129,000	116,138
4% 2/1/25		147,000	143,113
4.6% 4/1/24		653,000	647,870
			77,419,234
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		18,400	16,583
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	2,095,000	1,779,796
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	203,317
4.1% 10/1/24		1,434,000	1,369,148
4.55% 10/1/29		151,000	117,992
7.55% 3/15/28		2,185,000	2,048,784
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	927,639
Greystar Real Estate Partners 7.75% 9/1/30 (b)		135,000	136,357
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	525,000	409,884
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	281,823
Howard Hughes Corp. 4.375% 2/1/31 (b)		594,000	473,388
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		2,000	1,430
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	570,000	367,671
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	100,000	92,977
Tanger Properties LP:
2.75% 9/1/31		1,012,000	752,835
3.125% 9/1/26		1,289,000	1,169,732
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	190,000	178,993
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	200,000	212,464
			10,540,813
TOTAL REAL ESTATE			87,960,047

UTILITIES - 1.5%
Electric Utilities - 0.8%
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,469,919
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	165,000	155,159
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		200,000	201,960
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		845,000	781,326
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,339,751
3.743% 5/1/26		4,110,000	3,859,723
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	144,290
Duke Energy Corp.:
2.45% 6/1/30		464,000	385,968
3.85% 6/15/34	EUR	350,000	347,602
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		241,000	192,069
2.775% 1/7/32(b)		998,000	770,048
Edison International 5.75% 6/15/27		1,616,000	1,619,418
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	500,000	579,374
5.7% 5/23/28(b)		250,000	250,244
6.25% 5/23/33(b)		250,000	257,240
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (c)	EUR	500,000	437,132
Enel SpA 3.375% (Reg. S) (c)(i)	EUR	245,000	246,405
Entergy Corp. 2.8% 6/15/30		476,000	401,372
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		175,000	163,648
7.125% 2/11/25(b)		280,000	275,890
8.45% 8/10/28(b)		70,000	67,795
Exelon Corp.:
3.35% 3/15/32		460,000	395,232
4.05% 4/15/30		12,774,000	11,803,098
4.1% 3/15/52		341,000	263,842
4.7% 4/15/50		122,000	103,509
FirstEnergy Corp. 4.15% 7/15/27		485,000	457,480
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	318,384
IPALCO Enterprises, Inc. 3.7% 9/1/24		100,000	97,305
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		200,000	169,208
Lamar Funding Ltd. 3.958% 5/7/25 (b)		200,000	190,778
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		200,000	180,512
NextEra Energy Partners LP 4.25% 9/15/24 (b)		26,000	24,895
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	610,000	575,532
NRG Energy, Inc.:
3.375% 2/15/29(b)		90,000	74,184
3.625% 2/15/31(b)		175,000	136,575
3.875% 2/15/32(b)		300,000	231,835
5.25% 6/15/29(b)		155,000	139,516
5.75% 1/15/28		235,000	222,328
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		33,775	33,606
Pacific Gas & Electric Co. 4.95% 7/1/50		975,000	753,895
Pattern Energy Operations LP 4.5% 8/15/28 (b)		145,000	132,009
PG&E Corp.:
5% 7/1/28		3,712,000	3,414,697
5.25% 7/1/30		515,000	457,537
Southern Co. 1.875% 9/15/81 (c)	EUR	680,000	581,127
Topaz Solar Farms LLC 5.75% 9/30/39 (b)		117,929	111,510
Vistra Operations Co. LLC:
5% 7/31/27(b)		605,000	569,008
5.5% 9/1/26(b)		851,000	820,846
5.625% 2/15/27(b)		275,000	264,745
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	275,000	346,716
			37,816,242
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		565,000	503,808
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		200,000	176,340
Emera U.S. Finance LP 3.55% 6/15/26		57,000	53,927
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		400,000	293,500
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		350,000	324,664
Sunnova Energy Corp. 5.875% 9/1/26 (b)		365,000	321,184
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		155,000	144,508
TerraForm Power Operating LLC 5% 1/31/28 (b)		35,000	31,785
The AES Corp.:
2.45% 1/15/31		17,557,000	13,940,796
3.3% 7/15/25(b)		1,621,000	1,541,360
3.95% 7/15/30(b)		2,563,000	2,278,129
			19,610,001
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		150,000	122,508
4.696% 4/24/33(b)		200,000	195,750
4.875% 4/23/30(b)		30,000	30,022
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,231,742
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	200,000	218,648
NiSource, Inc.:
2.95% 9/1/29		1,066,000	938,024
3.6% 5/1/30		6,994,000	6,268,168
Puget Energy, Inc.:
4.1% 6/15/30		560,000	500,869
4.224% 3/15/32		4,134,000	3,642,683
Sempra 6% 10/15/39		106,000	105,985
			14,254,399
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	172,325
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	100,000	113,448
6.125% 2/26/24	GBP	145,000	183,686
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	165,000	174,410
Thames Water Utility Finance PLC:
1.875% 1/24/24 (Reg. S)	GBP	290,000	357,648
4% 6/19/25 (Reg. S)	GBP	340,000	401,962
			1,403,479
TOTAL UTILITIES			73,084,121

TOTAL NONCONVERTIBLE BONDS			1,509,998,376
TOTAL CORPORATE BONDS (Cost $1,607,794,418)			1,512,482,921

U.S. Treasury Obligations - 36.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	451,600	279,692
1.75% 8/15/41	12,905,000	8,671,051
1.875% 11/15/51	26,946,000	16,557,054
2% 11/15/41	13,900,000	9,726,199
2% 8/15/51	63,895,000	40,565,837
2.25% 2/15/52	29,700,000	20,035,899
2.375% 2/15/42	9,300,000	6,913,954
2.875% 5/15/49	38,253,600	29,651,023
2.875% 5/15/52	4,491,000	3,486,314
3% 2/15/47	19,862,700	15,790,071
3% 8/15/52	56,140,000	44,738,755
3.25% 5/15/42	11,778,000	10,057,768
3.625% 2/15/53	164,429,000	148,140,252
3.625% 5/15/53	7,727,000	6,968,788
3.875% 5/15/43 (j)	4,000,000	3,719,193
4.125% 8/15/53	43,569,000	42,983,542
U.S. Treasury Notes:
1.375% 11/15/31	240,000	194,503
1.75% 1/31/29	15,000,000	13,189,453
2.625% 7/31/29	30,000,000	27,475,781
2.75% 8/15/32	54,222,000	48,670,599
2.875% 5/15/32	31,868,000	28,961,290
3.375% 5/15/33	73,800,000	69,521,906
3.5% 1/31/30	85,698,000	82,206,476
3.5% 4/30/30	126,964,000	121,726,735
3.5% 2/15/33	101,614,000	96,771,458
3.625% 3/31/28	4,900,000	4,763,336
3.625% 5/31/28	178,200,000	173,313,361
3.625% 3/31/30	189,000	182,562
3.875% 3/31/25 (j)	4,000,000	3,927,656
3.875% 1/15/26	4,380,000	4,297,191
3.875% 9/30/29	62,670,000	61,414,152
3.875% 12/31/29	157,420,000	154,253,152
3.875% 8/15/33 (j)	5,254,000	5,160,413
4% 2/15/26	1,820,000	1,791,278
4% 2/29/28	30,300,000	29,927,168
4% 6/30/28	66,740,000	65,942,249
4% 10/31/29	45,000,000	44,397,070
4% 2/28/30	168,000	165,861
4.125% 7/31/28	127,000,000	126,255,859
4.125% 11/15/32	160,450,000	160,374,789
4.375% 10/31/24	1,000,000	989,648
4.625% 3/15/26	3,620,000	3,617,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,855,081,105)		1,737,776,651

U.S. Government Agency - Mortgage Securities - 18.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.5%
1% 12/1/36	2,694,034	2,212,579
1.5% 9/1/35 to 4/1/52 (k)	24,393,936	19,458,285
2% 2/1/28 to 3/1/52 (k)	50,323,164	41,763,445
2.5% 1/1/28 to 1/1/52	92,580,125	78,648,266
3% 2/1/31 to 5/1/52	42,248,077	37,797,823
3.5% 8/1/34 to 4/1/52 (j)	15,053,331	13,846,672
4% 1/1/42 to 6/1/52	15,514,759	14,478,589
4.5% to 4.5% 8/1/33 to 12/1/52	18,318,358	17,489,487
5% 5/1/41 to 4/1/53	7,223,716	7,058,396
5.5% 9/1/52 to 8/1/53	23,976,876	23,772,142
6% 11/1/52 to 6/1/53	4,937,521	4,982,940
TOTAL FANNIE MAE		261,508,624
Freddie Mac - 3.6%
1.5% 8/1/35 to 4/1/51	18,374,848	14,520,514
2% 6/1/35 to 4/1/52	48,954,988	41,840,053
2.5% 1/1/28 to 3/1/52	42,302,409	35,902,239
3% 12/1/30 to 3/1/52 (j)	19,644,560	17,208,839
3.5% 3/1/32 to 5/1/52 (j)(l)	8,546,005	7,817,404
3.5% 9/1/47	53,684	49,048
4% 5/1/37 to 10/1/52	1,912,279	1,798,437
4.5% 11/1/40 to 9/1/52	7,834,836	7,558,328
5% 9/1/52 to 8/1/53 (k)	18,387,157	17,880,684
5.5% 10/1/52 to 8/1/53 (k)	17,530,332	17,420,035
6% 3/1/53 to 7/1/53	5,733,768	5,817,557
6.5% 1/1/53	747,780	760,341
TOTAL FREDDIE MAC		168,573,479
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	24,206	22,895
Ginnie Mae - 4.0%
2% 11/20/50 to 4/20/51	14,129,844	11,695,742
2% 9/1/53 (m)	10,250,000	8,456,254
2% 9/1/53 (m)	13,700,000	11,302,505
2% 9/1/53 (m)	2,350,000	1,938,751
2% 9/1/53 (m)	3,250,000	2,681,251
2% 9/1/53 (m)	5,150,000	4,248,752
2% 9/1/53 (m)	4,700,000	3,877,502
2% 10/1/53 (m)	1,350,000	1,114,911
2% 10/1/53 (m)	16,950,000	13,998,322
2.5% 6/20/51 to 12/20/51	6,320,016	5,385,712
2.5% 9/1/53 (m)	6,050,000	5,149,600
2.5% 9/1/53 (m)	6,050,000	5,149,600
2.5% 9/1/53 (m)	6,300,000	5,362,394
2.5% 9/1/53 (m)	4,850,000	4,128,192
2.5% 9/1/53 (m)	3,350,000	2,851,432
2.5% 9/1/53 (m)	4,900,000	4,170,751
2.5% 10/1/53 (m)	3,450,000	2,939,379
3% 12/20/42 to 10/20/50	976,807	867,348
3% 9/1/53 (m)	7,650,000	6,726,597
3% 9/1/53 (m)	5,100,000	4,484,398
3% 9/1/53 (m)	5,250,000	4,616,292
3% 9/1/53 (m)	1,950,000	1,714,623
3% 9/1/53 (m)	250,000	219,823
3% 9/1/53 (m)	4,200,000	3,693,034
3% 10/1/53 (m)	9,000,000	7,918,917
3.5% 12/20/41 to 2/20/50	519,061	479,059
3.5% 9/1/53 (m)	6,150,000	5,583,920
3.5% 9/1/53 (m)	400,000	363,182
3.5% 9/1/53 (m)	1,775,000	1,611,619
3.5% 9/1/53 (m)	4,800,000	4,358,182
3.5% 9/1/53 (m)	3,550,000	3,223,238
3.5% 9/1/53 (m)	3,700,000	3,359,432
3.5% 9/1/53 (m)	3,750,000	3,404,829
3.5% 10/1/53 (m)	3,200,000	2,906,080
4% 10/20/40 to 4/20/48	1,644,180	1,561,958
4% 9/1/53 (m)	6,350,000	5,917,495
4% 9/1/53 (m)	4,950,000	4,612,850
4.5% 4/20/35 to 12/20/48	335,015	325,881
4.5% 9/1/53 (m)	7,500,000	7,147,370
4.5% 9/1/53 (m)	2,800,000	2,668,352
5% 4/20/48	273,246	272,447
5% 9/1/53 (m)	9,450,000	9,195,773
5% 9/1/53 (m)	850,000	827,133
5.5% 9/1/53 (m)	3,600,000	3,564,562
5.5% 9/1/53 (m)	3,500,000	3,465,547
TOTAL GINNIE MAE		189,540,991
Uniform Mortgage Backed Securities - 5.5%
1.5% 9/1/53 (m)	4,575,000	3,448,954
1.5% 9/1/53 (m)	3,825,000	2,883,552
2% 9/1/53 (m)	20,200,000	16,080,503
2% 9/1/53 (m)	13,350,000	10,627,461
2% 9/1/53 (m)	33,150,000	26,389,538
2% 9/1/53 (m)	3,200,000	2,547,406
2% 9/1/53 (m)	1,000,000	796,065
2% 9/1/53 (m)	950,000	756,261
2% 9/1/53 (m)	15,725,000	12,518,114
2% 9/1/53 (m)	11,100,000	8,836,316
2% 9/1/53 (m)	7,050,000	5,612,255
2% 9/1/53 (m)	5,350,000	4,258,945
2% 9/1/53 (m)	2,850,000	2,268,784
2% 9/1/53 (m)	2,025,000	1,612,031
2% 9/1/53 (m)	4,000,000	3,184,258
2% 9/1/53 (m)	18,650,000	14,846,603
2% 9/1/53 (m)	1,300,000	1,034,884
2% 10/1/53 (m)	29,100,000	23,198,441
2% 10/1/53 (m)	11,650,000	9,287,349
2% 10/1/53 (m)	11,650,000	9,287,349
2% 10/1/53 (m)	17,450,000	13,911,093
2.5% 9/1/53 (m)	4,350,000	3,605,233
2.5% 9/1/53 (m)	3,050,000	2,527,807
2.5% 9/1/53 (m)	1,900,000	1,574,699
2.5% 9/1/53 (m)	525,000	435,114
3% 9/1/53 (m)	5,800,000	4,996,836
3% 9/1/53 (m)	11,600,000	9,993,671
3% 9/1/53 (m)	1,875,000	1,615,356
3.5% 9/1/53 (m)	23,175,000	20,708,130
4% 9/1/53 (m)	9,050,000	8,354,281
4% 9/1/53 (m)	5,050,000	4,661,781
4% 9/1/53 (m)	3,975,000	3,669,422
5% 9/1/38 (m)	4,600,000	4,543,578
5% 9/1/38 (m)	5,350,000	5,284,379
5.5% 9/1/53 (m)	8,900,000	8,791,531
5.5% 9/1/53 (m)	3,950,000	3,901,859
5.5% 9/1/53 (m)	2,175,000	2,148,492
5.5% 9/1/53 (m)	300,000	296,344
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		260,494,675
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $907,727,532)		880,140,664

Asset-Backed Securities - 4.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	232,226	143,980
Series 2019-1 Class A, 3.844% 5/15/39 (b)	159,937	111,956
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	490,393	411,381
Class B, 4.458% 10/16/39 (b)	220,258	83,995
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,207,836	1,064,127
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,316,190	2,001,119
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	8,960,585	8,602,251
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(c)(d)	409,000	407,715
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7096% 10/17/34 (b)(c)(d)	3,255,000	3,225,295
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(c)(d)	5,734,000	5,695,697
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/34 (b)(c)(d)	2,407,000	2,377,813
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.7296% 10/15/34 (b)(c)(d)	5,069,000	5,019,197
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(c)(d)	1,450,000	1,434,196
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(c)(d)	1,078,000	1,065,783
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.6407% 4/30/31 (b)(c)(d)	2,240,849	2,227,760
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	233,851	196,203
Class B, 4.335% 1/16/40 (b)	138,939	71,556
Apollo Aviation Securitization Trust Series 2017-1A Class A, 3.967% 5/16/42 (b)(g)	139,327	117,734
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(c)(d)	674,000	673,002
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6428% 4/25/34 (b)(c)(d)	1,292,000	1,275,336
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(c)(d)	1,381,000	1,371,742
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(c)(d)	2,223,000	2,193,937
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(c)(d)	5,656,000	5,599,400
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(c)(d)	369,000	368,053
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(c)(d)	987,000	978,492
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,100,000	2,082,212
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6328% 4/25/34 (b)(c)(d)	1,547,000	1,527,132
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(c)(d)	1,550,000	1,546,111
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(c)(d)	20,400,000	20,189,574
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(c)(d)	1,493,000	1,478,077
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	234,599	215,972
Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,968,566	1,692,455
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(c)(d)	1,890,286	1,883,626
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,600,000	1,571,269
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	983,026	874,166
Class B, 5.095% 4/15/39 (b)	186,315	119,245
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	127,619	116,024
Series 2021-1A Class A, 3.474% 1/15/46 (b)	293,473	270,738
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(d)	1,192,000	1,187,094
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(c)(d)	1,985,000	1,959,078
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	1,571,000	1,548,144
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(d)	2,472,000	2,471,637
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(c)(d)	12,418,000	12,224,813
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(c)(d)	1,501,000	1,477,825
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,163,925	1,114,171
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(c)(d)	2,765,000	2,721,180
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(c)(d)	2,111,000	2,100,975
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(c)(d)	2,090,000	2,072,465
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	275,940	254,012
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	1,300,000	1,292,674
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	964,000	964,776
Class A3, 5.64% 2/22/28 (b)	733,000	735,958
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(c)(d)	3,389,000	3,340,971
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	2,508,000	2,488,944
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(c)(d)	1,277,000	1,273,847
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(c)(d)	2,400,000	2,390,561
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(c)(d)	3,895,000	3,859,034
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(c)(d)	2,292,000	2,265,690
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(c)(d)	684,000	679,878
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(c)(d)	1,782,000	1,767,423
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(c)(d)	330,000	327,633
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(c)(d)	3,076,000	3,056,572
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(c)(d)	1,500,000	1,487,903
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(c)(d)	1,833,000	1,830,802
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,500,000	1,482,035
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	884,000	881,302
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,490,000	1,497,964
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2 Class A3, 3.1% 2/16/27	2,800,000	2,717,468
Series 2022-4 Class A3, 4.82% 8/16/27	3,291,000	3,259,041
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	772,000	771,617
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	800,000	801,917
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	190,645	163,249
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,050,125	1,746,973
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	2,000,000	1,994,524
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(c)(d)	1,056,000	1,049,267
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(c)(d)	2,473,000	2,430,890
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(c)(d)	760,000	758,966
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5272% 1/22/28 (b)(c)(d)	1,618,908	1,612,386
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(c)(d)	2,200,000	2,186,004
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(c)(d)	1,719,000	1,696,038
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(c)(d)	2,347,000	2,328,015
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8072% 1/22/31 (b)(c)(d)	390,000	385,747
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(d)	1,513,000	1,516,465
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(c)(d)	348,000	345,377
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(d)	1,800,000	1,787,794
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6078% 4/20/34 (b)(c)(d)	1,238,000	1,223,950
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7428% 1/25/35 (b)(c)(d)	1,275,000	1,269,120
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(c)(d)	1,460,000	1,449,072
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	17,367	17,334
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	2,068,000	2,067,040
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(c)(d)	1,377,918	1,376,233
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(c)(d)	1,494,000	1,482,299
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,571,625	1,508,879
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,279,330	1,929,154
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,299,550	1,166,255
Class A2II, 4.008% 12/5/51 (b)	1,162,288	958,413
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	415,077	351,877
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(c)(d)	1,839,000	1,825,974
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(c)(d)	2,290,000	2,259,962
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	703,149	594,962
Class B, 4.335% 3/15/40 (b)	228,997	163,742
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	699,000	666,875
1.884% 7/15/50 (b)	403,000	363,843
2.328% 7/15/52 (b)	308,000	264,799
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(c)(d)	298,633	298,663
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(c)(d)	6,927,000	6,839,900
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8615% 4/18/33 (b)(c)(d)	2,900,000	2,890,471
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5296% 4/16/31 (b)(c)(d)	903,844	898,070
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(c)(d)	250,000	248,524
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5617% 4/19/34 (b)(c)(d)	1,566,000	1,541,635
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(d)	1,720,000	1,709,582
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,743,000	1,738,503
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	96,956	87,661
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	4,169,881	3,544,483
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	832,116	690,706
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,750,000	3,655,346
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	1,771,000	1,762,997
Class A3, 4.93% 4/20/26 (b)	1,472,000	1,456,760
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.7261% 10/20/34 (b)(c)(d)	2,041,000	2,042,872
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(c)	710,097	675,807
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	800,000	792,256
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(c)(d)	679,000	677,969
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(c)(d)	960,000	953,240
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(d)	1,995,000	1,980,059
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(c)(d)	2,549,000	2,525,039
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	849,000	844,903
Class A3, 4.66% 5/15/28	1,559,000	1,537,027
Series 2023-C Class A3, 5.15% 11/15/28	949,000	947,452
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,740,000	1,733,998
TOTAL ASSET-BACKED SECURITIES (Cost $235,776,972)		231,605,126

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.1%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	1,136,615	1,015,881
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	611,460	591,323
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,284,801	1,209,932
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	1,983,885	1,794,196
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	417,956	371,206
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	615,613	580,342
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	374,668	353,418
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,481,785	1,350,888
TOTAL PRIVATE SPONSOR		7,267,186
U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class Series 2021-69 Class JK, 1.5% 10/25/51	402,183	322,513
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	567,809	474,041
Series 2020-43 Class MA, 2% 1/25/45	1,580,639	1,384,236
Series 2020-49 Class JA, 2% 8/25/44	335,070	297,531
Series 2020-80 Class BA, 1.5% 3/25/45	844,227	708,387
Series 2021-68 Class A, 2% 7/25/49	662,452	531,287
Series 2021-85 Class L, 2.5% 8/25/48	362,102	312,365
Series 2021-95:
Class 0, 2.5% 9/25/48	1,131,759	971,890
Class BA, 2.5% 6/25/49	1,694,443	1,457,009
Series 2021-96 Class HA, 2.5% 2/25/50	597,297	518,498
Series 2022-1 Class KA, 3% 5/25/48	364,464	324,010
Series 2022-11 Class B, 3% 6/25/49	479,350	430,117
Series 2022-13:
Class HA, 3% 8/25/46	404,154	368,826
Class JA, 3% 5/25/48	756,513	675,260
Class MA, 3% 5/25/44	6,678,079	6,158,416
Series 2022-3:
Class D, 2% 2/25/48	1,753,612	1,503,568
Class N, 2% 10/25/47	4,282,951	3,581,072
Series 2022-30 Class E, 4.5% 7/25/48	922,679	886,715
Series 2022-35 Class CK, 4% 3/25/47	3,125,803	2,934,453
Series 2022-4 Class B, 2.5% 5/25/49	436,244	374,497
Series 2022-49 Class TC, 4% 12/25/48	302,854	289,300
Series 2022-7:
Class A, 3% 5/25/48	519,039	461,483
Class E, 2.5% 11/25/47	1,682,131	1,473,237
Series 2022-9 Class BA, 3% 5/25/48	608,499	542,528
Series 2020-45 Class JL, 3% 7/25/40	37,113	33,414
Series 2021-59 Class H, 2% 6/25/48	375,622	306,202
Series 2021-66:
Class DA, 2% 1/25/48	405,771	331,861
Class DM, 2% 1/25/48	431,218	352,673
Series 2022-28 Class A, 2.5% 2/25/52	1,414,337	1,278,144
Series 2023-13 Class CK, 1.5% 11/25/50	2,495,104	1,952,755
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	294,221	235,525
Series 2021-5148:
Class AD, 1.5% 10/25/51	396,524	318,684
Class PC, 1.5% 10/25/51	396,426	315,158
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	1,514,687	1,338,195
Series 2020-5018:
Class LC, 3% 10/25/40	249,161	224,359
Class LY, 3% 10/25/40	188,792	170,034
Series 2020-5058 Class BE, 3% 11/25/50	937,752	804,608
Series 2021-5169 Class BA, 2.5% 5/25/49	1,036,223	891,877
Series 2021-5175 Class CB, 2.5% 4/25/50	2,134,460	1,827,865
Series 2021-5178 Class TP, 2.5% 4/25/49	869,309	747,031
Series 2021-5180 Class KA, 2.5% 10/25/47	431,025	377,873
Series 2022-5189:
Class DA, 2.5% 5/25/49	265,544	227,046
Class TP, 2.5% 5/25/49	626,536	541,586
Series 2022-5190:
Class BA, 2.5% 11/25/47	265,434	229,270
Class CA, 2.5% 5/25/49	523,976	447,661
Series 2022-5191 Class CA, 2.5% 4/25/50	507,436	435,304
Series 2022-5197:
Class A, 2.5% 6/25/49	523,977	452,801
Class DA, 2.5% 11/25/47	201,595	174,173
Series 2022-5198 Class BA, 2.5% 11/25/47	859,781	752,108
Series 2022-5202:
Class AG, 3% 1/25/49	306,507	272,989
Class BC, 3% 5/25/48	1,096,486	980,893
Class LB, 2.5% 10/25/47	215,237	185,506
Class UA, 3% 4/25/50	349,650	310,029
Series 2020-5000 Class BA, 2% 4/25/45	1,114,107	973,469
Series 2020-5041 Class LB, 3% 11/25/40	423,528	381,271
Series 2021-5083 Class VA, 1% 8/15/38	1,195,532	1,104,196
Series 2021-5176 Class AG, 2% 1/25/47	1,620,952	1,381,424
Series 2021-5182 Class A, 2.5% 10/25/48	2,792,060	2,395,482
Series 2022-5210 Class AB, 3% 1/25/42	719,668	651,318
Series 2022-5213 Class AH, 2.25% 4/25/37	1,169,914	1,065,964
Series 2022-5214 Class CB, 3.25% 4/25/52	1,745,318	1,587,869
Series 2022-5236 Class P, 5% 4/25/48	465,748	457,703
Series 2022-5266 Class CD, 4.5% 10/25/44	1,075,712	1,043,034
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	504,797	407,216
sequential payer Series 2021-5159 Class GC, 2% 11/25/47	346,127	295,951
TOTAL U.S. GOVERNMENT AGENCY		55,241,760
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,674,548)		62,508,946

Commercial Mortgage Securities - 4.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.461% 1/15/39 (b)(c)(d)	1,235,000	1,201,403
Class B, CME Term SOFR 1 Month Index + 1.550% 6.861% 1/15/39 (b)(c)(d)	311,000	300,895
Class C, CME Term SOFR 1 Month Index + 2.150% 7.461% 1/15/39 (b)(c)(d)	167,000	160,624
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	496,000	451,784
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	111,000	90,588
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	3,300,000	3,033,982
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,900,000	2,679,784
Series 2018-BN14:
Class A4, 4.231% 9/15/60	1,600,000	1,505,127
Class ASB, 4.185% 9/15/60	321,000	309,958
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	96,442
Series 2022-BNK44, Class A5, 5.9371% 11/15/55 (c)	7,185,000	7,336,333
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	1,300,000	1,297,017
Class A3, 6.26% 4/15/56	1,900,000	1,930,322
Series 2020-BN30 Class MCDE, 3.0155% 12/15/53 (c)	5,208,000	3,040,915
Series 2021-BN33 Class XA, 1.1682% 5/15/64 (c)(n)	9,649,325	521,567
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,700,000	1,567,014
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	1,000,000	1,024,907
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	118,184
Series 2019-B10 Class ASB, 3.615% 3/15/62	500,000	468,634
Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,000,000	938,388
Series 2021-B27 Class XA, 1.3791% 7/15/54 (c)(n)	4,167,041	280,174
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4745% 11/15/28 (b)(c)(d)	701,000	698,982
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	700,000	720,464
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(c)(d)	7,887,000	7,744,498
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7575% 4/15/37 (b)(c)(d)	1,165,000	1,135,058
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (b)(c)(d)	2,043,000	1,995,570
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3233% 10/15/36 (b)(c)(d)	306,000	296,592
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5231% 10/15/36 (b)(c)(d)	5,034,000	4,863,518
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7228% 10/15/36 (b)(c)(d)	1,147,000	1,098,806
Class E, CME Term SOFR 1 Month Index + 2.060% 7.372% 10/15/36 (b)(c)(d)	1,381,000	1,326,416
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3234% 2/15/39 (b)(c)(d)	1,940,116	1,886,578
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6228% 2/15/39 (b)(c)(d)	685,319	665,275
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8722% 2/15/39 (b)(c)(d)	1,495,388	1,429,261
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2713% 2/15/39 (b)(c)(d)	685,319	653,084
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3005% 11/15/32 (b)(c)(d)	420,361	417,838
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7245% 4/15/34 (b)(c)(d)	1,917,000	1,906,301
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0245% 4/15/34 (b)(c)(d)	210,000	208,571
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3245% 4/15/34 (b)(c)(d)	220,000	218,034
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4245% 4/15/34 (b)(c)(d)	500,000	498,043
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.505% 10/15/36 (b)(c)(d)	1,159,400	1,152,067
Class C, CME Term SOFR 1 Month Index + 1.360% 6.675% 10/15/36 (b)(c)(d)	708,050	702,676
Class D, CME Term SOFR 1 Month Index + 1.560% 6.875% 10/15/36 (b)(c)(d)	1,244,400	1,233,382
Class E, CME Term SOFR 1 Month Index + 1.910% 7.225% 10/15/36 (b)(c)(d)	3,324,350	3,290,712
Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2255% 6/15/38 (b)(c)(d)	208,891	199,451
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4755% 8/15/39 (b)(c)(d)	1,156,000	1,155,999
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8015% 4/15/37 (b)(c)(d)	2,697,585	2,684,896
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2505% 4/15/37 (b)(c)(d)	965,772	949,728
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6005% 4/15/37 (b)(c)(d)	218,181	212,181
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1495% 4/15/37 (b)(c)(d)	182,887	176,754
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (b)(c)(d)	4,506,427	4,495,024
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.0955% 6/15/38 (b)(c)(d)	284,092	278,563
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.180% 6.4955% 12/15/37 (b)(c)(d)	700,000	696,459
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,974,428	1,734,392
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	2,041,770	1,888,935
Citigroup Commercial Mortgage Trust sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	1,212,628	1,048,492
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	215,000	210,702
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,090,000	1,042,980
Series 2015-DC1 Class A4, 3.078% 2/10/48	2,400,000	2,334,044
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	3,174,000	2,747,572
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.338% 5/15/36 (b)(c)(d)	5,849,447	5,842,746
Class B, CME Term SOFR 1 Month Index + 1.270% 6.588% 5/15/36 (b)(c)(d)	5,442,460	5,426,751
Class C, CME Term SOFR 1 Month Index + 1.470% 6.788% 5/15/36 (b)(c)(d)	127,682	126,788
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	339,741	306,144
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	287,000	278,671
Class B, 4.5349% 4/15/36 (b)	100,000	96,400
Class C, 4.9414% 4/15/36 (b)(c)	100,000	96,209
Class D, 4.9414% 4/15/36 (b)(c)	118,000	112,563
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.608% 12/15/30 (b)(c)(d)	809,000	755,108
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1265% 11/15/38 (b)(c)(d)	10,075,000	9,860,088
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5457% 11/15/38 (b)(c)(d)	2,037,000	1,990,994
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0925% 11/15/38 (b)(c)(d)	284,000	272,599
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5045% 7/15/38 (b)(c)(d)	827,386	819,412
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8045% 7/15/38 (b)(c)(d)	1,492,539	1,471,927
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1245% 7/15/38 (b)(c)(d)	347,368	342,135
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6745% 7/15/38 (b)(c)(d)	1,664,314	1,637,153
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	5,661,000	5,485,117
Series 2015-K049 Class A2, 3.01% 7/25/25	255,000	244,700
Series 2015-K051 Class A2, 3.308% 9/25/25	403,000	387,884
Series 2020-K117 Class A2, 1.406% 8/25/30	600,000	480,258
Series 2021-K126 Class A2, 2.074% 1/25/31	700,000	581,923
Series 2022-K143 Class A2, 2.35% 3/25/32	1,300,000	1,077,552
Series 2022-K149 Class A2, 3.53% 8/25/32	2,000,000	1,815,441
Series 2022-K750 Class A2, 3% 9/25/29	1,400,000	1,271,075
Series 2023-154 Class A2, 4.35% 1/25/33	530,000	511,522
Series 2023-155 Class A2, 4.25% 4/25/33	350,000	335,136
Series 2023-157 Class A2, 4.2% 5/25/33	1,470,000	1,404,826
Series 2023-K-153 Class A2, 3.82% 12/25/32	2,070,000	1,916,966
Series 2023-K751 Class A2, 4.412% 3/25/30	589,000	574,555
Series 2017-K727 Class A2, 2.946% 7/25/24	1,977,520	1,934,373
Series 2021-K134 Class A2, 2.243% 10/25/31	1,232,000	1,020,218
Series 2022 K748 Class A2, 2.26% 1/25/29	2,855,000	2,512,665
Series K063 Class A2, 3.43% 1/25/27	900,000	856,955
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,148,076	1,109,861
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (b)(c)(d)	1,191,000	1,132,741
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5755% 10/15/36 (b)(c)(d)	184,000	171,308
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9755% 10/15/36 (b)(c)(d)	152,000	140,003
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	1,143,000	1,087,601
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	175,797
Series 2018-GS9 Class A4, 3.992% 3/10/51	3,400,000	3,154,645
Hilton U.S.A. Trust Series 2016-HHV Class E, 4.3333% 11/5/38 (b)(c)	165,000	148,316
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.7986% 8/15/39 (b)(c)(d)	3,384,000	3,386,116
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	385,000	348,109
Class CFX, 4.9498% 7/5/33 (b)	50,000	41,785
Class DFX, 5.3503% 7/5/33 (b)	76,000	61,993
Class EFX, 5.3635% 7/5/33 (b)(c)	105,000	84,073
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6057% 5/15/39 (b)(c)(d)	7,860,000	7,722,352
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1044% 5/15/39 (b)(c)(d)	1,986,000	1,943,051
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4036% 5/15/39 (b)(c)(d)	1,113,000	1,082,296
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8524% 5/15/39 (b)(c)(d)	1,354,000	1,291,609
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (b)(c)(d)	1,488,217	1,458,305
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3045% 3/15/38 (b)(c)(d)	358,784	350,221
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5245% 3/15/38 (b)(c)(d)	226,083	219,551
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8245% 3/15/38 (b)(c)(d)	314,550	304,278
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1745% 3/15/38 (b)(c)(d)	274,249	263,915
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6255% 7/15/38 (b)(c)(d)	434,000	414,394
Morgan Stanley BAML Trust sequential payer Series 2014 C14 Class A5, 4.064% 2/15/47	1,696,873	1,682,324
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.608% 8/15/33 (b)(c)(d)	239,200	189,514
Class C, CME Term SOFR 1 Month Index + 1.540% 6.858% 8/15/33 (b)(c)(d)	576,800	411,408
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,375,232
Series 2019-L2 Class A3, 3.806% 3/15/52	1,600,000	1,469,927
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,076,000	984,298
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	172,693
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	155,000	136,645
Class C, 3.283% 11/10/36 (b)(c)	149,000	127,272
MSCCG Trust floater Series 2018-SELF Class A, CME Term SOFR 1 Month Index + 0.940% 6.258% 10/15/37 (b)(c)(d)	1,124,062	1,118,731
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.6167% 1/15/37 (b)(c)	2,266,000	1,998,990
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9095% 10/15/36 (b)(c)(d)	2,530,202	2,465,111
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2285% 12/15/37 (b)(c)(d)	499,000	486,319
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8191% 12/15/37 (b)(c)(d)(g)	95,305	95,009
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3105% 2/15/39 (b)(c)(d)	501,000	471,784
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9605% 2/15/39 (b)(c)(d)	261,000	243,520
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1558% 11/15/38 (b)(c)(d)	2,410,000	2,361,616
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5048% 11/15/38 (b)(c)(d)	6,963,000	6,830,936
Class C, CME Term SOFR 1 Month Index + 1.440% 6.754% 11/15/38 (b)(c)(d)	679,000	662,387
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0032% 11/15/38 (b)(c)(d)	3,601,000	3,501,336
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,569,000	1,224,183
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	80,000	61,751
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6255% 5/15/31 (b)(c)(d)	1,021,000	977,224
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	596,706
Series 2019-C49 Class ASB, 3.933% 3/15/52	500,000	478,550
Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	201,504
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	3,300,000	3,110,027
WF-RBS Commercial Mortgage Trust sequential payer Series 2014 C19 Class A5, 4.101% 3/15/47	1,930,000	1,906,602
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $203,528,529)		197,632,713

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	1,670,000	1,620,400
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,032,000	1,104,951
Toledo Hosp. 6.015% 11/15/48	190,000	129,865
TOTAL MUNICIPAL SECURITIES (Cost $2,992,633)		2,855,216

Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		235,000	205,085
8.75% 4/14/32 (b)		100,000	82,003
9.375% 5/8/48 (b)		35,000	26,666
9.5% 11/12/25 (b)		230,000	225,830
Arab Republic of Egypt:
7.5% 1/31/27 (b)		225,000	161,332
7.5% 2/16/61 (b)		290,000	145,212
7.6003% 3/1/29 (b)		160,000	102,618
7.903% 2/21/48 (b)		20,000	10,105
8.7002% 3/1/49 (b)		380,000	200,192
Argentine Republic:
0.75% 7/9/30 (e)		3,105,589	1,042,826
1% 7/9/29		95,826	30,976
3.5% 7/9/41 (e)		350,000	107,345
3.625% 7/9/35 (e)		2,598,239	763,207
4.25% 1/9/38 (e)		680,000	237,463
Bahamian Republic 6% 11/21/28 (b)		95,000	77,564
Bahrain Kingdom 5.625% 5/18/34 (b)		65,000	57,026
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		200,000	195,500
Barbados Government 6.5% 10/1/29 (b)		175,000	162,974
Bermuda Government 2.375% 8/20/30 (b)		425,000	347,909
Brazilian Federative Republic:
3.875% 6/12/30		270,000	238,961
7.125% 1/20/37		175,000	182,999
8.25% 1/20/34		325,000	365,583
Buenos Aires Province 5.25% 9/1/37 (b)(e)		205,000	77,900
Cameroon Republic 9.5% 11/19/25 (b)		135,000	130,129
Chilean Republic:
2.45% 1/31/31		460,000	390,499
3.1% 1/22/61		225,000	141,721
4% 1/31/52		275,000	217,256
5.33% 1/5/54		200,000	192,700
Colombian Republic:
3% 1/30/30		560,000	444,332
3.125% 4/15/31		200,000	154,000
5% 6/15/45		450,000	316,278
5.2% 5/15/49		140,000	98,433
7.5% 2/2/34		70,000	69,432
8% 4/20/33		65,000	67,198
Costa Rican Republic:
5.625% 4/30/43 (b)		125,000	108,326
6.125% 2/19/31 (b)		70,000	69,710
6.55% 4/3/34 (b)		100,000	100,594
7% 4/4/44 (b)		25,000	24,703
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(h)		60,000	26,944
6.825% (b)(h)		70,000	32,709
7.55% (b)(h)		20,000	8,955
7.85% (b)(h)		250,000	112,163
Dominican Republic:
5.3% 1/21/41 (b)		200,000	156,282
5.5% 1/27/25		400,000	395,164
5.875% 1/30/60 (b)		400,000	306,684
5.95% 1/25/27 (b)		1,900,000	1,856,357
6% 7/19/28 (b)		2,400,000	2,315,928
6.85% 1/27/45 (b)		75,000	67,031
6.875% 1/29/26 (b)		70,000	70,281
7.05% 2/3/31 (b)		150,000	148,808
Ecuador Republic:
3.5% 7/31/35 (b)(e)		225,000	82,352
6% 7/31/30 (b)(e)		400,000	194,752
El Salvador Republic 7.1246% 1/20/50 (b)		175,000	115,960
Emirate of Abu Dhabi:
3% 9/15/51 (b)		140,000	94,868
3.125% 9/30/49 (b)		620,000	432,425
3.875% 4/16/50 (b)		1,260,000	1,011,238
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		200,000	141,686
5.25% 1/30/43 (Reg. S)		200,000	181,656
Gabonese Republic:
6.95% 6/16/25 (b)		200,000	165,972
7% 11/24/31 (b)		50,000	36,055
Georgia Republic 2.75% 4/22/26 (b)		300,000	268,737
German Federal Republic:
0% 8/15/31	EUR	2,900,000	2,609,735
1% 5/15/38(Reg. S)	EUR	550,000	480,380
2.1% 11/15/29(Reg. S)	EUR	100,000	106,394
Ghana Republic:
7.75% (b)(h)		300,000	128,541
8.627% (b)(h)		120,000	49,568
10.75% 10/14/30 (b)		80,000	54,340
Guatemalan Republic 5.375% 4/24/32 (b)		255,000	242,372
Hungarian Republic:
2.125% 9/22/31 (b)		300,000	230,598
3.125% 9/21/51 (b)		110,000	66,298
Indonesian Republic:
3.5% 2/14/50		245,000	180,702
4.1% 4/24/28		145,000	138,462
4.2% 10/15/50		1,500,000	1,245,510
4.4% 6/6/27 (b)		200,000	194,850
5.95% 1/8/46 (b)		325,000	342,365
7.75% 1/17/38 (b)		225,000	275,643
8.5% 10/12/35 (b)		500,000	635,010
Islamic Republic of Pakistan 6% 4/8/26 (b)		265,000	136,356
Israeli State 3.375% 1/15/50		290,000	204,875
Ivory Coast:
6.125% 6/15/33 (b)		300,000	255,576
6.375% 3/3/28 (b)		200,000	188,330
Jamaican Government 6.75% 4/28/28		200,000	206,360
Jordanian Kingdom:
4.95% 7/7/25 (b)		300,000	291,354
7.375% 10/10/47 (b)		45,000	39,249
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		300,000	237,432
3.25% 10/22/30 (b)		500,000	448,780
3.45% 2/2/61 (b)		350,000	231,504
3.75% 1/21/55 (b)		65,000	46,417
4.5% 10/26/46 (b)		65,000	54,742
4.5% 4/22/60 (b)		390,000	321,056
4.625% 10/4/47 (b)		250,000	211,835
5% 1/18/53 (b)		200,000	177,452
Lebanese Republic 6.375% (h)		350,000	27,493
Moroccan Kingdom 6.5% 9/8/33 (b)		200,000	200,462
Panamanian Republic:
2.252% 9/29/32		400,000	303,364
3.87% 7/23/60		235,000	150,283
4.5% 5/15/47		150,000	115,062
6.4% 2/14/35		200,000	205,142
6.853% 3/28/54		200,000	204,378
Peruvian Republic:
2.783% 1/23/31		225,000	190,539
3% 1/15/34		125,000	101,471
3.3% 3/11/41		125,000	92,776
Philippine Republic:
2.65% 12/10/45		105,000	67,975
2.95% 5/5/45		50,000	34,469
3.556% 9/29/32		200,000	178,532
5.5% 1/17/48		200,000	201,346
5.95% 10/13/47		200,000	211,538
Polish Government:
5.5% 4/4/53		70,000	68,001
5.75% 11/16/32		135,000	140,242
Provincia de Cordoba 6.875% 12/10/25 (b)		283,336	235,169
Republic of Armenia 3.6% 2/2/31 (b)		170,000	133,698
Republic of Kenya:
6.3% 1/23/34 (b)		45,000	32,458
6.875% 6/24/24 (b)		65,000	61,450
7% 5/22/27 (b)		120,000	106,205
7.25% 2/28/28 (b)		35,000	29,623
8% 5/22/32 (b)		40,000	33,028
Republic of Nigeria:
6.125% 9/28/28 (b)		535,000	441,188
6.5% 11/28/27 (b)		105,000	89,966
7.625% 11/21/25 (b)		205,000	194,619
7.696% 2/23/38 (b)		85,000	61,588
Republic of Paraguay:
2.739% 1/29/33 (b)		300,000	235,896
4.95% 4/28/31 (b)		200,000	188,778
Republic of Senegal 6.25% 5/23/33 (b)		110,000	89,816
Republic of Serbia 2.125% 12/1/30 (b)		330,000	250,322
Republic of Uzbekistan 3.7% 11/25/30 (b)		300,000	240,951
Republic of Zambia 8.97% (b)(h)		115,000	59,652
Romanian Republic:
3% 2/27/27 (b)		250,000	228,785
3% 2/14/31 (b)		85,000	70,071
3.625% 3/27/32 (b)		300,000	251,130
4% 2/14/51 (b)		125,000	85,263
Rwanda Republic 5.5% 8/9/31 (b)		200,000	153,810
South African Republic:
4.85% 9/27/27		85,000	79,404
4.85% 9/30/29		225,000	197,998
5% 10/12/46		125,000	82,418
5.65% 9/27/47		60,000	42,551
5.75% 9/30/49		195,000	137,801
5.875% 4/20/32		85,000	75,062
State of Qatar:
3.75% 4/16/30 (b)		625,000	590,838
4.4% 4/16/50 (b)		2,015,000	1,771,749
4.625% 6/2/46 (b)		235,000	215,309
5.103% 4/23/48 (b)		80,000	76,692
Sultanate of Oman:
5.375% 3/8/27 (b)		500,000	491,280
5.625% 1/17/28 (b)		540,000	533,120
6.25% 1/25/31 (b)		200,000	202,166
6.5% 3/8/47 (b)		40,000	37,476
6.75% 1/17/48 (b)		200,000	193,052
7% 1/25/51 (b)		35,000	34,670
Turkish Republic:
4.25% 4/14/26		375,000	345,090
4.875% 10/9/26		500,000	460,680
4.875% 4/16/43		210,000	139,148
5.125% 2/17/28		250,000	224,725
5.75% 5/11/47		110,000	78,012
6% 1/14/41		90,000	69,147
6.625% 2/17/45		110,000	88,091
9.125% 7/13/30		130,000	132,365
9.375% 3/14/29		200,000	207,210
9.375% 1/19/33		510,000	530,966
9.875% 1/15/28		210,000	221,846
Ukraine Government:
7.253% 3/15/35 (b)		300,000	79,482
7.75% 9/1/24 (b)		290,000	96,570
7.75% 9/1/25 (b)		525,000	168,000
7.75% 9/1/26 (b)		400,000	115,000
7.75% 9/1/29 (b)		100,000	28,500
7.75% 8/1/41 (b)(c)		100,000	45,500
United Mexican States:
3.25% 4/16/30		500,000	442,645
3.5% 2/12/34		185,000	153,376
3.75% 1/11/28		200,000	189,212
3.771% 5/24/61		280,000	183,736
5.75% 10/12/2110		450,000	393,561
6.35% 2/9/35		200,000	206,904
Uruguay Republic 5.1% 6/18/50		225,000	216,992
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $46,301,106)			41,172,563

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Union:
0% 10/4/28 (Reg. S)	EUR	125,000	116,522
2.75% 10/5/26 (Reg. S)	EUR	500,000	535,881
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $652,978)			652,403

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp.	1,296	72,369
California Resources Corp. warrants 10/27/24 (o)	225	4,770
Mesquite Energy, Inc. (g)(o)	3,883	331,609
		408,748
FINANCIALS - 0.0%
Banks - 0.0%
First Republic Bank	3,000	390
Financial Services - 0.0%
Carnelian Point Holdings LP warrants (g)(o)	350	1,022
TOTAL FINANCIALS		1,412
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp.	494	27,294
TOTAL COMMON STOCKS (Cost $490,960)		437,454

Bank Loan Obligations - 6.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.808% 8/15/28 (c)(d)(p)	1,983,056	1,731,466
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (c)(d)(p)	984,375	861,328
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 10/2/27 (c)(d)(p)	250,000	215,625
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1831% 5/1/28 (c)(d)(p)	2,193,666	2,129,677
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 3/1/27 (c)(d)(p)	200,000	189,282
Lumen Technologies, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4455% 1/31/25 (c)(d)(p)	652,537	591,975
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1798% 4/30/27 (c)(d)(p)	1,231,108	1,193,658
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1174% 8/1/29 (c)(d)(p)	856,542	734,057
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6811% 9/21/27 (c)(d)(p)	497,392	473,145
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 3/9/27 (c)(d)(p)	2,500,000	1,994,925
		10,115,138
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9455% 9/1/27 (c)(d)(p)	280,000	271,600
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/16/30 (d)(p)(q)	195,000	195,488
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 8/5/28 (c)(d)(p)	468,516	455,632
		922,720
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0382% 10/28/27 (c)(d)(p)	400,880	383,270
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.308% 10/31/27 (c)(d)(p)	104,475	98,468
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1155% 2/1/27 (c)(d)(p)	1,333,748	1,326,919
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.675% 1/31/28 (c)(d)(p)	1,750,000	1,711,728
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.925% 4/15/27 (c)(d)(p)	1,477,041	1,334,876
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8105% 1/18/28 (c)(d)(p)	483,784	455,565
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% 8/24/26 (c)(d)(h)(p)	722,700	17,424
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.4455% 8/2/27 (c)(d)(p)	261,795	258,462
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4181% 12/1/28 (c)(d)(p)	1,043,557	1,003,119
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.175% 9/25/28 (c)(d)(p)	225,000	220,725
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 1/28/29 (c)(d)(p)	249,369	248,122
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 9/19/26 (c)(d)(p)	590,437	591,228
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1811% 4/21/29 (c)(d)(p)	133,575	96,007
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5035% 8/14/26 (c)(d)(p)	225,000	224,953
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6955% 3/24/26 (c)(d)(p)	2,432,514	2,432,514
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.925% 1/31/28 (c)(d)(p)	500,000	485,750
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (c)(d)(p)	245,000	241,893
		11,131,023
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6826% 4/27/27 (c)(d)(p)	585,000	585,977
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.7719% 2/1/29 (c)(d)(p)	3,591,014	3,589,039
		4,175,016
TOTAL COMMUNICATION SERVICES		26,343,897
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.0%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 3/5/28 (c)(d)(p)	133,015	125,467
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 4/20/30 (c)(d)(p)	540,000	538,483
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (c)(d)(p)	222,188	199,969
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8803% 12/17/28 (c)(d)(p)	295,500	233,980
Truck Hero, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 1/29/28 (c)(d)(p)	746,183	721,522
		1,819,421
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 12/13/29 (c)(d)(p)	816,344	816,515
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.9295% 6/3/28 (c)(d)(p)	1,907,648	1,799,274
		2,615,789
Broadline Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/5/28 (c)(d)(p)	8,379,935	8,345,912
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (c)(d)(p)	1,279,961	1,186,370
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7995% 11/8/27 (c)(d)(p)	746,183	744,586
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 3/3/30 (c)(d)(p)	396,565	394,832
		10,671,700
Distributors - 0.1%
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5811% 12/22/28 (c)(d)(p)	174,558	171,358
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3311% 12/23/28 (c)(d)(p)	465,000	462,094
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 12/10/28 (c)(d)(p)	1,007,389	1,006,684
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8181% 8/1/30 (c)(d)(p)	540,000	537,640
		2,177,776
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 8/12/28 (c)(d)(p)	275,923	275,838
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0625% 7/30/28 (c)(d)(p)	976,357	972,344
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 10.4341% 7/30/26 (c)(d)(p)	865,406	868,651
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2419% 6/12/30 (c)(d)(p)	1,070,000	1,070,193
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1303% 8/11/28 (c)(d)(p)	315,000	314,345
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9224% 1/15/27 (c)(d)(p)	230,000	223,578
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (c)(d)(p)	3,464,054	2,892,485
		6,617,434
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6664% 2/7/29 (c)(d)(p)	582,650	569,540
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 8/17/28 (c)(d)(p)	497,468	497,782
Aramark Services, Inc. Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 1/15/27 (c)(d)(p)	500,000	498,440
Arcis Golf LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 11/24/28 (c)(d)(p)	223,434	222,876
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (d)(p)(q)	56,000	55,860
Bally's Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8378% 10/1/28 (c)(d)(p)	358,407	347,902
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.1955% 11/19/26 (c)(d)(p)	497,423	493,971
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 1/26/30 (c)(d)(p)	2,867,813	2,867,468
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.6955% 10/18/28 (c)(d)(p)	2,150,791	2,144,747
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4285% 7/21/28 (c)(d)(p)	3,086,973	3,059,962
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (c)(d)(p)	1,142,659	1,126,136
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1875% 6/29/29 (c)(d)(p)	428,950	428,843
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 1/15/30 (c)(d)(p)	850,000	852,125
Equinox Holdings, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.7305% 3/8/24 (c)(d)(p)	738,251	710,109
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 1/27/29 (c)(d)(p)	4,193,445	4,148,617
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 7/4/28 (c)(d)(p)	349,121	349,100
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9311% 11/30/29 (c)(d)(p)	892,527	892,902
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1702% 5/26/30 (c)(d)(p)	1,510,000	1,506,225
GVC Holdings Gibraltar Ltd. Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.5843% 10/31/29 (c)(d)(p)	687,811	688,671
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 8/2/28 (c)(d)(p)	1,896,378	1,896,378
J&J Ventures Gaming LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 4/26/28 (d)(p)(q)	233,571	225,396
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (d)(p)(q)	420,429	405,714
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1811% 8/31/25 (c)(d)(p)	500,000	498,125
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8/1/30 (d)(p)(q)	265,000	265,498
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0035% 10/20/28 (c)(d)(p)	300,000	293,814
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1811% 5/3/29 (c)(d)(p)	199,496	199,454
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5638% 1/5/29 (c)(d)(p)	259,175	258,823
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 4/1/29 (c)(d)(p)	497,374	480,693
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4125% 4/14/29 (c)(d)(p)	756,141	755,331
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.7684% 4/4/29 (c)(d)(p)	1,006,194	1,000,217
Stars Group Holdings BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/21/26 (c)(d)(p)	984,962	984,125
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 2/7/27 (c)(d)(p)	1,710,753	1,704,731
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6307% 12/30/26 (c)(d)(p)	497,430	394,462
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4455% 8/3/28 (c)(d)(p)	754,837	753,991
		31,578,028
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(p)	797,239	789,266
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 11.0369% 10/21/28 (c)(d)(p)	153,063	116,136
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 10/30/27 (c)(d)(p)	182,688	164,190
		1,069,592
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 3/9/30 (c)(d)(p)	842,888	841,986
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1826% 11/6/27 (c)(d)(p)	228,068	228,353
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1599% 4/18/29 (c)(d)(p)	105,000	105,000
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3111% 3/10/26 (c)(d)(p)	955,491	855,165
CME Term SOFR 3 Month Index + 4.750% 10.3769% 3/10/26 (c)(d)(p)	144,638	128,727
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 10/19/27 (c)(d)(p)	190,717	189,660
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.3623% 7/7/28 (c)(d)(p)	167,437	61,533
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 12/18/27 (c)(d)(p)	1,067,492	1,037,282
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6824% 11/2/27 (c)(d)(p)	295,455	294,471
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7535% 4/15/28 (c)(d)(p)	787,908	729,083
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.664% 6/30/27 (c)(d)(p)	350,459	329,431
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (c)(d)(p)	198,137	196,825
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.9455% 10/20/28 (c)(d)(p)	209,767	202,763
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 10/20/28 (c)(d)(p)	466,475	453,064
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2456% 2/8/28 (c)(d)(p)	94,045	85,229
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6955% 4/16/28 (c)(d)(p)	637,462	628,595
		5,525,181
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4311% 2/19/29 (c)(d)(p)	855,000	857,043
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 3/8/30 (c)(d)(p)	139,650	139,475
		996,518
TOTAL CONSUMER DISCRETIONARY		63,913,425
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5921% 1/24/29 (c)(d)(p)	990,000	936,788
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3419% 1/24/30 (c)(d)(p)	1,000,000	802,140
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 3/31/28 (c)(d)(p)	2,472,314	2,427,342
		4,166,270
Consumer Staples Distribution & Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0664% 2/3/27 (c)(d)(p)	145,000	145,102
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.0919% 8/1/29 (c)(d)(p)	598,421	595,579
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 1/29/27 (c)(d)(p)	497,436	494,586
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 9/23/27 (c)(d)(p)	746,173	745,450
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 1/31/28 (d)(p)(q)	285,000	277,875
		2,258,592
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 10/23/27 (c)(d)(p)	746,164	745,231
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6702% 5/16/29 (c)(d)(p)	989,817	965,072
		1,710,303
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (c)(d)(p)	984,849	971,169
TOTAL CONSUMER STAPLES		9,106,334
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Bison Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0625% 2/9/30 (c)(d)(p)	299,250	295,722
Oil, Gas & Consumable Fuels - 0.1%
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9455% 3/17/28 (c)(d)(p)	300,000	294,876
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9311% 6/4/28 (c)(d)(p)	1,578,021	1,579,457
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 11/19/29 (c)(d)(p)	592,599	586,507
EG America LLC:
term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (c)(d)(g)(p)	850,358	807,840
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (c)(d)(p)	200,000	192,000
Tranche BB 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/5/25 (c)(d)(p)	402,393	400,884
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9455% 9/29/28 (c)(d)(p)	1,474,685	1,477,546
GIP III Stetson I LP Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 7/18/25 (c)(d)(p)	196,673	196,632
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(g)(h)(p)	71,751	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(g)(h)(p)	31,000	0
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7725% 2/14/30 (c)(d)(p)	309,588	307,396
		5,843,138
TOTAL ENERGY		6,138,860
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 2/13/27 (c)(d)(p)	746,134	743,336
Broadstreet Partners, Inc. Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 5/1/30 (c)(d)(p)	400,000	399,584
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 7/25/30 (c)(d)(p)	2,229,160	2,218,014
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6123% 4/21/28 (c)(d)(p)	248,734	245,210
		3,606,144
Financial Services - 0.2%
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3694% 6/27/29 (c)(d)(p)	205,000	204,914
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8311% 6/24/28 (c)(d)(p)	497,462	495,472
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5811% 6/30/28 (c)(d)(p)	984,739	981,381
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9225% 1/25/28 (c)(d)(p)	428,922	429,102
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8126% 6/15/30 (c)(d)(p)	90,000	90,000
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6811% 11/1/29 (c)(d)(p)	55,000	50,394
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 11/8/26 (c)(d)(p)	720,264	709,820
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/17/27 (d)(p)(q)	180,000	179,550
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1811% 11/16/26 (c)(d)(p)	1,917,049	1,913,464
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6955% 12/1/28 (c)(d)(p)	912,718	911,832
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.369% 4/29/26 (c)(d)(p)	994,384	994,175
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/9/27 (c)(d)(p)	267,300	265,464
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/15/27 (c)(d)(p)	498,750	495,009
		7,720,577
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.9455% 2/15/27 (c)(d)(p)	2,471,958	2,420,319
1 month U.S. LIBOR + 4.250% 9.6955% 2/15/27 (c)(d)(p)	623,418	620,301
CME Term SOFR 1 Month Index + 5.750% 11.1206% 2/15/27 (c)(d)(p)	513,011	513,011
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9347% 11/12/27 (c)(d)(p)	1,234,328	1,233,118
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.6955% 2/19/28 (c)(d)(p)	746,176	745,243
CME Term SOFR 1 Month Index + 2.750% 8.1955% 2/19/28 (c)(d)(p)	124,375	124,167
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4311% 2/28/28 (c)(d)(p)	350,000	349,251
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 8/19/28 (c)(d)(p)	257,738	248,596
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6955% 1/20/29 (c)(d)(p)	3,625,000	3,168,866
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 12/23/26 (c)(d)(p)	994,898	966,295
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 7/31/27 (c)(d)(p)	1,723,552	1,655,954
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (c)(d)(p)	1,958,858	1,964,166
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (c)(d)(p)	717,896	718,865
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/16/30 (d)(p)(q)	265,000	265,167
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.7879% 12/2/26 (c)(d)(p)	1,477,078	1,477,078
CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (c)(d)(p)	193,538	193,586
		16,663,983
TOTAL FINANCIALS		27,990,704
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 11/6/27 (c)(d)(p)	315,104	315,158
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 3/31/29 (c)(d)(p)	183,546	182,056
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 5/4/28 (c)(d)(p)	854,464	854,892
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3201% 10/19/27 (c)(d)(p)	291,212	279,564
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 10/23/28 (c)(d)(p)	574,876	574,215
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1955% 3/31/27 (c)(d)(p)	396,452	365,727
		2,571,612
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6419% 2/15/29 (c)(d)(p)	193,050	157,336
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 8/24/28 (c)(d)(p)	369,061	369,245
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4311% 11/23/27 (c)(d)(p)	767,018	479,386
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5625% 2/12/28 (c)(d)(p)	104,475	102,882
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/8/27 (c)(d)(p)	313,233	310,022
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3419% 10/1/27 (c)(d)(p)	2,625,205	2,581,731
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (c)(d)(p)	124,808	122,311
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (c)(d)(p)	760,575	760,659
MED ParentCo LP 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 8/31/26 (c)(d)(p)	497,416	474,754
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 11/15/28 (c)(d)(p)	1,730,619	1,724,354
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1785% 8/31/26 (c)(d)(p)	782,884	783,808
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6826% 10/1/28 (c)(d)(p)	103,103	96,143
		7,962,631
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8202% 2/15/29 (c)(d)(p)	1,821,866	1,798,327
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5811% 12/1/27 (c)(d)(p)	143,550	142,832
Virgin Pulse, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1955% 4/6/28 (c)(d)(p)	469,545	437,851
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 9/30/26 (c)(d)(p)	1,297,328	1,297,457
		3,676,467
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (c)(d)(p)	189,498	189,519
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1681% 8/1/27 (c)(d)(p)	660,990	654,175
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 5/5/28 (c)(d)(p)	854,549	854,549
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4309% 6/2/28 (c)(d)(p)	674,141	674,774
		2,183,498
TOTAL HEALTH CARE		16,583,727
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (c)(d)(p)	846,508	846,889
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 2/22/27 (c)(d)(p)	1,684,667	1,688,357
		2,535,246
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 11/23/28 (c)(d)(p)	1,120,275	1,089,467
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4919% 3/17/30 (c)(d)(p)	84,788	81,990
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3919% 3/24/28 (c)(d)(g)(p)	133,313	128,580
		1,300,037
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (c)(d)(p)	1,823,032	1,556,414
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 12/16/28 (c)(d)(p)	895,430	897,293
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0811% 5/13/29 (c)(d)(p)	448,125	448,797
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 5/31/30 (c)(d)(p)	559,358	559,710
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1419% 12/29/28 (c)(d)(p)	134,238	132,645
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6387% 1/24/29 (c)(d)(p)	612,500	610,393
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (c)(d)(p)	2,304,842	2,237,149
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 4/29/29 (c)(d)(p)	1,203,014	1,197,733
		7,640,134
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4311% 12/20/29 (c)(d)(p)	400,000	402,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 12/21/28 (c)(d)(p)	1,485,000	1,484,079
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 12/21/28 (c)(d)(p)	832,160	832,310
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 5.9018% 12/21/28 (c)(d)(p)(r)	272,840	272,889
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 11.1955% 3/19/26 (c)(d)(p)	486,301	472,928
All-Star Bidco AB Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (c)(d)(p)	746,212	739,914
Allied Universal Holdco LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 9.1811% 5/14/28 (c)(d)(p)	984,962	956,339
CME Term SOFR 1 Month Index + 4.750% 9.8805% 5/14/28 (c)(d)(p)	240,000	237,120
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.679% 7/9/28 (c)(d)(p)	771,770	771,408
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.836% 6/30/28 (c)(d)(p)	83,932	83,460
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9311% 10/15/26 (c)(d)(p)	500,789	484,514
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (c)(d)(p)	1,170,000	1,128,839
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2691% 5/3/29 (c)(d)(p)	198,000	194,535
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (c)(d)(p)	216,832	215,885
CME Term SOFR 1 Month Index + 3.000% 8.3125% 11/30/28 (c)(d)(p)	125,581	125,477
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (c)(d)(p)	16,448	16,376
CME Term SOFR 1 Month Index + 3.000% 8.3125% 11/30/28 (c)(d)(p)	9,419	9,411
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2191% 8/1/26 (c)(d)(p)	591,464	591,783
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 10/21/28 (c)(d)(p)	746,203	741,852
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6955% 4/21/27 (c)(d)(p)	259,770	219,506
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (c)(d)(p)	732,417	727,839
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3138% 2/15/29 (c)(d)(p)	1,715,605	1,675,580
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1485% 10/11/28 (c)(d)(p)	418,950	376,795
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (c)(d)(p)	2,394,000	2,177,535
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6012% 7/25/30 (c)(d)(p)	493,629	494,557
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/19/30 (d)(p)(r)	46,371	46,458
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (c)(d)(p)	205,000	196,800
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4311% 8/4/28 (c)(d)(p)	942,904	939,538
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8419% 3/6/25 (c)(d)(p)	497,462	462,018
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9455% 12/10/26 (c)(d)(p)	643,882	643,882
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6191% 4/22/29 (c)(d)(p)	138,375	137,741
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 11/3/29 (c)(d)(p)	128,925	128,952
		17,988,320
Construction & Engineering - 0.1%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(g)(p)	1,123,537	1,085,674
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3561% 1/27/29 (c)(d)(p)	248,737	247,260
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 1/21/28 (c)(d)(p)	797,367	798,363
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/23/27 (c)(d)(p)	204,000	204,341
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 6/4/28 (c)(d)(p)	2,472,311	2,436,784
		4,772,422
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9013% 10/8/27 (c)(d)(p)	248,710	248,902
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6823% 10/14/27 (c)(d)(p)	820,500	816,742
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1823% 3/2/27 (c)(d)(p)	1,979,746	1,977,826
		3,043,470
Ground Transportation - 0.0%
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 3/16/29 (c)(d)(p)	113,563	113,385
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (c)(d)(p)	497,429	497,340
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0183% 3/3/30 (c)(d)(p)	1,123,355	1,124,568
		1,735,293
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4455% 7/22/29 (c)(d)(p)	917,975	918,057
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.164% 3/17/30 (c)(d)(p)	689,450	688,588
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 9.3811% 7/31/27 (c)(d)(p)	289,275	288,714
		1,895,359
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.3378% 4/20/28 (c)(d)(p)	636,500	660,471
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7637% 7/2/27 (c)(d)(p)	976,209	1,016,917
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (c)(d)(p)	306,000	318,203
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (c)(d)(p)	395,934	396,429
		2,392,020
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 2/7/26 (c)(d)(p)	1,129,198	1,104,266
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 4/30/25 (c)(d)(p)	836,055	834,834
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6955% 9/30/28 (c)(d)(p)	776,051	770,719
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 6/2/28 (c)(d)(p)	984,962	916,370
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.2584% 7/19/28 (c)(d)(p)	984,962	819,981
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 4/29/29 (c)(d)(p)	158,800	150,463
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 2/24/28 (c)(d)(p)	164,700	164,847
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 8/27/28 (c)(d)(p)	334,150	329,806
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 8/27/25 (c)(d)(p)	746,193	745,260
		5,836,546
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1624% 4/6/28 (c)(d)(p)	382,252	376,678
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 10.1307% 5/7/28 (c)(d)(p)	423,921	367,752
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5035% 7/26/28 (c)(d)(p)	497,475	481,824
		1,226,254
TOTAL INDUSTRIALS		50,365,101
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.2535% 8/10/25 (c)(d)(p)	1,230,620	918,350
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.814% 1/18/30 (c)(d)(p)	79,600	79,600
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 4/4/26 (c)(d)(p)	1,476,982	1,354,393
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.2684% 10/6/29 (c)(d)(p)	391,615	383,458
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6955% 9/25/26 (c)(d)(p)	2,472,450	2,019,324
		4,755,125
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 7/1/29 (c)(d)(p)	916,652	913,444
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1955% 3/31/28 (c)(d)(p)	300,000	294,162
CME Term SOFR 1 Month Index + 4.750% 10.0811% 3/31/28 (c)(d)(p)	153,838	152,491
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4455% 8/10/27 (c)(d)(p)	984,772	984,279
		2,344,376
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (c)(d)(p)	175,000	173,551
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 12/4/27 (c)(d)(p)	173,657	168,637
Camelot Finance SA Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 10/31/26 (c)(d)(p)	1,748,174	1,747,737
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.5611% 2/10/28 (c)(d)(p)	249,003	238,669
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 8/19/28 (c)(d)(p)	370,000	369,316
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0919% 3/26/28 (c)(d)(p)	944,925	924,448
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4311% 11/10/27 (c)(d)(p)	870,864	849,310
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 2/1/28 (c)(d)(p)	2,326,408	2,301,330
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3311% 8/31/28 (c)(d)(p)	1,117,476	1,118,873
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4202% 1/13/29 (c)(d)(p)	867,500	860,560
		8,752,431
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0176% 7/6/29 (c)(d)(p)	348,026	348,461
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1788% 8/17/29 (c)(d)(p)	1,085,316	1,083,732
		1,432,193
Software - 0.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.2611% 3/10/27 (c)(d)(p)	139,583	136,792
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7419% 9/19/26 (c)(d)(p)	468,825	470,353
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.412% 8/14/30 (c)(d)(p)	1,255,805	1,251,410
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 4/23/26 (c)(d)(p)	746,102	738,641
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1811% 12/10/29 (c)(d)(p)	130,000	110,880
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 12/10/28 (c)(d)(p)	2,418,861	2,322,977
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.4885% 11/24/26 (c)(d)(p)	258,438	131,803
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 7/6/29 (c)(d)(p)	706,487	706,657
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 3/30/29 (c)(d)(p)	1,319,622	1,269,146
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9455% 9/30/28 (c)(d)(p)	497,475	488,147
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 10/16/26 (c)(d)(p)	1,230,916	1,225,512
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.3311% 2/19/29 (c)(d)(p)	500,000	465,835
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7/31/27 (d)(p)(q)	250,000	250,158
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 7/31/27 (c)(d)(p)	497,442	496,448
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (c)(d)(p)	439,000	438,359
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (c)(d)(p)	2,679,346	2,675,729
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/3/28 (c)(d)(p)	188,147	185,913
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4311% 9/12/29 (c)(d)(p)	1,504,392	1,501,383
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4455% 12/1/27 (c)(d)(p)	1,290,352	1,289,552
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6599% 7/14/30 (c)(d)(p)	115,000	113,814
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1681% 3/1/29 (c)(d)(p)	1,080,386	1,058,778
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5811% 5/3/28 (c)(d)(p)	3,228,404	3,099,978
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5811% 2/23/29 (c)(d)(p)	750,000	651,188
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1811% 1/31/30 (c)(d)(p)	1,173,275	1,173,932
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (c)(d)(p)	1,853,782	1,797,019
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6955% 8/31/28 (c)(d)(p)	1,477,500	1,461,573
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1769% 2/15/28 (c)(d)(p)	984,887	437,043
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 4/22/28 (c)(d)(p)	596,937	589,678
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (c)(d)(p)	915,000	915,430
Roper Industrial Products Investment Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7419% 11/22/29 (c)(d)(p)	239,400	239,568
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (c)(d)(p)	497,468	496,329
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.9455% 8/11/28 (c)(d)(p)	299,593	291,261
SS&C Technologies, Inc.:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 4/16/25 (c)(d)(p)	924,834	924,446
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 3/22/29 (c)(d)(p)	397,811	397,528
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 3/22/29 (c)(d)(p)	599,578	599,152
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2191% 5/4/26 (c)(d)(p)	997,409	996,990
Ultimate Software Group, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (c)(d)(p)	1,766,440	1,764,409
CME Term SOFR 1 Month Index + 4.500% 10.0225% 5/4/26 (c)(d)(p)	250,000	250,520
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (c)(d)(p)	1,145,000	1,137,031
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.4455% 9/1/25 (c)(d)(p)	956,680	804,539
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6811% 2/28/27 (c)(d)(p)	433,879	428,455
		35,784,356
TOTAL INFORMATION TECHNOLOGY		53,068,481
MATERIALS - 0.5%
Chemicals - 0.2%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 9/30/28 (c)(d)(p)	1,109,367	1,083,197
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 11/24/27 (c)(d)(p)	124,375	120,022
2LN, term loan 1 month U.S. LIBOR + 7.750% 13.1811% 11/24/28 (c)(d)(p)	110,000	99,916
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4311% 11/24/27 (c)(d)(p)	994,937	964,472
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8718% 8/29/29 (c)(d)(p)	66,860	66,944
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 5/27/29 (c)(d)(p)	193,050	191,000
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 5/7/25 (c)(d)(p)	282,382	277,582
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 7/7/28 (c)(d)(p)	140,000	140,263
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (c)(d)(p)	1,154,699	1,106,352
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.2669% 7/3/28 (c)(d)(p)	69,129	60,463
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0332% 3/15/29 (c)(d)(p)	920,129	875,125
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8577% 3/15/30 (c)(d)(p)	95,000	76,772
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 2/10/30 (c)(d)(p)	120,000	119,070
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 3/1/30 (c)(d)(p)	150,000	149,063
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 1/20/26 (c)(d)(p)	815,988	809,868
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1767% 12/1/26 (c)(d)(p)	106,153	97,661
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.2684% 11/9/28 (c)(d)(p)	360,000	359,849
CME Term SOFR 3 Month Index + 3.750% 9.2535% 11/9/28 (c)(d)(p)	1,512,430	1,488,805
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3181% 4/3/28 (c)(d)(p)	636,809	633,625
CME Term SOFR 1 Month Index + 4.000% 9.3467% 4/3/28 (c)(d)(p)	115,000	114,520
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 8/10/28 (c)(d)(p)	875,595	861,367
U.S. Coatings Acquisition, Inc. term loan CME Term SOFR 1 Month Index + 2.500% 7.812% 12/20/29 (c)(d)(p)	78,413	78,535
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (c)(d)(p)	190,000	189,565
		9,964,036
Construction Materials - 0.1%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.668% 8/3/30 (c)(d)(p)	105,000	104,869
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 4/1/29 (c)(d)(p)	477,190	478,383
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 3/27/28 (c)(d)(p)	792,176	791,186
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0811% 10/19/27 (c)(d)(p)	744,332	743,089
		2,117,527
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 3/3/28 (c)(d)(p)	746,193	726,605
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5735% 3/11/28 (c)(d)(p)	984,877	963,949
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.2925% 7/1/26 (c)(d)(p)	455,757	455,561
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 12/1/27 (c)(d)(p)	470,000	466,400
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6061% 4/13/29 (c)(d)(p)	2,772,242	2,751,450
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 8/4/27 (c)(d)(p)	1,182,577	1,179,183
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (c)(d)(p)	453,839	424,058
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1811% 1/30/27 (c)(d)(p)	473,332	472,849
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 9/24/28 (c)(d)(p)	1,728,671	1,727,513
		9,167,568
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8792% 7/27/30 (c)(d)(p)	410,000	410,205
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1811% 3/23/30 (c)(d)(p)	237,940	237,940
		648,145
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 2/4/28 (c)(d)(p)	248,752	239,423
TOTAL MATERIALS		22,136,699
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1955% 8/21/25 (c)(d)(p)	142,828	142,471
CME Term SOFR 1 Month Index + 3.250% 8.6811% 1/31/30 (c)(d)(p)	464,204	457,241
CME Term SOFR 1 Month Index + 4.000% 9.3311% 1/31/30 (c)(d)(p)	190,000	189,050
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.064% 8/7/30 (c)(d)(p)	240,000	239,400
		1,028,162
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 8/1/25 (c)(d)(p)	193,538	193,659
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 8/1/25 (c)(d)(p)	1,979,746	1,976,638
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5643% 8/7/29 (c)(d)(p)	285,000	284,288
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 6/23/25 (c)(d)(p)	846,536	844,894
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 12/31/25 (c)(d)(p)	497,168	496,556
		3,796,035
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5811% 7/20/30 (c)(d)(p)	185,000	183,613
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (c)(d)(p)	148,558	148,558
Talen Energy Supply LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8765% 5/17/30 (c)(d)(p)	520,000	520,650
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0811% 3/25/28 (c)(d)(p)	248,731	213,839
		1,066,660
TOTAL UTILITIES		4,862,695
TOTAL BANK LOAN OBLIGATIONS (Cost $284,374,179)		281,538,085

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c) (Cost $1,750,000)	1,750,000	1,614,706

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (c)(i)		200,000	163,209
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (c)(i)	EUR	2,300,000	2,096,382
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(i)	EUR	1,150,000	1,069,783
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(i)		2,120,000	1,960,065
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 9.6184% (c)(d)(i)		90,000	81,747
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (c)(d)(i)		540,000	497,930
			2,539,742
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(i)	EUR	275,000	287,405
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(i)	EUR	200,000	219,325
Banco Do Brasil SA 6.25% (b)(c)(i)		200,000	193,587
Banco Mercantil del Norte SA:
6.75% (b)(c)(i)		370,000	366,476
7.625% (b)(c)(i)		120,000	113,321
Bank of America Corp.:
5.875% (c)(i)		565,000	536,773
6.25% (c)(i)		330,000	338,381
Barclays PLC 7.125% (c)(i)	GBP	310,000	367,271
BBVA Bancomer SA Texas Branch 8.45% 6/29/38 (b)(c)		200,000	203,059
BNP Paribas SA 6.625% (Reg. S) (c)(i)		335,000	340,339
JPMorgan Chase & Co.:
4.6% (c)(i)		1,190,000	1,121,069
6.1% (c)(i)		135,000	137,767
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(i)		400,000	372,196
Societe Generale 7.875% (Reg. S) (c)(i)		200,000	202,354
Wells Fargo & Co. 5.9% (c)(i)		300,000	300,667
			5,099,990
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (c)(i)		500,000	382,520
5.375% (c)(i)		240,000	234,825
Credit Suisse Group AG 7.5% (Reg. S) (c)(h)(i)		995,000	49,750
UBS Group AG 7% (Reg. S) (c)(i)		200,000	201,864
			868,959
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (c)(i)		420,000	295,942
4.7% (c)(i)		1,340,000	865,461
			1,161,403
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(i)		690,000	649,006
TOTAL FINANCIALS			7,779,358
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (c)(i)	GBP	165,000	185,941
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (c)(i)		200,000	200,326
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		910,000	899,645
Air Lease Corp. 4.125% (c)(i)		210,000	153,235
Aircastle Ltd. 5.25% (b)(c)(i)		340,000	271,746
			1,324,626
TOTAL INDUSTRIALS			1,710,893
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 3.975% (b)(c)(i)		200,000	184,943
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(c)(i)		430,000	409,156
9.125% (b)(c)(i)		200,000	212,024
			621,180
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (c)(i)	EUR	700,000	330,793
Citycon Oyj 4.496% (Reg. S) (c)(i)	EUR	215,000	161,862
CPI Property Group SA 3.75% (Reg. S) (c)(i)	EUR	415,000	127,454
Heimstaden Bostad AB 3.625% (Reg. S) (c)(i)	EUR	875,000	449,508
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(i)	EUR	385,000	42,834
			1,112,451
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (c)(i)		345,000	342,744
SSE PLC 3.74% (Reg. S) (c)(i)	GBP	100,000	116,644
			459,388
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (c)(i)	EUR	300,000	277,599
TOTAL UTILITIES			736,987
TOTAL PREFERRED SECURITIES (Cost $18,812,270)			18,014,928

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (s) (Cost $171,775,801)	171,741,452	171,775,801

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	13,700,000	655,927
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.2575% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	6,800,000	301,422
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,600,000	113,190

TOTAL PUT OPTIONS			1,070,539
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	13,700,000	452,805
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.2575% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	6,800,000	248,042
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,600,000	97,634

TOTAL CALL OPTIONS			798,481
TOTAL PURCHASED SWAPTIONS (Cost $1,886,490)			1,869,020

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $5,402,619,521)	5,142,077,197
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(410,910,670)
NET ASSETS - 100.0%	4,731,166,527

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(1,350,000)	(1,113,751)
2% 9/1/53	(16,950,000)	(13,983,757)
2% 9/1/53	(1,400,000)	(1,155,001)
2.5% 9/1/53	(3,450,000)	(2,936,549)
3% 9/1/53	(9,000,000)	(7,913,643)
3.5% 9/1/53	(3,200,000)	(2,905,454)

TOTAL GINNIE MAE		(30,008,155)

Uniform Mortgage Backed Securities
1.5% 9/1/53	(4,000,000)	(3,015,479)
2% 9/1/53	(2,300,000)	(1,830,948)
2% 9/1/53	(700,000)	(557,245)
2% 9/1/53	(29,100,000)	(23,165,477)
2% 9/1/53	(11,650,000)	(9,274,151)
2% 9/1/53	(11,650,000)	(9,274,151)
2% 9/1/53	(18,650,000)	(14,846,603)
2% 9/1/53	(17,450,000)	(13,891,326)
2.5% 9/1/53	(900,000)	(745,910)
2.5% 9/1/53	(4,400,000)	(3,646,672)
2.5% 9/1/53	(2,500,000)	(2,071,973)
2.5% 9/1/53	(1,500,000)	(1,243,184)
2.5% 9/1/53	(800,000)	(663,031)
2.5% 9/1/53	(1,600,000)	(1,326,063)
3% 9/1/53	(300,000)	(258,457)
3% 9/1/53	(500,000)	(430,762)
5.5% 9/1/53	(900,000)	(889,031)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(87,130,463)

TOTAL TBA SALE COMMITMENTS (Proceeds $115,795,473)		(117,138,618)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	14	Dec 2023	2,013,443	18,396	18,396
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	10	Dec 2023	1,450,427	22,157	22,157
Eurex Euro-Schatz Contracts (Germany)	27	Dec 2023	3,088,185	8,047	8,047
TME 10 Year Canadian Note Contracts (Canada)	29	Dec 2023	2,560,679	22,910	22,910

TOTAL BOND INDEX CONTRACTS					71,510

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	7	Sep 2023	526,917	(2,592)	(2,592)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	59	Dec 2023	12,024,477	34,915	34,915
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,906	Dec 2023	203,793,094	122,809	122,809
CBOT Long Term U.S. Treasury Bond Contracts (United States)	13	Dec 2023	1,581,938	19,301	19,301

TOTAL TREASURY CONTRACTS					174,433

TOTAL PURCHASED					245,943

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	24	Dec 2023	2,905,634	(58,112)	(58,112)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	354	Dec 2023	39,305,063	(382,333)	(382,333)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	488	Dec 2023	52,177,875	(363,485)	(363,485)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Dec 2023	608,438	(8,683)	(8,683)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	9	Dec 2023	1,165,219	(18,513)	(18,513)

TOTAL TREASURY CONTRACTS					(773,014)

TOTAL SOLD					(831,126)

TOTAL FUTURES CONTRACTS					(585,183)
The notional amount of futures purchased as a percentage of Net Assets is 4.8%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $115,852,279.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	63,000	USD	47,661	Bank of America, N.A.	9/15/23	(1,028)
CAD	62,000	USD	47,127	JPMorgan Chase Bank, N.A.	9/15/23	(1,235)
EUR	229,000	USD	250,763	BNP Paribas S.A.	9/15/23	(2,327)
EUR	55,000	USD	61,456	BNP Paribas S.A.	9/15/23	(1,788)
EUR	261,000	USD	292,986	Bank of America, N.A.	9/15/23	(9,834)
EUR	20,000	USD	21,757	Bank of America, N.A.	9/15/23	(60)
EUR	102,000	USD	112,360	Brown Brothers Harriman & Co	9/15/23	(1,703)
EUR	437,000	USD	480,607	Brown Brothers Harriman & Co	9/15/23	(6,518)
EUR	109,000	USD	122,647	Brown Brothers Harriman & Co	9/15/23	(4,396)
EUR	193,000	USD	209,604	Brown Brothers Harriman & Co	9/15/23	(223)
EUR	210,000	USD	232,911	Brown Brothers Harriman & Co	9/15/23	(5,088)
EUR	26,000	USD	28,677	Canadian Imperial Bk. of Comm.	9/15/23	(471)
EUR	642,000	USD	709,333	Canadian Imperial Bk. of Comm.	9/15/23	(12,845)
EUR	110,000	USD	121,397	JPMorgan Chase Bank, N.A.	9/15/23	(2,061)
EUR	55,000	USD	59,498	JPMorgan Chase Bank, N.A.	9/15/23	170
EUR	544,000	USD	593,256	Royal Bank of Canada	9/15/23	(3,086)
GBP	222,000	USD	282,977	BNP Paribas S.A.	9/15/23	(1,734)
GBP	312,000	USD	392,729	BNP Paribas S.A.	9/15/23	2,531
GBP	25,000	USD	31,830	Brown Brothers Harriman & Co	9/15/23	(159)
GBP	77,000	USD	97,980	Brown Brothers Harriman & Co	9/15/23	(432)
GBP	45,000	USD	56,735	Brown Brothers Harriman & Co	9/15/23	273
GBP	49,000	USD	62,050	Brown Brothers Harriman & Co	9/15/23	26
GBP	20,000	USD	25,502	Brown Brothers Harriman & Co	9/15/23	(165)
GBP	205,000	USD	261,046	State Street Bank and Trust Co	9/15/23	(1,339)
USD	77,213	AUD	112,000	Bank of America, N.A.	9/15/23	4,616
USD	41,878	CAD	56,000	Bank of America, N.A.	9/15/23	427
USD	46,715	CAD	62,000	Brown Brothers Harriman & Co	9/15/23	823
USD	105,318	CAD	139,000	Royal Bank of Canada	9/15/23	2,431
USD	56,223	EUR	51,000	BNP Paribas S.A.	9/15/23	895
USD	132,726	EUR	119,000	BNP Paribas S.A.	9/15/23	3,626
USD	84,585	EUR	77,000	BNP Paribas S.A.	9/15/23	1,050
USD	359,859	EUR	329,000	BNP Paribas S.A.	9/15/23	2,936
USD	161,112	EUR	148,000	BNP Paribas S.A.	9/15/23	551
USD	30,846,146	EUR	28,057,000	Bank of America, N.A.	9/15/23	407,883
USD	50,535	EUR	46,000	Brown Brothers Harriman & Co	9/15/23	630
USD	67,392	EUR	61,000	Canadian Imperial Bk. of Comm.	9/15/23	1,214
USD	71,840	EUR	65,000	JPMorgan Chase Bank, N.A.	9/15/23	1,324
USD	49,265	EUR	45,000	JPMorgan Chase Bank, N.A.	9/15/23	446
USD	23,301,176	GBP	18,167,000	BNP Paribas S.A.	9/15/23	286,142
USD	76,112	GBP	59,000	BNP Paribas S.A.	9/15/23	1,367
USD	115,356	GBP	88,000	BNP Paribas S.A.	9/15/23	3,872
USD	92,655	GBP	72,000	Bank of America, N.A.	9/15/23	1,441
USD	74,550	GBP	58,000	Canadian Imperial Bk. of Comm.	9/15/23	1,072
USD	223,094	GBP	176,000	Canadian Imperial Bk. of Comm.	9/15/23	127

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						669,381
Unrealized Appreciation						725,873
Unrealized Depreciation						(56,492)

For the period, the average contract value for forward foreign currency contracts was $48,832,039. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	347	(325)	22
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	88,046	(88,822)	(776)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		180,000	43,295	(44,827)	(1,532)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		330,000	79,375	(81,876)	(2,501)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	67,348	(75,042)	(7,694)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		450,000	108,238	(138,165)	(29,927)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		130,000	31,269	(37,845)	(6,576)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		590,000	141,912	(147,094)	(5,182)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		30,000	7,216	(8,036)	(820)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		370,000	88,996	(108,861)	(19,865)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	144,317	(181,828)	(37,511)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		950,000	228,502	(283,638)	(55,136)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	43,295	(52,425)	(9,130)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	26,458	(33,922)	(7,464)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	28,863	(29,299)	(436)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	72,159	(77,302)	(5,143)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	770,000	(3,191)	1,071	(2,120)

TOTAL BUY PROTECTION								1,196,445	(1,388,236)	(191,791)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(347)	473	126

TOTAL CREDIT DEFAULT SWAPS								1,196,098	(1,387,763)	(191,665)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	1,747,000	(31,969)	0	(31,969)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030	512,000	(11,481)	0	(11,481)
TOTAL INTEREST RATE SWAPS							(43,450)	0	(43,450)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $735,706,144 or 15.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,799 or 0.0% of net assets.

(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,325,724.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,690,152.

(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $104,330.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Non-income producing
(p)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(q)	The coupon rate will be determined upon settlement of the loan after period end.
(r)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $223,717 and $223,836, respectively.

(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	58,549

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/19/22	29,565

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/19/22	50,977

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	2,466,600,142	2,294,824,341	10,598,429	-	-	171,775,801	0.4%
Total	-	2,466,600,142	2,294,824,341	10,598,429	-	-	171,775,801

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 5.21%	137,284,236	221,822	137,506,058	38,903	-	-	-
	137,284,236	221,822	137,506,058	38,903	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	408,748	77,139	-	331,609
Financials	1,412	390	-	1,022
Utilities	27,294	27,294	-	-

Corporate Bonds	1,512,482,921	-	1,512,422,122	60,799

U.S. Government and Government Agency Obligations	1,737,776,651	-	1,737,776,651	-

U.S. Government Agency - Mortgage Securities	880,140,664	-	880,140,664	-

Asset-Backed Securities	231,605,126	-	231,487,392	117,734

Collateralized Mortgage Obligations	62,508,946	-	62,508,946	-

Commercial Mortgage Securities	197,632,713	-	197,537,704	95,009

Municipal Securities	2,855,216	-	2,855,216	-

Foreign Government and Government Agency Obligations	41,172,563	-	41,172,563	-

Supranational Obligations	652,403	-	652,403	-

Bank Loan Obligations	281,538,085	-	279,515,991	2,022,094

Bank Notes	1,614,706	-	1,614,706	-

Preferred Securities	18,014,928	-	18,014,928	-

Money Market Funds	171,775,801	171,775,801	-	-

Purchased Swaptions	1,869,020	-	1,869,020	-
Total Investments in Securities:	5,142,077,197	171,880,624	4,967,568,306	2,628,267
Derivative Instruments:

Assets
Futures Contracts	248,535	248,535	-	-
Forward Foreign Currency Contracts	725,873	-	725,873	-
Swaps	1,199,636	-	1,199,636	-
Total Assets	2,174,044	248,535	1,925,509	-

Liabilities
Futures Contracts	(833,718)	(833,718)	-	-
Forward Foreign Currency Contracts	(56,492)	-	(56,492)	-
Swaps	(46,988)	-	(46,988)	-
Total Liabilities	(937,198)	(833,718)	(103,480)	-
Total Derivative Instruments:	1,236,846	(585,183)	1,822,029	-
Other Financial Instruments:

TBA Sale Commitments	(117,138,618)	-	(117,138,618)	-
Total Other Financial Instruments:	(117,138,618)	-	(117,138,618)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	1,199,636	(3,538)
Total Credit Risk	1,199,636	(3,538)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	725,873	(56,492)
Total Foreign Exchange Risk	725,873	(56,492)
Interest Rate Risk
Futures Contracts (c)	248,535	(833,718)
Purchased Swaptions (d)	1,869,020	0
Swaps (e)	0	(43,450)
Total Interest Rate Risk	2,117,555	(877,168)
Total Value of Derivatives	4,043,064	(937,198)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(e)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Fidelity® Total Bond ETF
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,230,843,720)	$4,970,301,396
Fidelity Central Funds (cost $171,775,801)	171,775,801

Total Investment in Securities (cost $5,402,619,521)		$5,142,077,197
Cash		2,262,725
Foreign currency held at value (cost $753,557)		752,001
Receivable for investments sold		916,509
Receivable for TBA sale commitments		115,795,473
Unrealized appreciation on forward foreign currency contracts		725,873
Receivable for fund shares sold		40,281,799
Dividends receivable		1,455
Interest receivable		38,924,767
Distributions receivable from Fidelity Central Funds		826,958
Receivable for daily variation margin on futures contracts		64,009
Receivable for daily variation margin on centrally cleared OTC swaps		138,819
Bi-lateral OTC swaps, at value		1,199,636
Other receivables		43
Total assets		5,343,967,264
Liabilities
Payable for investments purchased
Regular delivery	$45,576,724
Delayed delivery	430,848,051
TBA sale commitments, at value	117,138,618
Unrealized depreciation on forward foreign currency contracts	56,492
Distributions payable	17,635,488
Bi-lateral OTC swaps, at value	3,538
Accrued management fee	1,352,257
Other payables and accrued expenses	189,569
Total Liabilities		612,800,737
Net Assets		$4,731,166,527
Net Assets consist of:
Paid in capital		$5,135,070,133
Total accumulated earnings (loss)		(403,903,606)
Net Assets		$4,731,166,527
Net Asset Value, offering price and redemption price per share ($4,731,166,527 ÷ 105,802,000 shares)		$44.72

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends:
Unaffiliated issuers		$799,728
Affiliated issuers		38,903
Interest		141,554,851
Income from Fidelity Central Funds		10,598,429
Total Income		152,991,911
Expenses
Management fee	$11,813,423
Independent trustees' fees and expenses	10,593
Legal	13,211
Total expenses before reductions	11,837,227
Expense reductions	(19,455)
Total expenses after reductions		11,817,772
Net Investment income (loss)		141,174,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(97,746,630)
Redemptions in-kind	(396,396)
Forward foreign currency contracts	(4,630,823)
Foreign currency transactions	846,245
Futures contracts	3,790,539
Swaps	(140,943)
Total net realized gain (loss)		(98,278,008)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,889,092)
Forward foreign currency contracts	669,381
Assets and liabilities in foreign currencies	6,941
Futures contracts	(825,546)
Swaps	(247,136)
TBA Sale commitments	(1,343,145)
Total change in net unrealized appreciation (depreciation)		(27,628,597)
Net gain (loss)		(125,906,605)
Net increase (decrease) in net assets resulting from operations		$15,267,534
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,174,139	$50,410,867
Net realized gain (loss)	(98,278,008)	(41,089,100)
Change in net unrealized appreciation (depreciation)	(27,628,597)	(293,034,673)
Net increase (decrease) in net assets resulting from operations	15,267,534	(283,712,906)
Distributions to shareholders	(139,587,694)	(51,534,146)

Share transactions
Proceeds from sales of shares	2,617,454,518	873,899,280
Cost of shares redeemed	(51,626,404)	(297,639,324)

Net increase (decrease) in net assets resulting from share transactions	2,565,828,114	576,259,956
Total increase (decrease) in net assets	2,441,507,954	241,012,904

Net Assets
Beginning of period	2,289,658,573	2,048,645,669
End of period	$4,731,166,527	$2,289,658,573

Other Information
Shares
Sold	57,700,000	17,300,000
Redeemed	(1,150,000)	(6,250,000)
Net increase (decrease)	56,550,000	11,050,000

Financial Highlights
Fidelity® Total Bond ETF

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.49	$53.63	$54.71	$51.95	$48.80
Income from Investment Operations
Net investment income (loss) A,B	1.935	1.120	.988	1.323	1.502
Net realized and unrealized gain (loss)	(1.858)	(7.137)	.023	2.812	3.147
Total from investment operations	.077	(6.017)	1.011	4.135	4.649
Distributions from net investment income	(1.847)	(1.123)	(.951) C	(1.375)	(1.499)
Distributions from net realized gain	-	-	(1.143) C	-	-
Total distributions	(1.847)	(1.123)	(2.094)	(1.375)	(1.499)
Net asset value, end of period	$44.72	$46.49	$53.63	$54.71	$51.95
Total Return D,E	.20%	(11.32)%	1.90%	8.10%	9.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.29%	2.24%	1.84%	2.51%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,731,167	$2,289,659	$2,048,646	$1,365,222	$761,195
Portfolio turnover rate H,I	233%	48%	117%	112%	150%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DBased on net asset value.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HPortfolio turnover rate excludes securities received or delivered in-kind.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supernational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Certain Funds earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, prior period premium and discount on debt securities, redemptions in-kind, capital loss carryforwards, and losses deferred due to wash sales, and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$193,172,504	$265,244	$ (22,916,500)	$ (22,651,256)
Fidelity Investment Grade Bond ETF	33,039,832	44,379	(1,229,854)	(1,185,475)
Fidelity Investment Grade Securitized ETF	5,234,622	10,936	(241,369)	(230,433)
Fidelity Limited Term Bond ETF	184,478,707	115,938	(7,746,509)	(7,630,571)
Fidelity Low Duration Bond Factor ETF	244,109,259	471,426	(2,692,549)	(2,221,123)
Fidelity Tactical Bond ETF	14,776,714	51,989	(545,496)	(493,507)
Fidelity Total Bond ETF	5,405,099,512	18,102,086	(283,734,398)	(265,632,312)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$398	$ (9,446,406)	$ (22,651,256)
Fidelity Investment Grade Bond ETF	-	(388,866)	(1,185,475)
Fidelity Investment Grade Securitized ETF	-	(616,013)	(230,447)
Fidelity Limited Term Bond ETF	-	(6,418,286)	(7,630,571)
Fidelity Low Duration Bond Factor ETF	70,365	(3,076,915)	(2,221,123)
Fidelity Tactical Bond ETF	26,215	(107,135)	(494,018)
Fidelity Total Bond ETF	-	(134,036,097)	(267,263,032)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$ (4,300,879)	$ (5,145,527)	$ (9,446,406)
Fidelity Investment Grade Bond ETF	(204,570)	(184,296)	(388,866)
Fidelity Investment Grade Securitized ETF	(583,277)	(32,736)	(616,013)
Fidelity Limited Term Bond ETF	(2,127,435)	(4,290,851)	(6,418,286)
Fidelity Low Duration Bond Factor ETF	(1,013,183)	(2,063,732)	(3,076,915)
Fidelity Tactical Bond ETF	(102,541)	(4,594)	(107,135)
Fidelity Total Bond ETF	(78,134,141)	(55,901,956)	(134,036,097)

The tax character of distributions paid was as follows:

August 31, 2023
	Ordinary Income	Total
Fidelity Corporate Bond ETF	$5,667,200	$5,667,200
Fidelity Investment Grade Bond ETF	532,050	532,050
Fidelity Investment Grade Securitized ETF	103,575	103,575
Fidelity Limited Term Bond ETF	6,097,800	6,097,800
Fidelity Low Duration Bond Factor ETF	9,884,875	9,884,875
Fidelity Tactical Bond ETF	408,300	408,300
Fidelity Total Bond ETF	139,587,694	139,587,694

August 31, 2022
	Ordinary Income	Tax Return of Capital	Total
Fidelity Corporate Bond ETF	$6,112,550	$-	$6,112,550
Fidelity Investment Grade Bond ETF	144,300	-	144,300
Fidelity Investment Grade Securitized ETF	37,844	56,681	94,525
Fidelity Limited Term Bond ETF	2,935,700	-	2,935,700
Fidelity Low Duration Bond Factor ETF	2,181,925	-	2,181,925
Fidelity Total Bond ETF	51,534,146	-	51,534,146

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	712	(1,128)
Total Credit Risk	712	(1,128)
Interest Rate Risk
Futures Contracts	61,196	(14,503)
Swaps	(13,256)	(1,331)
Total Interest Rate Risk	47,940	(15,834)
Totals	48,652	(16,962)
Fidelity Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	(1,225,377)	237,112
Total Interest Rate Risk	(1,225,377)	237,112
Totals	(1,225,377)	237,112
Fidelity Tactical Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	(15,379)	16,465
Total Foreign Exchange Risk	(15,379)	16,465
Interest Rate Risk
Futures Contracts	(8,007)	350
Total Interest Rate Risk	(8,007)	350
Totals	(23,386)	16,815
Fidelity Total Bond ETF
Credit Risk
Purchased Options	(328,362)	-
Swaps	444	(232,790)
Total Credit Risk	(327,918)	(232,790)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(4,630,823)	669,381
Total Foreign Exchange Risk	(4,630,823)	669,381
Interest Rate Risk
Futures Contracts	3,790,539	(825,546)
Purchased Options	(14,500)	(17,470)
Swaps	(141,387)	(14,346)
Total Interest Rate Risk	3,634,652	(857,362)
Totals	(1,324,089)	(420,771)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	12,676,591	28,776,227
Fidelity Investment Grade Bond ETF	19,665,805	16,327,179
Fidelity Investment Grade Securitized ETF	25,872,343	25,319,030
Fidelity Limited Term Bond ETF	83,408,435	32,129,831
Fidelity Low Duration Bond Factor ETF	91,083,303	82,570,736
Fidelity Tactical Bond ETF	8,904,100	1,606,042
Fidelity Total Bond ETF	5,444,225,168	4,778,772,229

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	39,149,738	15,281,590
Fidelity Investment Grade Bond ETF	12,245,666	-
Fidelity Limited Term Bond ETF	8,466,414	155,982,466
Fidelity Total Bond ETF	1,036,341,584	23,650,244

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees. Effective April 1, 2023 Fidelity Limited Term Bond ETF pays a monthly management fee that is based on an annual rate of .25% of average net assets. Prior to April 1, 2023, Fidelity Limited Term Bond ETF paid a monthly management fee that was based on an annual rate of .36% of average net assets. For the reporting period, the total annual management fee rate was .25% of average net assets.

Fee Rate
Fidelity Corporate Bond ETF	.36%
Fidelity Investment Grade Bond ETF	.36%
Fidelity Investment Grade Securitized ETF	.36%
Fidelity Limited Term Bond ETF	.32%
Fidelity Low Duration Bond Factor ETF	.15%
Fidelity Tactical Bond ETF	.55%
Fidelity Total Bond ETF	.36%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond ETF	$12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Corporate Bond ETF	-	-	-
Fidelity Investment Grade Bond ETF	-	-	-
Fidelity Investment Grade Securitized ETF	-	-	-
Fidelity Limited Term Bond ETF	-	-	-
Fidelity Low Duration Bond Factor ETF	-	-	-
Fidelity Tactical Bond ETF	-	-	-
Fidelity Total Bond ETF	-	29,461	18,550

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Total Bond ETF	4,877
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2024. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement
Fidelity Investment Grade Bond ETF	$230
Fidelity Investment Grade Securitized ETF	$134
Fidelity Low Duration Bond Factor ETF	$679

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Corporate Bond ETF	$540
Fidelity Investment Grade Bond ETF	771
Fidelity Investment Grade Securitized ETF	186
Fidelity Limited Term Bond ETF	2,021
Fidelity Low Duration Bond Factor ETF	2,762
Fidelity Tactical Bond ETF	1,700
Fidelity Total Bond ETF	19,455
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (six of the funds constituting Fidelity Merrimack Street Trust, referred to hereafter as the "Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Tactical Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Bond ETF (the "Fund"), a fund of Fidelity Merrimack Street Trust, including the schedule of investments, as of August 31, 2023, the related statement of operations, the statement of changes in net assets, the financial highlights for the period from January 24, 2023 (commencement of operations) through August 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 24, 2023 (commencement of operations) through August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Corporate Bond ETF	.36%
Actual		$ 1,000	$ 1,018.20	$ 1.83
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

Fidelity® Investment Grade Bond ETF	.36%
Actual		$ 1,000	$ 1,011.00	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

Fidelity® Investment Grade Securitized ETF	.36%
Actual		$ 1,000	$ 1,004.60	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

Fidelity® Limited Term Bond ETF	.27%
Actual		$ 1,000	$ 1,021.00	$ 1.38
Hypothetical-B		$ 1,000	$ 1,023.84	$ 1.38

Fidelity® Low Duration Bond Factor ETF	.15%
Actual		$ 1,000	$ 1,026.00	$ .77
Hypothetical-B		$ 1,000	$ 1,024.45	$ .77

Fidelity® Tactical Bond ETF	.55%
Actual		$ 1,000	$ 991.80	$ 2.76
Hypothetical-B		$ 1,000	$ 1,022.43	$ 2.80

Fidelity® Total Bond ETF	.36%
Actual		$ 1,000	$ 1,014.30	$ 1.83
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Corporate Bond ETF	7.21%
Fidelity Limited Term Bond ETF	24.23%
Fidelity Total Bond ETF	23.70%
Fidelity Low Duration Bond Factor ETF	6.27%
Fidelity Investment Grade Bond ETF	33.52%
Fidelity Investment Grade Securitized ETF	14.25%
Fidelity Tactical Bond ETF	26.57%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Corporate Bond ETF	$3,857,863
Fidelity Limited Term Bond ETF	$ 2,523,781
Fidelity Total Bond ETF	$ 46,785,493
Fidelity Low Duration Bond Factor ETF	$ 2,571,178
Fidelity Investment Grade Bond ETF	$ 128,934
Fidelity Investment Grade Securitized ETF	$ 54,183

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Corporate Bond ETF	$5,240,560
Fidelity Limited Term Bond ETF	$6,006,927
Fidelity Total Bond ETF	$136,677,243
Fidelity Low Duration Bond Factor ETF	$9,391,582
Fidelity Investment Grade Bond ETF	$530,028
Fidelity Investment Grade Securitized ETF	$101,274
Fidelity Tactical Bond ETF	$402,975

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Limited Term Bond ETF

At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together the Board), voted to approve an amended and restated management contract for the fund with Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to decrease the fund's management fee by 11 basis points (the Amended Contract), effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract (Current Management Contract). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
The Board considered that the Amended Contract will decrease the management fee paid by the fund by approximately 11 basis points, based on the average group assets for December 2022. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected net total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

1.9864852.108
FIXETF-ANN-1023

Item 2.

Code of Ethics

As of the end of the period, August 31, 2023, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2023 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$38,800	$-	$4,700	$900
Fidelity Sustainable Low Duration Bond ETF	$36,300	$-	$4,700	$800
Fidelity Tactical Bond ETF	$49,100	$-	$8,400	$700

August 31, 2022 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$32,800	$-	$3,600	$200
Fidelity Sustainable Low Duration Bond ETF	$30,600	$-	$3,600	$200
Fidelity Tactical Bond ETF	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF commenced operations on April 19, 2022.

C Fidelity Tactical Bond ETF commenced operations on January 24, 2023.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$35,700	$-	$7,100	$1,300
Fidelity Investment Grade Bond ETF	$37,900	$-	$7,500	$1,400
Fidelity Investment Grade Securitized ETF	$38,800	$-	$7,800	$1,400
Fidelity Limited Term Bond ETF	$37,600	$-	$7,500	$1,400
Fidelity Low Duration Bond Factor ETF	$37,900	$-	$7,600	$1,400
Fidelity Total Bond ETF	$40,600	$-	$8,000	$1,500

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$34,300	$-	$7,000	$1,300
Fidelity Investment Grade Bond ETF	$36,100	$-	$7,300	$1,300
Fidelity Investment Grade Securitized ETF	$37,200	$-	$7,600	$1,400
Fidelity Limited Term Bond ETF	$36,100	$-	$7,300	$1,400
Fidelity Low Duration Bond Factor ETF	$36,300	$-	$7,400	$1,400
Fidelity Total Bond ETF	$38,800	$-	$7,800	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2023A,C	August 31, 2022A,B,C
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF’s commencement of operations.

C May contain amounts billed prior to Fidelity Tactical Bond ETF’s commencement of operations

Services Billed by PwC

	August 31, 2023A	August 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2023A,C	August 31, 2022A,B,C
Deloitte Entities	$262,800	$465,200
PwC	$13,641,700	$13,287,900

A Amounts may reflect rounding. .

B May contain amounts billed prior to Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF’s commencement of operations.

C May contain amounts billed prior to Fidelity Tactical Bond ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 31, 2023, the members of the Audit Committee were Elizabeth S. Acton, Ann E. Dunwoody, John Engler, Robert F. Gartland, Arthur E. Johnson, Michael E. Kenneally, and Mark A. Murray.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023